UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2017
(unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 93.6%

	Shares	Value

ARGENTINA — 0.1%
MercadoLibre	1,055	$195,586
Pampa Energia ADR *	1,772	82,292
Ternium ADR	13,966	319,263
YPF ADR	7,668	166,165

		763,306

AUSTRALIA — 2.0%
Adelaide Brighton	18,475	71,738
AGL Energy	37,851	648,758
Altium	9,693	59,324
Amaysim Australia	53,151	82,232
Amcor	35,511	385,120
AMP	14,455	54,813
Ansell	2,778	50,101
Ardent Leisure Group	29,520	47,014
Aristocrat Leisure	19,431	225,172
ASX	1,069	40,447
Aurizon Holdings	13,301	50,538
AusNet Services	69,570	83,364
Beach Energy	208,561	118,629
Bendigo & Adelaide Bank	5,407	51,463
Blackmores	1,161	101,698
Brambles	27,337	215,823
Caltex Australia	9,340	202,586
carsales.com	12,896	102,106
Cleanaway Waste Management	105,495	91,208
Coca-Cola Amatil	18,534	137,048
Cochlear	895	84,961
Commonwealth Bank of Australia	4,947	306,371
Computershare	23,896	233,601
CSG	53,286	31,522
CSL	10,349	881,404
CYBG *	18,923	67,738
Dexus Property Group ‡	17,287	117,732
Domino’s Pizza Enterprises	44,960	2,027,099
DUET Group	91,865	195,076
DuluxGroup	22,574	103,919
Event Hospitality and Entertainment	5,176	57,901
GPT Group ‡	32,364	114,870
GrainCorp, Cl A	14,270	102,920
GUD Holdings	7,871	57,962
GWA Group	23,763	47,217
Hansen Technologies	24,702	72,313
Insurance Australia Group	14,182	62,060
Investa Office Fund ‡ *	21,557	73,569
iSentia Group	21,469	42,659

COMMON STOCK continued

	Shares	Value

AUSTRALIA (continued)
JB Hi-Fi	4,199	$88,052
LendLease Group	60,100	642,218
Macquarie Atlas Roads Group	18,280	69,595
Medibank Private	24,193	49,539
Metcash	63,247	101,209
Mineral Resources	117,591	1,096,031
Mirvac Group ‡	70,791	108,986
National Australia Bank	8,136	187,146
Navitas	18,894	63,478
Newcrest Mining	18,714	305,568
NEXTDC *	89,125	208,184
Oil Search	26,289	136,971
Orora	59,340	128,259
Qantas Airways	26,984	69,784
Regis Resources	207,364	500,100
Retail Food Group	133,800	653,490
Rio Tinto	2,512	127,032
Scentre Group ‡	71,199	237,587
Shopping Centres Australasia Property Group ‡	39,152	64,433
SMS Management & Technology	13,961	14,717
Sonic Healthcare	6,404	101,118
Southern Cross Media Group	57,479	64,080
Spark Infrastructure Group	65,962	117,059
St. Barbara *	50,466	88,794
Star Entertainment Grp	29,336	106,125
Stockland ‡	40,111	132,327
Suncorp Group	6,044	59,726
Super Retail Group	9,154	67,618
Sydney Airport	27,357	121,373
Tabcorp Holdings	24,107	86,660
Tatts Group	40,099	131,984
Teekay LNG Partners LP	139,199	2,533,422
Telstra	190,997	724,258
Transurban Group	36,733	284,153
Treasury Wine Estates	38,139	336,392
Vicinity Centres ‡	57,051	123,745
Village Roadshow	13,762	41,331
Washington H Soul Pattinson	7,947	94,021
Wesfarmers	18,007	549,809
Westpac Banking	9,821	236,183
Woodside Petroleum	18,175	435,019

		18,787,652

AUSTRIA — 0.3%
ams	5,335	183,036
BUWOG	16,805	400,555
Erste Group Bank	4,894	148,667
Immobilien Anlagen	4,780	94,093

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2017
(unaudited)

COMMON STOCK continued

	Shares	Value

AUSTRIA (continued)
Lenzing	2,229	$318,463
Oesterreichische Post	5,380	194,501
OMV	22,524	786,948
Schoeller-Bleckmann Oilfield Equipment	1,010	76,092
Telekom Austria, Cl A	8,670	53,423
Verbund	11,909	191,552
Wienerberger	5,642	108,778

		2,556,108

BELGIUM — 0.4%
Aedifica ‡	1,601	121,637
Anheuser-Busch InBev	18,363	1,905,978
Barco	1,594	138,398
Bekaert	1,905	82,464
bpost	6,682	161,361
Cofinimmo ‡	1,499	168,048
Colruyt	338	16,521
Econocom Group	4,595	69,296
Elia System Operator	1,619	80,692
Euronav	6,701	52,083
Groupe Bruxelles Lambert	4,211	358,163
Proximus SADP	8,421	241,490
Telenet Group Holding *	3,256	174,408
Tessenderlo Chemie	1,710	63,464
UCB	5,162	355,074
Umicore	3,188	178,268

		4,167,345

BERMUDA — 0.0%
Maiden Holdings	18,000	319,500

BRAZIL — 1.0%
Aliansce Shopping Centers	6,000	28,466
Ambev ADR	55,549	299,409
Arezzo Industria e Comercio	5,300	48,945
Banco do Brasil	32,800	323,826
Banco Santander Brasil ADR	40,256	398,937
BB Seguridade Participacoes	9,300	82,372
BM&FBovespa - Bolsa de Valores Mercadorias e Futuros	18,000	105,620
BR Properties *	23,000	58,173
Braskem ADR	1,230	25,449
BRF	40,759	575,083
CETIP - Mercados Organizados	2,700	40,315
Cia de Locacao das Americas	3,900	7,661
Cia de Saneamento Basico do Estado de Sao Paulo	20,200	200,968
Cia de Transmissao de Energia Eletrica Paulista	2,800	58,379

COMMON STOCK continued

	Shares	Value

BRAZIL (continued)
Cia Energetica de Minas Gerais ADR	12,405	$35,230
Cia Hering	5,600	27,546
Cielo	55,351	465,313
Cosan, Cl A	28,670	234,521
Cosan Industria e Comercio	17,722	226,481
CPFL Energia	14,431	116,003
CSU Cardsystem	14,100	32,665
Cyrela Brazil Realty Empreendimentos e Participacoes	10,000	41,097
Duratex *	56,200	134,476
EDP - Energias do Brasil	11,900	53,059
Embraer	20,900	119,387
Engie Brasil Energia	25,727	292,287
Equatorial Energia	32,152	592,819
Estacio Participacoes	6,400	32,293
Eternit *	17,800	8,473
Fibria Celulose	3,237	30,171
Fleury	4,000	48,212
Gerdau ADR	150,000	574,500
Grendene	11,300	66,378
Iguatemi Empresa de Shopping Centers	10,300	97,408
Industrias Romi	43,400	48,756
Itau Unibanco Holding ADR	53,603	633,051
JBS	97,400	367,827
Klabin	12,500	64,422
Light	7,900	49,314
Linx	4,800	27,480
Lojas Renner	38,216	289,612
Magazine Luiza *	4,600	186,841
MRV Engenharia e Participacoes	31,900	129,175
Multiplan Empreendimentos Imobiliarios	10,000	198,185
Multiplus	4,000	45,165
Natura Cosmeticos	7,000	56,136
Odontoprev	94,500	336,183
Petroleo Brasileiro ADR *	35,321	362,393
QGEP Participacoes	23,800	42,901
Qualicorp	24,567	160,682
Raia Drogasil	4,400	91,460
Sao Martinho	9,600	62,333
Schulz	1,200	2,049
Telefonica Brasil ADR	26,726	395,010
Transmissora Alianca de Energia Eletrica	37,275	253,855
Tupy	5,900	22,319
Ultrapar Participacoes	12,700	266,647

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2017
(unaudited)

COMMON STOCK continued

	Shares	Value

BRAZIL (continued)
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao	17,447	$132,717
WEG	31,300	158,035

		9,864,470

CANADA — 2.2%
Advantage Oil & Gas *	46,194	297,842
Agnico Eagle Mines	1,814	86,528
Aimia	5,900	38,676
Air Canada, Cl B *	63,800	655,528
Allied Properties ‡	3,039	79,172
Bank of Montreal	1,400	105,900
Bank of Nova Scotia	12,000	717,095
Barrick Gold	14,335	264,172
BCE	18,915	852,683
Boyd Group Income Fund	4,912	321,427
CAE	8,700	123,555
Canadian Apartment Properties ‡	4,600	112,132
Canadian Imperial Bank of Commerce	3,500	298,048
Canadian National Railway	7,487	520,365
Canadian Tire, Cl A	800	85,081
Capital Power	14,500	275,012
CCL Industries, Cl B	3,621	745,210
Celestica *	59,400	824,867
Chartwell Retirement Residences ‡	9,400	109,874
China Gold International Resources *	9,434	18,995
Cineplex	1,300	52,340
Cogeco Communications	1,155	63,020
Constellation Software	693	313,004
Cott	18,525	196,603
Descartes Systems Group *	8,100	176,846
Dollarama	27,515	2,083,845
Domtar	17,500	764,575
Emera	9,800	342,219
Empire	6,869	85,780
Enbridge	3,400	144,753
Enerflex	17,921	252,444
Extendicare	7,542	59,930
Fairfax Financial Holdings	200	93,449
First Capital Realty	7,900	125,672
Fortis	15,500	498,382
Franco-Nevada	1,900	123,586
George Weston	1,000	85,287
Gildan Activewear	4,089	106,966
Goldcorp	7,394	119,554

COMMON STOCK continued

	Shares	Value

CANADA (continued)
H&R Real Estate Investment Trust ‡	7,500	$130,029
HudBay Minerals	20,600	161,317
Hydro One (A)	5,700	105,349
Imperial Oil	8,879	291,907
Innergex Renewable Energy	7,000	74,183
Intertape Polymer Group	16,966	309,397
Jean Coutu Group PJC, Cl A	4,100	64,434
Kinaxis *	7,715	389,471
Kinross Gold *	26,437	103,005
Laurentian Bank of Canada	2,226	100,690
Loblaw	4,649	244,338
Lululemon Athletica *	27,438	1,852,339
MacDonald Dettwiler & Associates	1,486	82,302
Maple Leaf Foods	2,200	50,433
MDC Partners, Cl A	4,000	25,600
Metro, Cl A	5,600	170,120
New Flyer Industries	9,733	311,905
North West	2,800	63,004
Open Text	10,042	343,724
Parex Resources *	22,681	263,893
Parkland Fuel	5,723	119,452
Pason Systems	7,833	114,613
Pembina Pipeline	10,200	316,445
Quebecor, Cl B	5,400	162,633
Restaurant Brands International	3,700	181,495
RioCan Real Estate Investment Trust ‡	7,500	149,914
Ritchie Bros Auctioneers	1,600	51,864
Royal Bank of Canada	4,800	345,120
Saputo	6,300	231,956
Shaw Communications, Cl B	8,255	178,073
Sienna Senior Living	3,959	51,935
Silver Wheaton	6,569	145,237
Smart Real Estate Investment Trust ‡	4,200	103,350
SNC-Lavalin Group	1,912	82,401
Stantec	2,200	58,971
Sun Life Financial	4,700	185,508
Suncor Energy	2,743	85,078
Tahoe Resources	8,600	78,449
Thomson Reuters	4,800	215,165
TMX Group	5,600	296,429
Toromont Industries	2,200	71,262
TransCanada	5,172	244,003
Valeant Pharmaceuticals International *	7,245	99,996
Waste Connections	1,540	123,508

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2017
(unaudited)

COMMON STOCK continued

	Shares	Value

CANADA (continued)
Yamana Gold	22,435	$74,137

		21,124,851

CHILE — 0.2%
AES Gener	93,847	32,178
Aguas Andinas, Cl A	13,860	7,521
AntarChile	8,852	96,842
Antofagasta	18,448	193,784
Banco de Chile	485,017	57,866
Banco de Credito e Inversiones	1,190	61,211
Banmedica	29,646	58,965
Colbun	46,100	8,892
Empresa Nacional de Telecomunicaciones *	10,270	111,185
Empresas CMPC	52,670	113,757
Empresas COPEC	19,102	195,357
Enersis Americas	315,397	56,453
Parque Arauco	28,360	68,568
Quinenco	20,604	55,566
SACI Falabella	23,153	187,698
SONDA	49,466	80,448
Vina Concha y Toro	57,788	93,965

		1,480,256

CHINA — 3.7%
Agile Group Holdings	92,000	49,115
Agricultural Bank of China, Cl H	548,000	228,568
Alibaba Group Holding ADR *	46,920	4,753,465
Aluminum Corp of China, Cl H *	518,584	267,626
Anhui Conch Cement, Cl H	82,572	265,585
Baidu ADR *	15,178	2,657,213
Bank of China, Cl H	2,095,000	946,731
Bank of Communications, Cl H	355,000	261,100
Baoye Group, Cl H	58,000	42,739
Central China Real Estate	93,000	20,702
China Biologic Products *	2,389	272,203
China Coal Energy, Cl H	152,000	79,045
China Communications Services, Cl H	1,186,000	805,624
China Construction Bank, Cl H	2,328,258	1,722,141
China Datang Renewable Power, Cl H	136,000	12,057
China Finance Online ADR *	18,000	55,440
China King-Highway Holdings *	3,679	5,699
China Medical System Holdings	183,192	299,735
China Merchants Holdings
International	26,000	69,632
China Mobile	147,000	1,647,163
China Petroleum & Chemical, Cl H	538,000	423,262
China Railway Group, Cl H	5,000	4,391

COMMON STOCK continued

	Shares	Value

CHINA (continued)
China Resources Beer Holdings	38,000	$77,282
China Shenhua Energy, Cl H	36,500	76,658
China Telecom, Cl H	668,000	315,518
Chongqing Rural Commercial Bank, Cl H	962,000	585,822
COSCO SHIPPING Development, Cl H *	42,000	8,939
Country Garden Holdings	125,000	71,963
CRRC	34,000	33,051
Ctrip.com International ADR *	11,588	500,718
Datang International Power Generation, Cl H	214,000	55,330
Dongfeng Motor Group, Cl H	70,000	74,284
Golden Eagle Retail Group	49,000	71,104
Gridsum Holding ADR *	15,534	186,408
Guangdong Electric Power Development, Cl B	96,271	44,224
Hengan International Group	20,000	164,102
Hopefluent Group Holdings	212,000	61,023
Huadian Power International, Cl H	60,000	25,463
Huaneng Power International, Cl H	100,000	64,798
Industrial & Commercial Bank of China, Cl H	1,830,000	1,118,414
Inner Mongolia Yitai Coal, Cl B	75,600	76,076
Intime Retail Group	58,000	71,812
Jiangxi Copper, Cl H	65,000	111,456
Kweichow Moutai, Cl A	11,127	557,191
KWG Property Holding	223,500	128,459
NetEase ADR	8,715	2,212,739
New Oriental Education & Technology Group ADR *	3,379	160,671
PetroChina, Cl H	1,574,000	1,237,711
Ping An Insurance Group of China, Cl H	133,441	682,005
Shanghai International Airport, Cl A	109,434	437,545
Shenzhou International Group Holdings	38,144	235,273
Sihuan Pharmaceutical Holdings Group	250,000	73,598
Silergy	9,448	143,170
Sinopec Shanghai Petrochemical, Cl H	602,000	371,686
Sinopharm Group, Cl H	366,820	1,675,251
Sinotruk Hong Kong	74,500	55,749
SOHO China	98,000	49,475
Stella International Holdings	39,000	59,783
Sun Art Retail Group	85,000	85,596
TAL Education Group ADR *	1,800	145,782

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2017
(unaudited)

COMMON STOCK continued

	Shares	Value

CHINA (continued)
Tencent Holdings	288,049	$7,528,868
Uni-President China Holdings	78,000	59,764
Vipshop Holdings ADR *	3,160	35,771
Want Want China Holdings	139,000	99,088
Yangzijiang Shipbuilding Holdings	98,800	56,433
Yanzhou Coal Mining, Cl H	64,000	50,030
Yirendai ADR *	687	14,516
Zhaojin Mining Industry	109,500	98,318
Zhejiang Expressway, Cl H	54,000	54,127
Zhuzhou CRRC Times Electric, Cl H	15,500	88,434
Zijin Mining Group, Cl H	354,000	121,330

		35,202,044

COLOMBIA — 0.0%
Avianca Holdings ADR	13,703	116,475

CZECH REPUBLIC — 0.0%
Moneta Money Bank * (A)	47,698	157,399
Unipetrol	6,190	47,480

		204,879

DENMARK — 0.5%
Carlsberg, Cl B	3,184	287,503
Chr Hansen Holding	5,958	363,269
Coloplast, Cl B	877	62,741
Danske Bank	29,319	975,959
Dfds	5,656	276,377
DONG Energy * (A)	9,463	358,136
DSV	1,462	70,973
FLSmidth	1,346	62,489
Genmab *	2,955	569,684
GN Store Nord	3,019	67,362
ISS	2,435	86,499
Novo Nordisk, Cl B	7,100	254,998
Novo Nordisk ADR	16,703	604,147
Novozymes, Cl B	6,359	247,678
Pandora	2,967	388,295
Royal Unibrew	1,611	61,110
SimCorp	1,274	65,213
TDC	37,213	195,831
Vestas Wind Systems	2,119	148,148

		5,146,412

EGYPT — 0.0%
Commercial International Bank Egypt SAE	24,804	100,054

FINLAND — 0.4%
Amer Sports	4,390	116,438
Cramo	7,885	196,199

COMMON STOCK continued

	Shares	Value

FINLAND (continued)
Elisa	4,423	$149,112
Fortum	15,044	240,191
Huhtamaki	1,763	64,708
Kesko, Cl B	5,084	257,123
Kone, Cl B	11,268	509,666
Neste	6,234	217,098
Nokia	27,795	124,520
Orion, Cl B	12,891	600,054
Sampo, Cl A	11,130	515,439
Sanoma	9,867	89,686
UPM-Kymmene	2,372	53,772
Valmet	24,574	388,101

		3,522,107

FRANCE — 2.4%
Air Liquide	8,976	968,964
Airbus Group	6,293	426,349
Alten	7,014	522,444
Altran Technologies	3,831	56,678
Atos	9,689	1,030,140
AXA	31,000	760,317
BNP Paribas	7,269	464,381
Christian Dior	923	198,031
Cie Generale des Etablissements Michelin	1,028	110,285
CNP Assurances	3,431	64,390
Danone	41,977	2,627,782
Dassault Systemes	12,621	976,600
Engie	26,522	316,798
Eurazeo	765	47,055
Fonciere Des Regions ‡	546	45,414
Gecina ‡	1,268	163,300
Hermes International	4,995	2,170,063
ICADE ‡	687	48,591
Iliad	2,682	573,111
Ingenico Group	1,419	119,574
Ipsen	923	71,441
Kering	7,255	1,724,565
Klepierre ‡	5,974	226,681
Korian	2,735	78,240
L’Oreal	2,404	436,891
LVMH Moet Hennessy Louis Vuitton	3,172	638,954
Nexity	1,371	67,281
Orange	75,227	1,163,304
Orpea	1,280	104,185
Renault	1,650	148,515
Rubis	1,676	141,013
Safran	9,338	632,043

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2017
(unaudited)

COMMON STOCK continued

	Shares	Value

FRANCE (continued)
Sanofi	8,623	$693,396
SCOR	1,455	49,249
SEB	1,228	154,502
SFR Group *	52,516	1,522,729
Sodexo	3,479	384,386
Suez	7,591	114,969
Teleperformance	4,751	508,309
TOTAL	18,312	922,370
Ubisoft Entertainment *	9,959	327,039
Veolia Environnement	13,239	225,021
Vinci	3,438	240,866
Vivendi	21,253	388,650
Wendel	411	48,583

		22,703,449

GERMANY — 2.6%
adidas	10,281	1,616,481
ADO Properties (A)	2,415	86,279
ADVA Optical Networking *	56,000	467,538
Allianz	6,492	1,098,878
alstria office ‡	7,155	89,326
AURELIUS Equity Opportunities & KGaA	7,622	480,103
BASF	9,917	954,070
Bayer	5,200	574,254
Bechtle	682	69,073
Brenntag	1,164	67,527
Daimler	53,667	4,017,711
Deutsche Boerse	1,252	111,245
Deutsche EuroShop	2,555	106,064
Deutsche Lufthansa	3,236	43,090
Deutsche Telekom	90,665	1,581,634
Deutsche Wohnen	2,983	97,056
E.ON	69,573	533,467
Evonik Industries	1,927	62,365
Fraport Frankfurt Airport Services Worldwide	768	45,814
Freenet	3,906	117,051
Fresenius & KGaA	15,168	1,194,152
Fresenius Medical Care & KGaA	1,085	88,184
GEA Group	1,760	72,654
Gerresheimer	3,321	269,666
Grand City Properties	5,924	107,852
GRENKE	202	33,723
Hamborner ‡	7,958	76,895
Hannover Rueck	506	55,524
HeidelbergCement	3,309	318,416
Henkel & KGaA	3,765	396,029
HUGO BOSS	664	42,506

COMMON STOCK continued

	Shares	Value

GERMANY (continued)
Infineon Technologies	87,517	$1,605,132
KION Group	6,339	385,260
Krones	462	47,125
KWS Saat	302	94,674
LEG Immobilien	2,322	182,130
Linde	1,588	257,910
MAN	704	72,919
Merk	794	87,127
MTU Aero Engines	593	70,800
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	1,159	217,450
ProSiebenSat.1 Media	1,152	48,848
QIAGEN	4,935	142,166
Rheinmetall	6,900	527,658
SAP	27,921	2,550,822
Siemens	5,211	653,942
Software	2,194	78,952
Symrise	1,082	65,000
TAG Immobilien	3,903	52,624
Telefonica Deutschland Holding	8,989	37,456
TLG Immobilien	4,628	87,829
TUI	2,748	40,170
Uniper *	5,978	84,828
Volkswagen	594	94,677
Wirecard	53,370	2,581,648

		24,941,774

GREECE — 0.1%
Aegean Marine Petroleum Network	22,799	251,929
Hellenic Telecommunications Organization	27,571	250,903
Hellenic Telecommunications Organization ADR	1,699	7,686
Navios Maritime Acquisition	22,000	40,920
Tsakos Energy Navigation	30,700	145,211

		696,649

HONG KONG — 1.7%
3SBio * (A)	43,500	42,553
AIA Group	302,248	1,864,008
Alibaba Pictures Group *	100,000	16,884
ANTA Sports Products	25,000	79,031
APT Satellite Holdings	383,000	191,395
ASM Pacific Technology	8,200	99,720
Bank of Jinzhou, Cl H	62,000	75,913
Beijing Enterprises Water Group	160,000	111,352
Brightoil Petroleum Holdings *	139,000	43,006
C C Land Holdings	123,000	36,973
Cafe de Coral Holdings	16,000	53,181

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2017
(unaudited)

COMMON STOCK continued

	Shares	Value

HONG KONG (continued)
Changan Minsheng APLL Logistics, Cl H	9,000	$7,165
Chaowei Power Holdings	110,000	90,845
Cheung Kong Infrastructure Holdings	15,000	120,733
China Conch Venture Holdings	26,500	50,911
China Everbright International	40,000	48,545
China Evergrande Group	177,000	123,242
China Gas Holdings	82,000	118,583
China Hongqiao Group	74,000	76,100
China Huishan Dairy Holdings	166,000	61,999
China Innovationpay Group *	304,000	22,772
China Mengniu Dairy	118,000	221,043
China Minsheng Banking, Cl H	11,400	12,517
China Overseas Land & Investment	62,000	181,649
China Railway Signal & Communication, Cl H (A)	341,664	243,514
China Resources Gas Group	118,744	373,485
China Resources Phoenix Healthcare Holdings	53,500	72,401
China Resources Power Holdings	70,000	119,983
China State Construction International Holdings	38,000	61,763
China Sunshine Paper Holdings	100,500	19,764
China Traditional Chinese Medicine Holdings	120,000	56,839
China Vanke, Cl H	20,600	52,233
China Zhongwang Holdings	169,600	74,828
CITIC	90,000	133,007
CK Hutchison Holdings	26,100	312,126
CLP Holdings	35,500	347,275
COSCO SHIPPING Ports	56,000	55,665
CSPC Pharmaceutical Group	122,000	137,560
CT Environmental Group	250,000	54,416
Esprit Holdings	33,300	26,126
First Pacific	102,000	76,883
Fullshare Holdings	117,500	49,502
Galaxy Entertainment Group	341,209	1,619,404
Geely Automobile Holdings	280,000	330,201
Global Brands Group Holding *	620,000	77,670
GOME Electrical Appliances Holding	371,000	46,238
G-Resources Group	1,956,000	34,720
Guangdong Investment	72,000	89,599
Guangzhou Automobile Group, Cl H	286,000	388,642
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	22,000	53,826

COMMON STOCK continued

	Shares	Value

HONG KONG (continued)
Guangzhou R&F Properties	40,000	$51,465
Haier Electronics Group	33,000	58,179
Hang Lung Group	13,000	49,654
Hang Seng Bank	21,700	441,930
Henderson Land Development	7,700	42,426
HK Electric Investments (A)	58,000	48,393
HKT Trust & HKT (B)	188,000	261,650
Honbridge Holdings *	306,000	27,421
Hong Kong & China Gas	129,000	243,080
Hong Kong Exchanges & Clearing	10,500	253,490
Hongkong Land Holdings	8,000	54,000
Hopewell Holdings	60,000	213,750
Hua Han Health Industry Holdings *	564,000	30,821
Hysan Development	19,000	86,958
Jardine Matheson Holdings	1,600	98,752
Jardine Strategic Holdings	500	19,035
Jiangsu Expressway, Cl H	44,000	55,222
Kerry Properties	18,500	52,488
Kingboard Chemical Holdings	133,000	457,222
KuangChi Science *	201,000	74,205
Kunlun Energy	126,000	99,624
Landing International Development *	1,865,000	15,399
Lee & Man Paper Manufacturing	165,000	148,358
Lenovo Group	8,000	5,228
Leoch International Technology	128,000	17,409
Li & Fung	138,000	59,718
Link ‡	20,000	136,575
Longfor Properties	39,500	56,880
Luye Pharma Group	40,000	26,396
Luzheng Futures, Cl H	43,000	8,867
Man Wah Holdings	333,987	213,812
MGM China Holdings	40,800	79,016
Minmetals Land	108,000	12,827
MTR *	53,500	272,304
New World Development	40,000	46,076
Nine Dragons Paper Holdings	357,380	412,986
Orient Overseas International	1,500	7,740
PCCW	275,000	166,321
Red Star Macalline Group, Cl H (A)	52,000	52,342
Sands China	69,378	305,232
Shanghai Industrial Holdings	23,000	61,569
Shangri-La Asia	36,000	39,860
Shenzhen International Holdings	40,780	58,584
Sino Biopharmaceutical	210,000	164,842
Sino Land	32,000	53,032
SJM Holdings	72,000	57,214

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2017
(unaudited)

COMMON STOCK continued

	Shares	Value

HONG KONG (continued)
SSY Group	76,690	$24,717
Superb Summit International Group *	75,000	—
Swire Pacific, Cl A	4,000	40,675
Swire Properties	17,800	49,947
Techtronic Industries	40,500	139,420
Television Broadcasts	15,400	59,247
Tibet Water Resources	142,000	61,303
Tong Ren Tang Technologies, Cl H	38,000	67,641
Tonly Electronics Holdings	800	415
Town Health International Medical Group	344,000	55,356
TPV Technology	266,000	48,690
Truly International Holdings	220,000	89,643
VTech Holdings	9,000	111,759
Welling Holding	122,000	24,633
West China Cement	406,000	55,914
WH Group (A)	768,500	582,608
Wharf Holdings (B)	13,000	97,721
Wheelock	9,000	54,619
Wynn Macau	61,600	113,066
Yip’s Chemical Holdings	20,000	8,168
Yue Yuen Industrial Holdings	19,000	69,794
Yuexiu Property	346,000	50,525
Yuzhou Properties	418,000	137,688

		15,799,691

HUNGARY — 0.1%
OTP Bank	14,702	451,835

INDIA — 1.4%
ACC	3,383	70,482
Aditya Birla Nuvo	2,691	53,753
Amara Raja Batteries	3,708	49,077
Ambuja Cements	16,467	55,594
Apar Industries	2,803	25,718
Apollo Hospitals Enterprise	3,003	54,445
Ashapura Minechem *	63,961	63,212
Ashok Leyland	38,492	51,487
Asian Paints	3,335	47,716
Aurobindo Pharma	13,100	131,647
Axis Bank	12,909	88,667
Bajaj Auto	1,435	59,931
Bajaj Finserv	1,143	54,684
Balrampur Chini Mills	27,914	58,301
Bharat Petroleum	32,779	329,336
Bharti Airtel	63,826	327,573
Bharti Infratel	20,247	87,679
Biocon	8,685	129,414

COMMON STOCK continued

	Shares	Value

INDIA (continued)
Bosch	210	$68,501
Cadila Healthcare	9,430	48,724
Castrol India	10,875	64,958
CESC	5,541	60,286
Cipla	7,606	64,501
Colgate-Palmolive India	4,423	57,868
Container of India	3,962	69,228
Cummins India	4,414	54,582
Dabur India	12,231	49,757
Eicher Motors	215	72,977
Garware Wall Ropes	10,689	92,206
GlaxoSmithKline Consumer Healthcare	677	51,554
Glenmark Pharmaceuticals	5,335	70,288
Havells India	12,289	76,085
HCL Technologies	5,327	63,689
HDFC Bank ADR	30,198	2,081,548
Hero MotoCorp	1,088	50,874
Hindalco Industries	102,165	286,038
Hindustan Petroleum	59,730	458,991
Hindustan Unilever	12,631	159,254
Honda SIEL Power Products	1,983	43,315
Housing Development & Infrastructure *	64,905	59,696
Housing Development Finance	7,735	155,721
ICICI Bank ADR	51,357	398,017
Indiabulls Real Estate *	58,555	65,075
Indian Oil	66,358	358,369
IndusInd Bank	3,140	57,947
Infinite Computer Solutions India *	1,428	4,747
Infosys ADR	19,231	264,811
InterGlobe Aviation (A)	3,998	53,212
Jindal Stainless Hisar *	29,521	44,535
JSW Steel	27,960	81,661
Kalpataru Power Transmission	1,686	6,816
KAMA Holdings	209	7,539
Kirloskar Ferrous Industries	24,083	27,741
Kotak Mahindra Bank	4,873	55,604
Larsen & Toubro	3,580	76,315
LIC Housing Finance	9,616	78,457
Lupin	2,367	51,310
Mahindra & Mahindra	4,827	88,230
Marico	15,908	60,319
Maruti Suzuki India	3,766	327,183
Nestle India	523	45,110
NHPC	141,670	60,452
NMDC	26,177	55,502
NTPC	65,095	165,364

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2017
(unaudited)

COMMON STOCK continued

	Shares	Value

INDIA (continued)
OCL India	2,178	$27,533
Oil & Natural Gas	98,736	294,775
Oracle Financial Services Software	1,104	54,016
Petronet LNG	9,781	53,911
Pidilite Industries *	5,818	57,756
Piramal Enterprises	2,368	58,906
Polyplex	12,790	71,910
Power Grid Corp of India	239,846	732,495
Punjab & Sind Bank	38,635	27,903
Rain Industries	57,637	56,494
Rajesh Exports	8,965	65,838
Reliance Industries	102,980	1,586,480
RSWM	9,466	62,751
Sharda Motor Industries	1,073	18,090
Shree Cement	258	58,776
Shriram Transport Finance	3,776	53,138
Srikalahasthi Pipes	4,503	18,866
Sun Pharmaceutical Industries	16,409	152,735
Surya Roshni	2,297	6,243
Tata Communications	7,659	79,768
Tata Consultancy Services	3,347	110,003
Tata Motors	35,913	277,135
Tata Power	92,670	108,999
Tech Mahindra	8,817	58,767
Technocraft Industries India	2,796	18,214
Tinplate of India	21,107	26,148
Titan	13,465	71,855
TVS Srichakra	1,356	63,972
UltraTech Cement	1,100	59,900
United Spirits *	1,504	48,293
UPL	18,955	202,486
Vardhman Textiles	14,803	275,725
West Coast Paper Mills	36,923	73,498
Wipro	10,899	73,576
Zee Entertainment Enterprises	8,197	59,099

		13,499,727

INDONESIA — 0.5%
Adaro Energy	579,300	73,538
AKR Corporindo	102,100	51,040
Aneka Tambang Persero *	938,800	56,247
Asahimas Flat Glass	1,300	648
Astra International	845,620	503,477
Bank Central Asia	710,615	814,260
Bank Negara Indonesia Persero	297,500	126,999
Bumi Serpong Damai	1,857,027	254,511
Ciputra Development	453,700	44,852
Gajah Tunggal *	1,143,000	98,442

COMMON STOCK continued

	Shares	Value

INDONESIA (continued)
Garuda Indonesia Persero *	1,242,600	$31,455
Gudang Garam	17,000	78,618
Hanjaya Mandala Sampoerna	169,000	48,729
Hanson International *	4,952,300	56,375
Indo Tambangraya Megah	187,400	210,522
Indofood Sukses Makmur	122,700	72,825
Indosat *	101,300	48,934
Japfa Comfeed Indonesia	1,750,500	230,079
Jasa Marga Persero	200,300	63,304
Kalbe Farma	1,772,000	192,428
Lippo Karawaci	779,700	42,919
Matahari Department Store	66,957	74,090
Mitra Keluarga Karyasehat	292,000	54,671
Perusahaan Gas Negara Persero	985,300	212,519
Petrosea *	162,400	9,426
PP Properti	480,000	45,655
Ramayana Lestari Sentosa	536,000	53,791
Samindo Resources TBK	297,700	15,272
Samudera Indonesia	15,400	6,343
Semen Baturaja Persero TBK, Cl B	229,300	41,215
Semen Indonesia Persero	184,800	124,907
Sugih Energy *	2,112,200	8,859
Summarecon Agung	555,300	54,480
Telekomunikasi Indonesia Persero	2,054,916	595,583
Tower Bersama Infrastructure	78,000	28,916
Unilever Indonesia	18,800	58,009
United Tractors	99,100	162,167
Waskita Karya Persero	262,800	50,385
Wijaya Karya Persero	230,500	44,365

		4,740,855

IRELAND — 0.9%
Accenture PLC, Cl A	17,927	2,041,347
Bank of Ireland *	609,745	163,239
C&C Group PLC	940	4,011
CRH PLC	8,173	284,491
Dalata Hotel Group *	7,190	33,298
Experian	12,077	232,300
Hibernia ‡	41,039	53,915
Horizon Pharma *	5,300	86,761
Icon PLC *	2,894	243,270
Irish Continental Group	9,033	46,026
Irish Residential Properties ‡	44,767	56,059
Kerry Group, Cl A	2,546	178,922
Paddy Power Betfair	829	86,627
Ryanair Holdings ADR *	43,453	3,635,278
Seagate Technology	15,300	690,795

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2017
(unaudited)

COMMON STOCK continued

	Shares	Value

IRELAND (continued)
Smurfit Kappa Group	13,503	$355,668

		8,192,007

ISRAEL — 0.3%
Alony Hetz Properties & Investments ‡	9,123	73,332
Amot Investments	15,663	66,067
Azrieli Group	2,442	111,425
Bank Hapoalim	38,928	234,939
Bezeq The Israeli Telecommunication	175,628	306,570
Check Point Software Technologies *	1,200	118,524
Elbit Systems	3,320	365,067
Frutarom Industries	2,610	137,716
Israel Chemicals	42,907	196,918
Israel Discount Bank, Cl A *	153,350	318,534
Jerusalem Oil Exploration *	1,795	78,237
Kenon Holdings *	7	90
Melisron	1,774	81,228
Mellanox Technologies *	4,100	194,135
Mizrahi Tefahot Bank	3,810	58,592
NICE Systems	891	62,283
Oil Refineries	133,566	46,984
Paz Oil	1,185	183,461
Strauss Group	4,442	71,434
Teva Pharmaceutical Industries ADR	7,677	256,642
Tower Semiconductor *	3,845	82,170

		3,044,348

ITALY — 1.3%
Amplifon	6,920	69,921
Ansaldo STS	5,099	64,401
Assicurazioni Generali	11,532	183,496
Astaldi	18,537	120,465
Atlantia	13,217	300,338
Azimut Holding	20,893	374,398
Banca Monte dei Paschi di Siena *	1,217	9,906
Brembo	6,627	424,225
Cementir Holding	14,211	60,658
CNH Industrial	341,900	3,026,480
Davide Campari-Milano	58,996	591,011
De’ Longhi	5,901	146,960
Ei Towers *	6,519	360,662
Enel	220,003	917,678
Eni	131,671	2,019,803
ERG	4,679	51,874
EXOR	3,879	176,541
Ferrari	1,926	119,966

COMMON STOCK continued

	Shares	Value

ITALY (continued)
Infrastrutture Wireless Italiane (A)	61,354	$291,288
Interpump Group	5,761	108,149
Intesa Sanpaolo	122,286	286,458
Italgas *	13,912	52,863
Leonardo *	8,392	107,986
Luxottica Group	3,463	185,758
Moncler	3,746	71,980
Parmalat	32,571	105,130
Pfeiffer Vacuum Technology	714	77,385
Poste Italiane (A)	7,701	48,342
Prada	38,436	159,615
Prysmian	18,150	471,408
Recordati	14,694	417,336
Reply	503	64,616
Snam	34,816	132,296
Tenaris	8,567	149,542
Terna Rete Elettrica Nazionale	44,591	195,337

		11,944,272

JAPAN — 4.3%
Activia Properties ‡	20	97,777
Advance Residence Investment ‡	37	97,620
Aeon	9,200	132,895
Aeon Mall	5,300	76,935
Aica Kogyo	3,700	96,571
Air Water	8,000	148,224
Aisin Seiki	1,500	68,683
Ajinomoto	4,200	82,895
Alfresa Holdings	5,700	93,646
Alps Electric	6,042	161,338
ANA Holdings	28,000	83,199
Asahi Group Holdings	3,300	116,031
Asahi Kasei	13,000	121,468
Astellas Pharma	18,400	246,642
Bridgestone	2,900	106,410
Brother Industries	16,841	311,434
Calbee	4,000	130,192
Canon	8,400	248,853
Central Glass	24,000	115,207
Central Japan Railway	800	129,448
Chiba Bank	12,000	78,753
Chubu Electric Power	21,600	287,528
Chugai Pharmaceutical	3,305	96,595
Chugoku Electric Power	7,300	82,109
Citizen Watch	9,900	61,727
Concordia Financial Group	14,000	74,172
Cosmo Energy Holdings	700	12,120
Credit Saison	3,800	69,397

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2017
(unaudited)

COMMON STOCK continued

	Shares	Value

JAPAN (continued)
Dai Nippon Printing	8,000	$81,410
Daicel	12,000	133,062
Dai-ichi Life Holdings	6,100	111,400
Daito Trust Construction	1,100	153,830
Daiwa House Investment ‡	38	95,715
East Japan Railway	1,500	135,905
Ebara	8,833	273,024
Eisai	3,000	165,132
en-japan	7,777	140,580
Fancl	7,300	100,730
FANUC	700	137,415
Fast Retailing	200	63,024
FP	2,000	95,297
Frontier Real Estate Investment ‡	9	40,971
FUJIFILM Holdings	8,500	329,355
Fujitsu	14,000	81,661
Fukuoka Financial Group	10,000	44,283
GLP J ‡	84	96,491
Hachijuni Bank	8,400	49,622
Hazama Ando	43,447	303,217
Heiwa	14,900	359,469
Hirose Electric	840	109,510
Hiroshima Bank	22,000	103,073
Hisamitsu Pharmaceutical	2,100	108,989
Hitachi Chemical	4,100	116,562
Hitachi Koki	5,800	44,536
Hokkaido Electric Power	11,000	79,692
Hokkoku Bank	14,000	53,441
Hokuetsu Kishu Paper	22,000	133,469
Hokuriku Electric Power	4,700	47,329
Honda Motor	6,100	182,984
Hoshizaki	3,200	261,022
House Foods Group	6,400	137,341
Idemitsu Kosan	3,400	105,243
ITOCHU	105,900	1,459,396
Itochu Techno-Solutions	10,893	292,802
Itoham Yonekyu Holdings *	42,027	371,845
Japan Exchange Group	3,800	56,709
Japan Hotel Investment ‡	127	89,196
Japan Post Holdings	4,000	50,306
Japan Prime Realty Investment ‡	24	96,289
Japan Real Estate Investment ‡	23	130,777
Japan Retail Fund Investment ‡	55	117,687
JSR	2,800	48,109
JX Holdings	80,300	378,778
Kaken Pharmaceutical	6,700	339,421
Kamigumi	7,000	68,072
Kandenko	30,000	278,717

COMMON STOCK continued

	Shares	Value

JAPAN (continued)
Kaneka	12,000	$103,516
Kao	3,200	158,229
KDDI	34,200	917,775
Keio	15,000	123,284
Kewpie	4,500	112,311
Keyence	2,232	867,220
Kintetsu Group Holdings	3,000	11,531
Kirin Holdings	7,000	114,569
Kobayashi Pharmaceutical	3,800	169,285
Kohnan Shoji	7,400	137,894
Koito Manufacturing	6,512	344,892
Konami Holdings	1,700	68,054
Kuraray	8,600	136,491
Kyowa Exeo	16,800	248,630
Kyowa Hakko Kirin	6,800	91,602
Kyushu Financial Group	7,810	53,953
M3	2,700	72,456
Makita	1,300	90,382
Maruichi Steel Tube	1,800	60,420
Mebuki Financial Group	64,870	249,920
MEIJI Holdings	1,100	85,147
Minebea	16,090	160,316
Miraca Holdings	2,200	100,540
Mitsubishi Chemical Holdings	18,900	132,188
Mitsubishi Estate	16,000	306,439
Mitsubishi Gas Chemical	4,500	86,445
Mitsubishi Motors	7,700	41,804
Mitsubishi Tanabe Pharma	6,100	122,043
Mitsui	5,648	82,862
Miura	8,100	128,555
Mizuho Financial Group	381,800	711,120
Morinaga	7,940	343,169
Morinaga Milk Industry	37,000	254,619
MS&AD Insurance Group Holdings	2,200	73,944
NEC	19,000	43,920
NH Foods	11,648	317,223
Nichias	23,846	244,775
Nichirei	18,707	380,403
Nidec	1,100	103,365
Nifco	5,175	261,248
Nihon M&A Center	7,978	232,112
Nintendo	600	122,859
Nippon Building Fund ‡	24	137,738
Nippon Prologis ‡	49	102,418
Nippon Shinyaku	1,000	51,723
Nippon Telegraph & Telephone	49,200	2,169,576
Nishimatsuya Chain	17,430	217,354
Nissan Chemical Industries	2,200	78,620

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2017
(unaudited)

COMMON STOCK continued

	Shares	Value

JAPAN (continued)
Nisshin Seifun Group	9,900	$150,547
Nissin Foods Holdings	900	47,507
Nitori Holdings	2,100	234,718
NOF	23,000	241,183
Nomura Real Estate Holdings	4,800	82,685
Nomura Real Estate Master Fund ‡	81	126,188
Nomura Research Institute	1,430	48,887
Noritz	3,800	65,224
NS Solutions	7,400	146,610
NTT Data	1,000	50,483
NTT DOCOMO	56,500	1,354,329
Obic	1,100	52,803
Odakyu Electric Railway	6,000	118,874
Okamoto Industries	16,600	156,576
Okinawa Electric Power	5,100	117,890
Olympus	27,240	939,685
Ono Pharmaceutical	5,000	102,139
Onward Holdings	8,000	59,091
Oracle Japan	1,900	106,350
Oriental Land	700	38,357
Orix JREIT ‡	64	104,692
Osaka Gas	60,000	224,621
Otsuka	1,300	66,894
Otsuka Holdings	5,700	262,460
PALTAC	15,328	396,538
Plenus	6,300	136,813
Recruit Holdings	1,500	65,694
Relo Group	1,525	223,935
Resona Holdings	144,500	784,761
Ricoh	5,700	50,937
Rohto Pharmaceutical	3,200	55,407
Santen Pharmaceutical	5,400	67,721
Sawai Pharmaceutical	800	41,945
Sekisui House	3,700	59,919
Seria	3,921	266,354
Seven & i Holdings	5,400	215,646
Seven Bank	19,500	55,956
Sharp *	50,000	134,620
Shimadzu	4,000	67,629
Shimamura	500	65,494
Shin-Etsu Chemical	3,700	319,404
Shinmaywa Industries	33,600	314,842
Shinsei Bank	46,000	79,444
Shizuoka Bank	5,000	43,619
Showa Shell Sekiyu	8,600	84,317
SoftBank Group	3,000	231,184
Sompo Holdings	2,900	105,254
Start Today	20,064	377,255

COMMON STOCK continued

	Shares	Value

JAPAN (continued)
Sumco	23,283	$365,195
Sumitomo	75,900	951,859
Sumitomo Metal Mining	6,000	81,410
Sumitomo Mitsui Financial Group	6,700	264,119
Sumitomo Osaka Cement	33,000	132,982
Sundrug	400	27,562
Suruga Bank	4,200	95,970
Suzuki Motor	14,900	576,548
T&D Holdings	4,500	67,095
Taiheiyo Cement	18,000	62,971
Taisho Pharmaceutical Holdings	1,300	109,609
Takashimaya	10,000	86,175
Takeda Pharmaceutical	7,300	305,422
TechnoPro Holdings	9,309	321,128
Teijin	3,000	63,396
Terumo	3,100	114,489
Toho Gas	19,000	141,856
Tohoku Electric Power	11,000	134,054
Tokai Rika	27,400	546,495
Tokio Marine Holdings	2,700	113,132
Tokuyama	49,000	219,591
Tokyo Electron	7,300	757,090
Tokyo Gas	72,000	318,711
Tokyo Tatemono	22,702	301,192
TonenGeneral Sekiyu	19,000	223,638
Toray Industries	15,000	129,873
TOTO	500	20,171
Toyo Suisan Kaisha	2,000	71,384
Toyota Motor	9,860	574,956
Trend Micro	1,400	54,371
TV Asahi Holdings	24,000	480,595
Ulvac	3,200	113,506
United Urban Investment ‡	70	111,655
USS	6,900	121,060
Wacoal Holdings	9,000	109,282
West Japan Railway	200	13,037
Yahoo Japan	12,900	54,155
Yamaguchi Financial Group	5,000	54,601
Yokogawa Electric	4,800	76,776

		40,416,288

MALAYSIA — 0.5%
AirAsia	570,800	328,601
Allianz Malaysia	8,400	20,481
Axiata Group	119,974	128,113
Batu Kawan	1,800	7,680
Berjaya Sports Toto	79,868	52,831
Boustead Holdings	59,780	36,169

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2017
(unaudited)

COMMON STOCK continued

	Shares	Value

MALAYSIA (continued)
British American Tobacco Malaysia	4,900	$51,262
Bumi Armada	443,300	61,048
Bursa Malaysia	54,084	108,546
Capitaland Malaysia Mall Trust ‡	92,100	34,723
CSC Steel Holdings	92,900	44,672
Datasonic Group	199,700	52,298
Dialog Group	101,400	35,025
DiGi.Com	29,400	32,921
Dutch Lady Milk Industries	3,600	44,359
Favelle Favco	44,500	26,824
Fraser & Neave Holdings	6,400	33,954
Gamuda	34,900	37,898
Gas Malaysia	23,500	14,377
Genting Malaysia	132,900	151,217
Hai-O Enterprise, Cl O	32,200	31,186
Hartalega Holdings	45,800	48,804
Heineken Malaysia	19,300	69,192
Hong Leong Bank	10,916	32,481
Hua Yang	99,600	24,734
I-BHD	61,700	8,358
IGB ‡	163,300	74,361
IHH Healthcare	114,200	162,425
IJM	102,000	76,221
JCY International	131,600	18,420
Kim Loong Resources	13,000	10,066
KLCCP Stapled Group	34,200	61,691
KNM Group *	380,200	29,613
Kuala Lumpur Kepong	9,700	52,776
Kumpulan Fima	29,400	11,682
Lafarge Malaysia	35,900	55,923
Land & General	133,600	9,953
Malayan Banking	101,300	187,986
Malaysian Pacific Industries	129,900	239,301
MISC	36,400	60,317
My EG Services	212,100	76,135
Padini Holdings	241,300	132,921
Panasonic Manufacturing Malaysia	900	6,384
Perusahaan Sadur Timah Malaysia PERSTIMA	6,500	10,008
Petron Malaysia Refining & Marketing	38,300	38,391
Petronas Chemicals Group	119,200	191,872
Petronas Dagangan	26,100	138,705
PPB Group	18,700	68,645
Public Bank	75,048	340,550
Scicom MSC	22,700	11,274

COMMON STOCK continued

	Shares	Value

MALAYSIA (continued)
Shell Refining Federation of Malaya *	78,300	$49,849
SP Setia Group	42,600	32,699
Sunway ‡	157,600	83,699
Sunway Construction Group	1,680	645
Tambun Indah Land	33,000	10,355
Telekom Malaysia	64,900	87,178
Tenaga Nasional	230,600	697,605
Top Glove	36,500	42,849
UEM Edgenta	9,800	7,190
UMW Holdings	26,900	34,312
UMW Oil & Gas *	150,700	23,815
Unisem M	581,900	331,050
WTK Holdings	49,300	11,130
YTL Power International	219,900	70,991

		5,066,741

MEXICO — 0.5%
Alpek, Cl A	44,400	51,100
America Movil ADR, Cl L	26,936	339,663
Arca Continental	42,921	230,788
Axtel *	34,985	6,191
Banregio Grupo Financiero	3,800	20,989
Bio Pappel *	51,718	56,769
Cemex *	1	1
Cemex ADR *	19,885	184,135
Cia Minera Autlan *	35,734	25,361
Coca-Cola Femsa	6,900	42,749
Concentradora Fibra Danhos ‡	48,400	73,017
Concentradora Hipotecaria SAPI ‡	36,100	38,206
El Puerto de Liverpool	8,400	52,970
Fomento Economico Mexicano ADR	2,530	190,332
Genomma Lab Internacional, Cl B *	19,000	19,789
Gruma, Cl B	3,300	44,315
Grupo Aeroportuario del Pacifico, Cl B	33,400	258,891
Grupo Aeroportuario del Sureste, Cl B	4,600	66,791
Grupo Bimbo, Ser A	18,400	40,579
Grupo Elektra DE	3,620	46,696
Grupo Financiero Banorte, Cl O	118,607	568,479
Grupo Financiero Inbursa, Cl O	1,926	2,863
Grupo Industrial Saltillo	12,294	20,634
Grupo Lala, Cl B	27,800	41,713
Grupo Mexico	215,550	648,505
Grupo Sanborns	10,483	10,456
Grupo Televisa ADR	6,900	154,560
Industrias Penoles	6,500	153,683

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2017
(unaudited)

COMMON STOCK continued

	Shares	Value

MEXICO (continued)
Infraestructura Energetica Nova	12,800	$56,470
Inmobiliaria Vesta	27,100	29,811
Kimberly-Clark de Mexico, Cl A	21,300	38,334
Macquarie Mexico Real Estate Management ‡	39,400	38,770
Mexichem	117,503	278,634
Nemak (A)	66,000	61,463
PLA Administradora Industrial Sde RL ‡	26,500	36,268
Prologis Property Mexico ‡	240,265	331,014
Promotora y Operadora de Infraestructura *	22,074	192,970
Wal-Mart de Mexico	46,000	81,396

		4,535,355

NETHERLANDS — 1.9%
Aalberts Industries	11,426	400,252
Accell Group	2,307	54,055
Aegon	154,680	836,893
Akzo Nobel	3,685	249,777
Altice, Cl A *	113,401	2,482,617
Altice, Cl B *	4,835	106,372
ASM International	2,408	118,535
ASML Holding	18,775	2,278,092
ASML Holding, Cl G	4,908	595,831
Basic-Fit * (A)	2,004	34,862
Boskalis Westminster	2,647	97,882
Cimpress *	1,100	92,829
Eurocommercial Properties ‡	1,243	46,065
Euronext (A)	7,979	352,933
Gemalto	1,288	74,748
ING Groep	115,977	1,658,871
InterXion Holding *	26,047	1,000,986
James Hardie Industries	18,672	292,845
Koninklijke Ahold Delhaize	9,927	211,057
Koninklijke DSM	5,876	374,248
Koninklijke KPN	95,353	274,216
Koninklijke Vopak	1,666	71,426
LyondellBasell Industries, Cl A	8,600	802,122
NN Group	58,223	2,057,148
Refresco Group (A)	5,145	77,562
RELX	25,227	425,511
Royal Dutch Shell, Cl A	30,355	820,059
SBM Offshore	3,985	64,699
TKH Group	1,362	55,209
TomTom *	9,801	89,742
Unilever	28,316	1,143,063
Vastned Retail ‡	930	34,299
Wessanen	8,670	122,935

COMMON STOCK continued

	Shares	Value

NETHERLANDS (continued)
Wolters Kluwer	5,236	$199,837
Yandex, Cl A *	28,104	650,327

		18,247,905

NEW ZEALAND — 0.1%
a2 Milk *	95,733	155,229
Auckland International Airport	30,774	154,440
Contact Energy	9,672	33,850
EBOS Group	2,955	36,641
Fletcher Building	23,167	178,476
Goodman Property Trust ‡	56,953	52,442
Heartland Bank	73,546	85,258
Infratil	18,285	38,503
Mercury NZ	18,716	42,157
Precinct Properties New Zealand ‡	52,735	47,784
Ryman Healthcare	6,555	41,890
SKYCITY Entertainment Group	33,207	92,096
Spark New Zealand	50,521	130,107
Summerset Group Holdings	10,482	38,069
Xero *	7,130	98,872
Z Energy	25,533	136,381

		1,362,195

NORWAY — 0.4%
AF Gruppen	1,866	34,501
Atea	13,329	129,685
DNB	16,888	281,738
Entra (A)	7,636	82,396
Gjensidige Forsikring	8,858	152,394
Kongsberg Gruppen	7,589	125,133
Leroy Seafood Group	1,890	105,201
Marine Harvest	17,617	311,414
Nordic Nanovector *	2,493	26,523
Nordic Semiconductor *	27,370	115,479
Orkla	29,498	275,022
Salmar	6,547	185,185
Schibsted, Cl B	7,746	192,991
Skandiabanken * (A)	28,291	247,819
Statoil	9,933	184,737
Telenor	17,668	279,756
TGS Nopec Geophysical	3,128	74,900
Tomra Systems	8,778	96,049
XXL (A)	9,571	110,237
Yara International	9,963	419,874

		3,431,034

PANAMA — 0.2%
Copa Holdings, Cl A	15,764	1,536,832

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2017
(unaudited)

COMMON STOCK continued

	Shares	Value

PERU — 0.1%
Credicorp	2,853	$466,979
Empresa Siderurgica del Peru SAA *	53,892	5,437

		472,416

PHILIPPINES — 0.3%
Aboitiz Equity Ventures	54,000	80,623
Aboitiz Power	65,900	55,882
ABS-CBN Holdings	52,500	50,111
Bank of the Philippine Islands	26,170	47,118
BDO Unibank	28,710	64,960
Cebu Air	35,240	67,237
D&L Industries	176,200	43,550
DMCI Holdings	154,800	40,189
DoubleDragon Properties *	43,330	44,884
Emperador	333,500	46,643
Globe Telecom	1,085	37,500
GT Capital Holdings	1,845	48,345
Integrated Micro-Electronics	11,000	1,353
Jollibee Foods	15,670	64,739
Lopez Holdings	1,340,500	213,338
LT Group	134,000	35,274
Manila Electric	10,320	59,060
Manila Water	79,900	48,407
Metro Pacific Investments	845,447	115,863
Metropolitan Bank & Trust	104,968	171,906
Philex Mining	206,900	38,374
PLDT	2,845	84,038
Robinsons Land	78,100	39,391
San Miguel	106,590	209,903
San Miguel Pure Foods	13,440	68,868
Semirara Mining & Power, Cl A	19,290	52,407
SM Investments	6,620	91,787
SM Prime Holdings	593,446	354,172
Top Frontier Investment Holdings *	4,160	22,069
Universal Robina	40,250	131,834

		2,429,825

POLAND — 0.4%
Agora	19,801	66,503
AmRest Holdings *	382	31,287
Asseco Poland	10,123	145,347
Bank Pekao	4,744	160,277
Budimex	623	33,602
Ciech	1,858	31,925
ComArch	387	17,404
Cyfrowy Polsat *	12,474	75,348
Emperia Holding *	687	11,751
Energa	17,333	44,190

COMMON STOCK continued

	Shares	Value

POLAND (continued)
Eurocash	4,385	$43,689
Fabryki Mebli Forte	3,528	73,120
Grupa Kety	447	47,996
Grupa Lotos *	6,147	57,791
Impexmetal *	21,898	21,763
ING Bank Slaski	2,169	95,866
Jastrzebska Spolka Weglowa *	9,999	167,237
KRUK	1,317	80,835
Lentex	12,087	32,295
LiveChat Software	1,611	21,120
Marvipol	2,711	8,083
Orange Polska	41,350	55,757
PGE Polska Grupa Energetyczna	185,238	505,106
Polski Koncern Naftowy ORLEN	25,515	517,219
Polskie Gornictwo Naftowe i Gazownictwo	15,801	21,661
Powszechna Kasa Oszczednosci Bank Polski	23,763	181,989
Powszechny Zaklad Ubezpieczen	44,056	387,238
Tauron Polska Energia	244,842	180,359
Trakcja	50,506	202,922
Zespol Elektrowni Patnow Adamow Konin *	4,911	17,414

		3,337,094

PORTUGAL — 0.1%
Banco BPI, Cl G *	47,728	58,324
Banco Comercial Portugues, Cl R *	64,682	10,920
Banco Espirito Santo *	66,989	—
CTT-Correios de Portugal	29,119	162,011
EDP - Energias de Portugal	51,164	148,463
Galp Energia SGPS	16,055	236,055
Jeronimo Martins SGPS	10,329	174,557
Navigator	46,046	167,463
NOS SGPS	25,797	145,060
Pharol SGPS	97,781	27,022
REN - Redes Energeticas Nacionais SGPS	22,937	63,090
Semapa-Sociedade de Investimento e Gestao	2,573	36,525

		1,229,490

PUERTO RICO — 0.0%
OFG Bancorp	12,200	161,650
Popular	4,500	199,935
Triple-S Management, Cl B *	800	15,288

		376,873

QATAR — 0.0%
Qatar National Bank SAQ	2,690	120,199

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2017
(unaudited)

COMMON STOCK continued

	Shares	Value

RUSSIA — 0.7%
Gazprom Neft PJSC ADR	8,357	$162,544
Gazprom PJSC ADR	31,947	157,658
Lenta GDR *	4,460	35,055
LUKOIL PJSC ADR	23,660	1,329,007
Magnit PJSC GDR	7,698	281,747
Magnitogorsk Iron & Steel GDR	25,803	216,229
MegaFon PJSC GDR	3,302	35,827
Mobile TeleSystems PJSC ADR	12,200	127,734
Novatek GDR	1,875	237,375
QIWI ADR	4,700	64,437
Rosneft PJSC GDR	29,085	192,106
Rostelecom *	15,333	130,024
Sberbank of Russia PJSC ADR	149,440	1,742,470
Severstal PJSC GDR	13,900	219,706
Surgutneftegas ADR	23,300	132,461
Tatneft PJSC ADR	21,300	864,780
X5 Retail Group GDR *	21,663	726,794

		6,655,954

SINGAPORE — 0.4%
Ascendas ‡	92,000	160,585
CapitaLand Mall Trust ‡	66,000	90,850
City Developments	6,600	43,224
ComfortDelGro	21,000	35,910
Cordlife Group *	46,200	31,798
Dairy Farm International Holdings	30,700	257,266
DBS Group Holdings	17,000	228,822
Ezion Holdings	171,200	49,805
Flex *	102,833	1,611,393
Genting Singapore	256,000	176,195
Haw Par	9,100	62,180
Hutchison Port Holdings Trust, Cl U	100,500	42,713
Keppel ‡	47,560	34,084
Keppel Infrastructure Trust	124,000	43,552
M1	55,000	78,440
SATS	19,700	73,804
Sheng Siong Group	70,400	46,455
Singapore Airlines	6,400	44,957
Singapore Post	96,000	99,791
Singapore Press Holdings	84,300	206,361
Singapore Technologies Engineering	31,000	72,587
Singapore Telecommunications	81,800	224,618
United Overseas Bank	6,900	102,421
Wilmar International	102,700	282,737

		4,100,548

SOUTH AFRICA — 0.7%
AECI	7,859	60,014

COMMON STOCK continued

	Shares	Value

SOUTH AFRICA (continued)
Anglo American Platinum *	8,528	$222,310
AngloGold Ashanti *	7,718	97,307
ArcelorMittal South Africa *	13,249	12,989
Ascendis Health	20,229	35,039
Aspen Pharmacare Holdings	9,042	206,674
Attacq *	32,169	42,972
AVI	8,181	55,625
Bid	8,574	147,778
Bidvest Group	8,574	100,890
Capitec Bank Holdings	5,982	311,645
Combined Motor Holdings	4,877	7,148
Corporate Real Estate ‡	90,826	38,420
EOH Holdings	6,099	66,399
FirstRand	126,058	469,618
Gold Fields	17,127	58,683
Gold Fields ADR	28,428	99,782
Group	97,709	909,799
Group ADR	14,900	137,974
Group Five	11,815	21,175
Growthpoint Properties ‡	50,597	98,753
Harmony Gold Mining ADR	38,424	97,981
Hosken Consolidated Investments	7,904	78,600
KAP Industrial Holdings	85,302	49,377
Kumba Iron Ore	10,854	166,737
Liberty Holdings	4,543	37,086
Life Healthcare Group Holdings	22,561	56,256
Mediclinic International	7,967	77,926
Merafe Resources	110,340	15,886
MiX Telematics ADR	384	2,742
Mr Price Group	14,572	175,902
Naspers, Cl N	4,653	738,209
Netcare	49,850	119,492
Remgro	11,726	196,153
Resilient ‡	8,077	70,286
Reunert	7,986	40,366
RMB Holdings	20,680	99,709
Sanlam	20,275	97,786
Sappi	8,589	55,180
Sasol	10,309	305,644
Sibanye Gold	11,242	25,262
SPAR Group	1,707	24,133
Standard Bank Group	43,149	460,854
Steinhoff International Holdings	11,058	53,177
Telkom SOC	17,083	93,345
Texton Property Fund ‡	24,626	15,351
Tiger Brands	4,784	144,003
Tongaat Hulett	3,919	38,890
Vodacom Group	8,826	98,904

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2017
(unaudited)

COMMON STOCK continued

	Shares	Value

SOUTH AFRICA (continued)
Vukile Property Fund ‡	28,205	$39,142
Wilson Bayly Holmes-Ovcon	11,880	129,097
Woolworths Holdings	6,003	33,033

		6,837,503

SOUTH KOREA — 2.8%
Amorepacific	3,564	972,195
AMOREPACIFIC Group *	792	92,347
BGF retail	756	59,655
Busan City Gas *	391	11,541
Celltrion *	3,414	294,327
Cheil Worldwide	3,148	50,250
CJ	523	82,134
CJ CheilJedang *	430	131,172
CJ Korea Express *	370	51,897
Coway	1,481	111,511
CrystalGenomics *	3,151	42,570
Daewon San Up *	6,352	51,544
Dong-A ST, Cl A *	599	45,566
Dongbu Insurance	988	50,246
Dongil Industries *	125	8,605
Dongkuk Steel Mill *	4,661	48,932
Dongsuh	1,830	40,313
Doosan	597	53,941
E-MART	418	73,018
Fila Korea	821	48,606
Green Cross *	1,680	199,501
GS Engineering & Construction *	2,698	64,310
GS Holdings *	8,010	351,527
GS Retail *	1,656	74,101
Halla *	3,044	10,975
Halla Holdings *	736	38,253
Hankook Tire *	3,762	183,228
Hanmi Science ltd *	1,509	74,924
Hansae	2,944	57,000
Hansol Chemical *	671	43,709
Hanssem *	573	102,806
Hanwha Life Insurance *	6,954	38,537
Hanwha Techwin *	1,602	57,485
Hyosung	1,126	131,291
Hyundai Department Store *	600	49,668
Hyundai Glovis *	420	56,200
Hyundai Home Shopping Network *	578	53,965
Hyundai Marine & Fire Insurance	24,357	630,880
Hyundai Mobis	1,330	276,964
Hyundai Motor Company	2,111	253,407
Hyundai Steel	2,150	107,676
Industrial Bank of Korea *	5,256	57,440

COMMON STOCK continued

	Shares	Value

SOUTH KOREA (continued)
JB Financial Group *	7,133	$34,373
Kangnam Jevisco *	1,106	34,548
Kangwon Land *	3,083	86,752
KB Financial Group	5,300	214,353
KB Financial Group ADR	8,400	341,040
KB Insurance	2,279	48,243
KCC	217	64,889
KEPCO Plant Service & Engineering *	1,117	52,577
Kia Motors	9,645	302,107
KISCO *	520	16,019
Kolon Industries	936	59,844
Korea Electric Power *	31,693	1,157,704
Korea Real Estate Investment & Trust *	16,991	40,573
Korea Zinc *	399	168,239
Korean Air Lines *	2,371	53,761
Korean Reinsurance *	3,993	37,281
KT ADR	34,733	516,480
KT&G	5,020	434,136
LG	2,366	120,529
LG Chemical	926	208,770
LG Display	8,085	213,239
LG Display ADR	14,541	196,013
LG Electronics	4,056	193,359
LG Household & Health Care	325	245,827
LG Uplus *	63,136	619,353
Lotte Chemical *	1,610	521,612
Lotte Chilsung Beverage *	75	93,516
Lotte Confectionery *	340	59,685
LOTTE Fine Chemical *	1,448	38,128
LS *	1,669	89,906
Macquarie Korea Infrastructure Fund	19,487	135,156
Mando	224	48,189
Medy-Tox	1,048	373,352
MegaStudy *	521	15,490
Meritz Fire & Marine Insurance *	2,426	31,418
Mi Chang Oil Industrial *	247	19,788
Mobase	6,214	55,611
NAVER	2,473	1,613,057
NongShim	172	47,067
Orion *	117	65,341
Ottogi *	55	30,763
Poongsan *	1,301	48,699
POSCO ADR	11,100	642,468
POSCO Coated & Color Steel	663	16,431
Posco ICT	12,756	62,787

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2017
(unaudited)

COMMON STOCK continued

	Shares	Value

SOUTH KOREA (continued)
Posco M-Tech	15,464	$38,990
S&T Holdings *	2,962	42,948
S-1	746	53,987
Sam Young Electronics *	1,260	12,740
Samsung C&T	1,458	158,083
Samsung Card	1,780	59,966
Samsung Electronics	3,270	5,551,768
Samsung Electronics GDR	1,043	887,072
Samsung Engineering *	12,567	136,257
Samsung Fire & Marine Insurance	573	132,637
Samsung Life Insurance	1,874	178,998
Samsung SDI	4,487	445,959
Samsung SDS	3,558	385,774
SeAH Holdings *	316	35,078
Sewon Precision Industry	4,119	63,091
Shinhan Financial Group *	8,220	324,669
Shinsegae	255	38,620
SK Chemicals *	1,021	52,188
SK Holdings *	705	131,342
SK Hynix	19,961	922,387
SK Innovation	5,344	721,976
SK Materials	408	70,007
SK Telecom	702	134,710
SK Telecom ADR	26,055	560,182
S-Oil	2,522	176,004
Woori Bank	6,791	76,553
YESCO *	1,130	35,346
Young Poong *	43	40,332
Yuhan *	1,596	258,881

		26,429,235

SPAIN — 1.1%
Abertis Infraestructuras	14,402	205,921
Aena (A)	20,492	2,971,987
Almirall	9,931	159,737
Amadeus IT Group, Cl A	12,492	576,424
Axiare Patrimonio SOCIMI ‡	3,989	58,133
Banco Popular Espanol	80,450	83,025
Bankia	120,574	126,906
Bankinter	8,632	69,282
Bolsas y Mercados Espanoles SHMSF	1,698	53,515
CaixaBank	44,860	163,730
Cellnex Telecom (A)	4,989	70,875
Distribuidora Internacional de Alimentacion	139,500	736,842
Ebro Foods	13,367	275,608
Enagas	8,971	219,832
Ercros *	34,470	80,933

COMMON STOCK continued

	Shares	Value

SPAIN (continued)
Ferrovial	54,383	$983,338
Gamesa Tecnologica	7,423	155,696
Grifols	16,838	360,263
Grifols ADR	38,604	656,268
Grupo Catalana Occidente	3,014	98,097
Hispania Activos Inmobiliarios SOCIMI ‡	9,063	111,533
Iberdrola	27,289	171,861
Industria de Diseno Textil	16,520	544,544
Lar Espana Real Estate Socimi ‡	7,310	55,522
Merlin Properties Socimi ‡	9,897	110,631
Red Electrica	16,828	300,283
Repsol	37,372	551,089
Tecnicas Reunidas	1,930	76,463
Telefonica	46,391	446,958
Tubacex	23,064	71,954
Vidrala	1,121	60,930

		10,608,180

SWEDEN — 0.9%
Assa Abloy, Cl B	6,651	125,917
Atrium Ljungberg, Cl B	3,546	55,093
Attendo (A)	7,391	68,865
Autoliv	1,934	223,686
Axfood	9,380	154,204
BillerudKorsnas	9,996	166,503
BioGaia, Cl B	1,360	49,287
Boliden	4,034	117,648
Capio (A)	8,334	45,733
Castellum	12,285	169,238
Com Hem Holding	27,569	288,546
D Carnegie, Cl B *	3,963	49,837
Dometic Group * (A)	59,037	464,016
Elekta, Cl B	17,533	158,451
Fabege	4,281	72,972
Hennes & Mauritz, Cl B	12,634	361,091
Hexpol	16,200	156,868
Holmen, Cl B	4,046	147,878
Hufvudstaden, Cl A	7,488	119,334
ICA Gruppen	2,088	68,199
Industrivarden, Cl A	2,480	51,119
Industrivarden, Cl C	3,779	73,186
Kungsleden	12,978	83,606
L E Lundbergforetagen, Cl B	807	51,942
Lifco, Cl B	4,050	115,706
Lundin Petroleum *	10,867	234,308
Medivir, Cl B *	7,694	76,526
Mycronic	6,629	75,596
NetEnt	13,439	107,932

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2017
(unaudited)

COMMON STOCK continued

	Shares	Value

SWEDEN (continued)
Nordea Bank	15,933	$192,534
Pandox, Cl B	4,547	72,724
RaySearch Laboratories	1,629	33,894
Saab, Cl B	14,619	596,987
Scandic Hotels Group * (A)	12,931	114,939
Securitas, Cl B	8,623	137,225
Skanska, Cl B	6,356	155,501
SKF, Cl B	4,224	84,991
SSAB, Cl A	40,898	168,041
Starbreeze *	15,779	29,043
Svenska Cellulosa SCA, Cl B	11,785	354,341
Svenska Handelsbanken, Cl A	7,273	108,591
Swedbank, Cl A	33,058	835,605
Swedish Match	1,677	54,564
Telefonaktiebolaget LM Ericsson, Cl A	8,320	49,936
Telefonaktiebolaget LM Ericsson, Cl B	57,059	336,923
Telia	135,309	548,686
Unibet Group	7,720	65,179
Vitrolife	1,845	85,742
Volvo, Cl B	7,150	91,387
Wihlborgs Fastigheter	2,520	48,112

		8,098,232

SWITZERLAND — 3.2%
Allreal Holding	1,039	157,706
Ascom Holding	5,181	86,651
Baloise Holding	1,092	140,149
Burckhardt Compression Holding	264	77,836
Cie Financiere Richemont	49,195	3,813,104
Coca-Cola HBC	27,602	629,188
Comet Holding	80	79,066
Credit Suisse Group	234,831	3,557,290
dorma+kaba Holding	343	265,513
Dufry *	2,379	338,260
EMS-Chemie Holding	499	257,178
Flughafen Zuerich	2,411	472,917
Geberit	1,034	440,538
Givaudan	225	404,502
Inficon Holding	191	80,440
Julius Baer Group	37,203	1,738,433
Kuehne + Nagel International	15,043	2,049,211
LafargeHolcim	49,070	2,623,216
Logitech International	9,132	260,703
Mobimo Holding	450	117,781
Nestle	21,266	1,553,769
Novartis	11,522	843,584
Partners Group Holding	319	160,782

COMMON STOCK continued

	Shares	Value

SWITZERLAND (continued)
Roche Holding	3,391	$798,447
Schindler Holding	1,683	319,745
SGS	161	340,369
Sika	41	214,830
STMicroelectronics	50,418	662,915
Straumann Holding	636	255,801
Swatch Group	4,001	474,006
Swiss Life Holding	4,257	1,286,715
Swiss Prime Site	2,633	218,984
Swiss Re	3,643	339,063
Swisscom	928	407,943
Syngenta *	1,650	700,318
TE Connectivity	37,400	2,780,690
Temenos Group	7,122	516,040
UBS Group	3,977	64,183
Valora Holding	210	70,244
VAT Group * (A)	3,665	350,000
Vontobel Holding	2,109	117,966
Wolseley	1,455	89,817
Ypsomed Holding	834	154,065
Zurich Insurance Group	1,478	423,438

		30,733,396

TAIWAN — 1.3%
AU Optronics	87,000	35,973
AU Optronics ADR	57,291	240,049
Cal-Comp Electronics Thailand	678,000	62,818
Catcher Technology	23,514	192,993
Cathay Financial Holding	250,088	381,935
Cheng Shin Rubber Industry	61,000	121,506
Chicony Electronics	19,285	45,541
China Airlines	191,000	57,485
China Steel	179,520	145,861
China Steel Chemical	24,000	94,022
Chunghwa Telecom	214,000	695,828
CTBC Financial Holding	117,915	67,243
CTCI	39,000	60,964
DA CIN Construction	46,000	28,463
Delpha Construction	148,000	62,614
Delta Electronics	29,000	161,991
E Ink Holdings	336,000	265,707
E.Sun Financial Holding	428,176	253,048
Eclat Textile	5,114	53,542
Eva Airways	43,050	20,852
Far Eastern New Century	102,939	85,744
Far EasTone Telecommunications	5,000	11,868
Feng TAY Enterprise	10,080	44,075
First Financial Holding	109,725	61,209

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2017
(unaudited)

COMMON STOCK continued

	Shares	Value

TAIWAN (continued)
Formosa Petrochemical	70,000	$238,623
Formosa Plastics	192,931	557,333
Fubon Financial Holding	182,000	295,941
Hon Hai Precision Industry	200,378	538,170
Hon Hai Precision Industry GDR	120,590	634,303
Hota Industrial Manufacturing	15,000	62,339
Hua Nan Financial Holdings	97,704	51,341
Huaku Development	30,000	58,827
King Slide Works	5,000	66,738
Largan Precision	2,343	335,810
Lien Hwa Industrial	82,000	61,342
Makalot Industrial	6,209	23,119
Mega Financial Holding	75,683	56,333
Namchow Chemical Industrial	27,000	55,293
Novatek Microelectronics	26,000	91,888
OBI Pharma *	5,000	46,258
Pegatron	49,000	117,759
Pou Chen	146,000	184,981
Powertech Technology	73,000	199,780
Sheng Yu Steel	34,000	38,493
Silicon Motion Technology ADR	4,684	183,144
SinoPac Financial Holdings	236,250	69,820
St. Shine Optical	3,000	56,827
Taiwan Cement	65,000	73,680
Taiwan Cooperative Financial Holding	134,820	61,567
Taiwan Semiconductor Manufacturing	99,000	587,286
Taiwan Semiconductor Manufacturing ADR	123,158	3,806,814
Tatung *	257,000	137,793
Teco Electric and Machinery	82,000	74,025
TTY Biopharm	15,000	48,944
Uni-President Enterprises	191,059	326,679
Voltronic Power Technology	3,150	42,658
Yungtay Engineering	30,000	42,995
ZongTai Real Estate Development	58,000	32,868

		12,511,102

THAILAND — 0.7%
AAPICO Hitech NVDR	20,600	9,010
Advanced Info Service	46,600	210,435
Bangchak Petroleum	480,000	480,545
Bangchak Petroleum NVDR	62,300	62,371
Bangkok Bank	17,800	91,357
Bangkok Chain Hospital	175,300	73,685
Bangkok Dusit Medical Services, Cl F	182,000	114,751
Bangkok Expressway & Metro	468,225	93,751

COMMON STOCK continued

	Shares	Value

THAILAND (continued)
Bangkok Land	1,300,600	$70,183
Bank of Ayudhya	20,000	22,437
BEC World	92,700	46,600
Berli Jucker	33,700	47,856
Big Camera	439,900	67,466
BTS Group Holdings	120,600	28,600
Cal-Comp Electronics Thailand	171,900	13,768
CP ALL PLC	51,600	88,662
Electricity Generating	17,800	102,119
Fabrinet *	10,000	421,300
G J Steel NVDR *	688,200	6,645
Hana Microelectronics	55,700	67,232
Home Product Center	156,100	44,112
IRPC NVDR	2,161,144	319,169
Kang Yong Electric NVDR	1,000	12,326
Kasikornbank	16,900	89,996
Kasikornbank NVDR	59,739	319,818
KCE Electronics	25,600	79,250
Krung Thai Bank	1,138,200	614,195
Krung Thai Bank NVDR	316,000	170,520
Major Cineplex Group	22,500	20,609
Muramoto Electron Thailand NVDR	2,100	15,388
Pruksa Holding	116,200	76,895
PTT	15,000	172,110
PTT NVDR	45,700	524,363
PTT Exploration & Production NVDR	69,100	192,326
Ratchaburi Electricity Generating Holding	43,900	63,587
Robinson Department Store	33,100	54,524
Samart	139,300	43,519
Sena Development	210,100	23,033
Siam Cement	9,000	128,827
Siam City Cement	5,500	43,894
Siam Global House	152,700	56,379
Sino-Thai Engineering & Construction	41,400	28,925
Star Petroleum Refining NVDR	170,800	60,151
Supalai	82,200	22,645
Superblock *	639,000	26,315
SVI	428,500	67,542
Tata Steel Thailand NVDR *	959,600	28,344
Thai Beverage	123,800	75,983
Thai Oil	32,700	66,635
Thai Oil NVDR	12,100	24,657
Thai Rayon PLC *	6,300	7,739
Thai Union Group, Cl F	147,200	86,957

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2017
(unaudited)

COMMON STOCK continued

	Shares	Value

THAILAND (continued)
Thai Vegetable Oil NVDR	8,600	$10,014
Thaicom	98,000	61,511
Thanachart Capital	428,100	577,528
Thanachart Capital NVDR	213,700	288,291
Tipco Asphalt	80,100	52,778
TPI Polene	711,800	29,920
TTW PCL *	81,600	24,798
Vibhavadi Medical Center	729,600	66,308
WHA *	659,400	59,554

		6,850,208

TURKEY — 0.3%
Akbank	124,580	277,347
AKIS Gayrimenkul Yatirimi	15,086	10,476
Anadolu Cam Sanayii *	65,532	53,841
Arcelik	61,607	373,252
Aygaz	11,636	39,320
Besiktas Futbol Yatirimlari Sanayi ve Ticaret *	28,955	35,991
BIM Birlesik Magazalar	5,949	84,903
DO & CO	675	42,291
Emlak Konut Gayrimenkul Yatirim Ortakligi ‡	164,809	134,096
Enka Insaat ve Sanayi	82,919	126,143
Eregli Demir ve Celik Fabrikalari	62,803	96,706
Haci Omer Sabanci Holding	33,031	87,367
Is Gayrimenkul Yatirim Ortakligi ‡	76,883	31,583
Migros Ticaret *	6,490	31,735
Petkim Petrokimya Holding	52,317	58,374
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	103,884	94,987
TAV Havalimanlari Holding	23,048	94,864
Torunlar Gayrimenkul Yatirim Ortakligi ‡	19,038	21,545
Tupras Turkiye Petrol Rafinerileri	7,482	162,503
Turk Hava Yollari AO *	133,982	196,722
Turkcell Iletisim Hizmetleri	57,553	172,973
Turkiye Garanti Bankasi	181,927	401,159
Turkiye Halk Bankasi	27,643	82,274
Turkiye Is Bankasi, Cl C	118,822	187,689
Turkiye Sise ve Cam Fabrikalari	0	—
Turkiye Vakiflar Bankasi TAO, Cl D	166,789	217,042
Ulker Biskuvi Sanayi	6,658	32,115
Vestel Beyaz Esya Sanayi ve Ticaret	19,859	68,054

		3,215,352

UNITED ARAB EMIRATES — 0.1%
DP World *	9,802	185,258

COMMON STOCK continued

	Shares	Value

UNITED ARAB EMIRATES (continued)
Emaar Properties PJSC	282,169	$570,806

		756,064

UNITED KINGDOM — 4.8%
3i Group	17,332	152,626
Abcam	15,652	161,165
Admiral Group PLC	9,284	207,425
Aon PLC	2,595	292,456
Ashtead Group	15,673	316,650
Assura ‡	140,452	91,878
AstraZeneca	15,857	836,626
Auto Trader Group (A)	36,216	182,239
AVEVA Group	3,184	76,385
Aviva PLC	25,237	151,407
B&M European Value Retail	83,321	314,769
Babcock International Group	5,449	61,214
BAE Systems PLC	129,508	948,204
Balfour Beatty	53,888	175,241
Barclays	172,000	474,839
Barratt Developments PLC	450,144	2,705,134
Bellway PLC	6,154	192,305
Berendsen	3,176	33,262
Berkeley Group Holdings PLC	1,267	44,629
BGEO Group	5,106	190,132
Big Yellow Group ‡	12,270	106,198
BP PLC	192,139	1,142,934
British American Tobacco	7,227	445,443
BT Group, Cl A	154,147	589,218
BTG *	16,819	113,092
Bunzl	15,439	405,733
Burberry Group PLC	7,460	153,909
Capita	4,879	30,720
Carnival	2,439	130,033
Centamin	58,701	115,791
Clinigen Group	32,389	321,074
Cobham PLC	34,964	59,643
Compass Group	37,692	669,524
Computacenter	6,175	61,601
Croda International	4,793	201,871
Daily Mail & General Trust, Cl A	5,957	51,933
DCC	2,000	160,899
Dechra Pharmaceuticals	3,054	55,939
Delphi Automotive PLC	22,229	1,557,364
Diageo	114,981	3,187,287
Dignity	1,456	44,784
Direct Line Insurance Group	8,748	39,068
Domino’s Pizza Group	292,621	1,333,693
easyJet	42,328	505,864

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2017
(unaudited)

COMMON STOCK continued

	Shares	Value

UNITED KINGDOM (continued)
Electrocomponents	31,086	$189,588
Elementis	44,568	150,203
Fevertree Drinks	21,678	344,433
Fidessa Group	2,409	69,702
Firstgroup *	32,913	43,019
Fresnillo	6,275	114,699
GKN	111,443	481,432
GlaxoSmithKline PLC	91,397	1,756,861
Grainger	35,864	107,559
Great Portland Estates PLC ‡	12,275	95,663
Greene King	6,253	53,569
Halma	28,290	329,198
Hammerson ‡	32,151	221,038
Hansteen Holdings ‡	70,423	97,452
Hargreaves Lansdown	93,649	1,593,980
Hikma Pharmaceuticals	2,566	58,879
Howden Joinery Group	8,109	38,499
HSBC Holdings	83,882	713,763
Imperial Brands	23,677	1,094,180
Indivior	16,899	62,820
Informa	50,068	410,667
Inmarsat	7,367	56,348
Intertek Group	7,299	311,459
ITV	36,898	94,321
JD Sports Fashion	107,320	468,886
John Wood Group	18,988	200,173
Just Eat *	18,210	123,590
Kingfisher	25,314	107,063
Land Securities Group ‡	24,512	306,512
Legal & General Group	31,848	94,112
Lloyds Banking Group	3,994,454	3,262,758
London Stock Exchange Group	2,199	87,721
Londonmetric Property PLC ‡	55,645	103,322
Marshalls	16,070	58,425
Merlin Entertainments (A)	9,844	59,083
Micro Focus International	8,282	223,483
MMC Norilsk Nickel PJSC ADR	11,648	188,348
Moneysupermarket.com Group	85,202	353,173
National Grid PLC	90,960	1,061,549
NCC Group	25,289	58,935
Next	1,631	78,584
Oxford Instruments	4,810	42,750
Paddy Power Betfair	490	51,440
Pearson	9,072	70,644
Pennon Group	21,197	211,461
Phoenix Group Holdings	5,485	51,924
PhosAgro PJSC GDR	3,200	49,120
Playtech	11,731	122,341

COMMON STOCK continued

	Shares	Value

UNITED KINGDOM (continued)
Polymetal International	4,681	$54,323
Provident Financial	1,057	36,235
Randgold Resources	1,759	149,477
Reckitt Benckiser Group PLC	10,985	940,257
RELX	8,329	149,101
Renishaw	1,877	67,296
Rentokil Initial	154,017	442,728
Rio Tinto	19,358	850,144
Royal Mail	10,739	55,606
RPC Group	47,014	633,430
RSA Insurance Group	10,202	73,604
Sage Group	48,686	375,445
Savills	11,581	112,982
SDL	7,627	46,919
Segro ‡	35,900	208,424
Severn Trent	11,625	331,971
Shaftesbury PLC ‡	10,627	117,177
Shire PLC	7,486	412,436
Sky	14,520	182,845
Spirax-Sarco Engineering	6,649	360,090
Spirent Communications	26,600	32,543
SSP Group	63,486	312,195
St. James’s Place	4,859	65,466
Standard Life	18,728	81,447
Synthomer	23,292	132,061
Tate & Lyle	12,672	106,887
Tritax Big Box ‡	72,485	126,202
Tullow Oil	64,119	237,388
UBM	6,771	60,009
Ultra Electronics Holdings	2,889	67,127
Unilever	10,549	428,311
UNITE Group ‡	15,858	117,004
United Utilities Group PLC	29,852	344,370
Vesuvius	28,458	169,049
Victrex PLC	6,120	146,281
Vodafone Group	457,993	1,119,761
VTB Bank PJSC GDR	79,310	180,034
WH Smith	8,647	177,311
Whitbread PLC	1,865	92,088
William Hill	11,508	37,481
Wm Morrison Supermarkets	84,650	251,423
Worldpay Group (A)	102,512	368,698
WPP	25,212	584,858

		45,855,414

UNITED STATES — 45.7%

Consumer Discretionary — 5.9%
Advance Auto Parts	3,967	651,540

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2017
(unaudited)

COMMON STOCK continued

	Shares	Value

UNITED STATES (continued)

Consumer Discretionary (continued)
Amazon.com *	6,196	$5,102,282
Amcon Distributing	702	72,306
American Axle & Manufacturing Holdings *	20,400	416,160
American Outdoor Brands *	8,000	170,400
Aramark	16,100	544,824
Ark Restaurants	500	11,285
Ascena Retail Group *	8,000	38,480
AutoZone *	926	671,331
Beazer Homes USA *	14,500	206,770
Big 5 Sporting Goods	8,000	123,200
Bloomin’ Brands	26,940	460,944
BorgWarner	14,000	571,620
Boyd Gaming *	6,200	125,984
Callaway Golf	8,500	96,305
Capella Education	3,900	333,450
Carriage Services, Cl A	27,029	701,403
Carrols Restaurant Group *	31,063	445,754
Century Communities *	20,158	458,594
Charter Communications, Cl A *	988	320,063
Children’s Place	1,100	106,700
Columbia Sportswear	2,663	144,787
Comcast, Cl A	13,269	1,000,748
Cooper Tire & Rubber	15,700	569,125
Cooper-Standard Holding *	3,200	336,896
CSS Industries	5,300	130,486
Del Frisco’s Restaurant Group *	6,100	106,750
DeVry Education Group	32,400	1,085,400
Dick’s Sporting Goods	2,998	154,697
Dollar General	7,800	575,796
Dollar Tree *	5,389	415,977
DR Horton	21,000	628,110
Eldorado Resorts *	26,486	410,533
Entercom Communications, Cl A	16,686	236,941
Entravision Communications, Cl A	39,595	213,813
Finish Line, Cl A	15,300	263,160
Flexsteel Industries	600	30,516
Ford Motor	18,600	229,896
Francesca’s Holdings *	18,900	329,616
General Motors	25,000	915,250
Gentex	41,500	866,935
Genuine Parts	5,695	551,333
Goodyear Tire & Rubber	22,600	732,014
Gray Television *	2,600	30,810
Hasbro	9,405	776,006
Haverty Furniture	9,400	204,920
Home Depot	16,523	2,273,234

COMMON STOCK continued

	Shares	Value

UNITED STATES (continued)

Consumer Discretionary (continued)
Hooker Furniture	4,600	$152,720
Horizon Global *	7,100	138,947
Houghton Mifflin Harcourt *	22,170	250,521
Interpublic Group of Companies	12,000	282,360
J Alexander’s Holdings *	892	8,920
JC Penney *	28,722	191,001
Johnson Outdoors, Cl A	2,500	86,200
K12 *	3,700	73,741
Kohl’s	13,600	541,688
La Quinta Holdings *	7,300	103,149
La-Z-Boy, Cl Z	7,400	211,640
LCI Industries	2,500	274,375
Lear	3,400	483,106
LGI Homes *	13,769	427,665
Liberty Global LiLAC *	1,033	23,780
Liberty Tax	8,400	112,560
Lions Gate Entertainment, Cl A	21,750	625,747
Lions Gate Entertainment, Cl B *	23,100	618,849
Lowe’s	1,858	135,783
M/I Homes *	9,900	248,886
Malibu Boats, Cl A *	1,800	33,408
MarineMax *	9,300	199,485
Mattel	30,000	786,300
MCBC Holdings	1,900	26,505
McDonald’s	9,574	1,173,485
Meredith	4,746	290,930
Modine Manufacturing *	30,767	418,431
Mohawk Industries *	3,020	651,837
Monarch Casino & Resort *	4,800	114,048
Monro Muffler Brake	2,014	120,639
Motorcar Parts of America *	10,297	270,090
MSG Networks *	2,700	62,640
Murphy USA *	1,652	105,232
National CineMedia	12,755	186,988
Nautilus *	20,016	347,278
Netflix *	5,564	782,910
New Media Investment Group	9,000	137,160
New York Times, Cl A	72,000	972,000
Nexstar Broadcasting Group, Cl A	2,492	162,977
NIKE, Cl B	2,724	144,100
Office Depot	255,791	1,138,270
O’Reilly Automotive *	5,987	1,570,211
Pinnacle Entertainment *	4,900	75,460
Priceline Group *	1,258	1,981,514
PVH	4,400	412,764
RCI Hospitality Holdings	10,300	180,765

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2017
(unaudited)

COMMON STOCK continued

	Shares	Value

UNITED STATES (continued)

Consumer Discretionary (continued)
Reading International, Cl A *	12,464	$203,786
Red Lion Hotels *	22,859	182,872
Red Robin Gourmet Burgers *	2,842	135,137
Rocky Brands	12,300	155,595
Ross Stores	3,920	259,151
Ruth’s Hospitality Group	11,700	200,655
Scholastic	11,000	503,580
Shiloh Industries *	1,100	13,046
Shoe Carnival	5,900	150,863
Sinclair Broadcast Group, Cl A	11,399	384,716
Sonic Automotive, Cl A	12,500	292,500
Standard Motor Products	2,400	119,688
Starbucks	6,600	364,452
Stein Mart	9,100	33,306
Stoneridge *	35,900	589,119
Taylor Morrison Home, Cl A *	2,300	44,620
TEGNA	47,000	1,076,770
Tenneco	900	60,705
Tiffany	2,282	179,639
Time	68,000	1,309,000
Time Warner	2,933	284,061
TJX	12,010	899,789
TopBuild *	7,936	294,505
Tower International	21,548	564,558
Townsquare Media, Cl A *	6,000	64,080
Tractor Supply	6,200	456,754
UCP, Cl A *	1,900	21,565
Vera Bradley *	6,400	73,344
Viacom, Cl B	12,900	543,606
Vitamin Shoppe *	5,000	108,250
VOXX International, Cl A *	12,500	52,500
Walt Disney	6,023	666,445
Whirlpool	3,200	559,648
William Lyon Homes, Cl A *	7,500	132,375
Wynn Resorts	18,022	1,827,972
Yum China Holdings *	5,857	160,950
Yum! Brands	5,857	383,809
ZAGG *	12,600	84,420

		55,618,040

Consumer Staples — 2.5%
Adecoagro *	13,912	160,962
Altria Group	14,296	1,017,589
Archer-Daniels-Midland	15,300	677,178
Bunge	4,800	332,208
Campbell Soup	4,000	248,920
Casey’s General Stores	1,610	184,989

COMMON STOCK continued

	Shares	Value

UNITED STATES (continued)

Consumer Staples (continued)
Central Garden & Pet, Cl A *	7,074	$217,738
Church & Dwight	13,796	623,855
Clorox	2,000	240,000
Coca-Cola	28,923	1,202,329
Coca-Cola European Partners	2,100	72,513
ConAgra Foods	9,935	388,359
Constellation Brands, Cl A	2,974	445,386
Costco Wholesale	4,462	731,545
Craft Brew Alliance *	9,488	144,218
CVS Health	13,100	1,032,411
Darling Ingredients *	5,700	68,400
Dean Foods	33,900	673,254
Fresh Del Monte Produce	4,800	274,800
General Mills	2,600	162,448
Hormel Foods	17,888	649,334
Ingles Markets, Cl A	5,600	253,400
J&J Snack Foods	1,300	165,841
John B Sanfilippo & Son	7,144	470,004
Kimberly-Clark	3,465	419,715
Kraft Heinz	3,700	330,373
Lifevantage *	5,000	36,100
Mannatech	4,500	89,325
McCormick	5,833	557,343
Medifast	9,400	396,398
Molson Coors Brewing, Cl B	5,845	564,159
Mondelez International, Cl A	49,542	2,193,720
Nature’s Sunshine Products	1,500	19,125
Omega Protein	21,000	523,950
Orchids Paper Products	6,745	184,206
PepsiCo	10,268	1,065,613
Philip Morris International	6,900	663,297
Primo Water *	20,254	261,682
Procter & Gamble	19,710	1,726,596
Reynolds American	8,096	486,813
Sanderson Farms	700	63,700
Seneca Foods, Cl A *	6,000	215,100
Snyder’s-Lance	6,231	239,146
SpartanNash	9,600	363,456
Sysco	8,400	440,664
TreeHouse Foods *	13,448	1,020,434
Turning Point Brands *	700	9,296
USANA Health Sciences *	4,082	254,309
Village Super Market, Cl A	3,400	102,986
Wal-Mart Stores	10,522	702,238

		23,367,425

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2017
(unaudited)

COMMON STOCK continued

	Shares	Value

UNITED STATES (continued)

Energy — 3.0%
Adams Resources & Energy	1,400	$54,250
Antero Resources *	51,243	1,250,842
Apache	39,910	2,387,416
Atwood Oceanics	15,000	182,400
Baker Hughes	10,640	671,171
Bill Barrett *	17,776	116,433
Callon Petroleum *	21,598	330,018
Carrizo Oil & Gas *	6,360	224,890
Chevron	29,924	3,332,037
China Petroleum & Chemical ADR	10,200	816,408
Concho Resources *	1,473	205,395
Continental Resources *	12,800	621,568
Energen	12,610	679,553
EOG Resources	7,700	782,166
Era Group *	2,710	42,439
Evolution Petroleum	32,383	281,732
Exxon Mobil	41,543	3,485,042
Golar LNG	3,400	87,924
Green Plains	1,000	22,500
Hallador Energy	20,031	188,291
Helmerich & Payne	1,658	117,983
Independence Contract Drilling *	33,719	213,779
Matrix Service *	5,300	118,720
McDermott International *	100,000	810,000
National Oilwell Varco	4,763	180,089
Nordic American Tankers	4,100	35,424
Occidental Petroleum	13,280	899,986
Pacific Ethanol *	5,400	38,340
Patterson-UTI Energy	10,925	306,337
PDC Energy *	5,147	380,569
PHI *	4,100	64,985
Pioneer Natural Resources	17,532	3,159,792
Resolute Energy *	3,704	170,347
Ring Energy *	65,329	862,343
Sanchez Energy *	5,100	67,626
Schlumberger	13,276	1,111,334
Spectra Energy	23,637	984,481
Superior Energy Services	17,775	314,084
TechnipFMC *	13,000	437,060
Transocean	31,300	437,261
Valero Energy	24,437	1,606,977

		28,079,992

Financials — 6.7%
AGNC Investment ‡	9,799	182,947
Alleghany *	400	244,628
Allstate	3,900	293,319

COMMON STOCK continued

	Shares	Value

UNITED STATES (continued)

Financials (continued)
Ambac Financial Group *	15,100	$315,892
American Express	5,600	427,728
American International Group	39,480	2,536,985
American National Bankshares	4,100	145,550
Ameriprise Financial	6,400	718,528
Annaly Capital Management ‡	14,548	148,681
Apollo Commercial Real Estate Finance ‡	13,960	243,044
Aspen Insurance Holdings	2,800	157,920
Atlas Financial Holdings *	13,294	225,998
Axis Capital Holdings	4,200	268,842
Banc of California	12,100	191,180
Bank of America	125,200	2,834,528
Bank of Commerce Holdings	18,600	185,070
Banner	9,116	511,590
Bar Harbor Bankshares	5,000	216,650
BB&T	8,700	401,853
Berkshire Hathaway, Cl B *	7,153	1,174,093
Berkshire Hills Bancorp	7,700	272,580
Blue Capital Reinsurance Holdings	6,800	129,540
Boston Private Financial Holdings	9,384	154,836
Brown & Brown	3,766	158,662
Bryn Mawr Bank	8,713	348,956
C&F Financial	2,400	104,040
Capital Bank Financial, Cl A	5,099	200,901
Capital One Financial	14,191	1,240,151
CenterState Banks	20,349	496,312
Central Pacific Financial	10,300	322,699
Charles Schwab	41,570	1,714,347
Chubb	3,023	397,494
Cincinnati Financial	6,100	430,538
Citigroup	104,317	5,824,018
Civista Bancshares	10,600	217,194
CME Group, Cl A	2,900	351,132
CNB Financial	9,800	229,908
CNO Financial Group	29,416	556,256
Cowen Group, Cl A *	10,064	150,960
Crawford, Cl B	9,300	112,716
Customers Bancorp *	2,900	99,934
CYS Investments ‡	21,100	159,727
Digital Realty Trust	4,300	462,809
Dime Community Bancshares	6,400	136,960
Discover Financial Services	4,910	340,165
Donegal Group, Cl A	6,600	108,702
Dynex Capital ‡	21,100	140,948
EMC Insurance Group	4,500	131,175
Equity Residential ‡	6,700	407,159

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2017
(unaudited)

COMMON STOCK continued

	Shares	Value

UNITED STATES (continued)

Financials (continued)
ESSA Bancorp	5,500	$87,065
Essent Group *	3,900	134,823
Everest Re Group	1,089	239,504
Farmers National Banc	9,500	119,700
FCB Financial Holdings, Cl A *	2,800	131,460
Federal Agricultural Mortgage, Cl C	10,100	562,166
Fidelity Southern	10,300	239,475
Fifth Third Bancorp	17,400	454,140
Financial Institutions	7,800	257,010
First American Financial	3,470	130,403
First Bancorp	4,900	132,300
First Busey	4,700	137,475
First Business Financial Services	6,600	159,918
First Commonwealth Financial	21,900	309,228
First Community Bancshares	10,600	308,460
First Defiance Financial	8,500	411,910
First Financial	4,800	232,080
First Republic Bank	15,940	1,503,620
Flushing Financial	5,800	157,760
FNF Group	7,300	258,128
FNFV Group *	17,509	227,617
Forestar Group *	15,100	197,055
Franklin Financial Network *	12,553	483,918
GAIN Capital Holdings	12,900	96,879
Gladstone Investment	32,600	285,576
Goldman Sachs Group	1,300	298,116
Great Southern Bancorp	200	10,010
Guaranty Bancorp	7,178	173,708
Hanmi Financial	11,000	364,650
Hartford Financial Services Group	5,900	287,389
HCI Group	8,200	339,152
Heartland Financial USA	14,818	693,482
Heritage Commerce	40,589	569,870
Heritage Financial	11,785	300,518
Heritage Insurance Holdings	13,400	190,012
Heritage Oaks Bancorp	32,033	433,727
Horizon Bancorp	6,900	176,847
Horizon Technology Finance, Cl C	13,700	152,344
IBERIABANK	6,358	522,310
Independence Holding	5,900	117,410
Independent Bank	12,500	262,500
Intercontinental Exchange	6,500	379,340
JPMorgan Chase	14,540	1,230,520
KCG Holdings, Cl A *	20,400	284,988
KeyCorp	33,060	594,088
Lakeland Bancorp	7,035	130,499

COMMON STOCK continued

	Shares	Value

UNITED STATES (continued)

Financials (continued)
LendingTree *	1,737	$194,370
Lincoln National	12,800	864,128
M&T Bank	1,000	162,570
Manning & Napier, Cl A	9,300	64,635
Marsh & McLennan	4,600	312,892
MBIA *	13,100	133,620
Medallion Financial	15,700	35,325
Mercantile Bank	4,000	129,200
Merchants Bancshares	3,700	188,700
MidSouth Bancorp	9,900	143,055
MidWestOne Financial Group	5,497	194,099
Mortgage Investment Trust ‡	11,000	192,720
Nasdaq	8,640	609,466
National Western Life Group, Cl A	800	234,520
New Mountain Finance	14,800	207,940
New York Community Bancorp	16,100	244,559
New York Mortgage Trust ‡	31,200	199,992
Newtek Business Services	7,280	112,476
Northeast Bancorp	11,300	160,460
Northern Trust	17,315	1,436,452
Northrim BanCorp	5,400	152,550
Old Line Bancshares	3,800	101,878
Owens Realty Mortgage ‡	5,998	101,606
Pacific Continental	18,812	466,538
Pacific Premier Bancorp *	11,964	470,783
Park Sterling	56,009	655,305
Parke Bancorp	1,800	35,280
PennantPark Investment	29,300	231,177
Peoples Bancorp	13,100	406,755
Piper Jaffray *	400	28,200
PNC Financial Services Group	4,000	481,840
Preferred Bank	8,910	493,703
Primerica	6,593	497,442
Provident Financial Holdings	4,000	74,120
Radian Group	28,697	528,025
Raymond James Financial	10,570	792,010
Regional Management *	14,800	370,148
Republic Bancorp, Cl A	2,600	90,090
S&T Bancorp	3,400	127,908
Selective Insurance Group	6,681	278,598
Sierra Bancorp	9,500	254,220
Signature Bank *	1,402	220,843
Southwest Bancorp	12,872	356,554
State Bank Financial	13,701	362,254
SunTrust Banks	14,105	801,446
SVB Financial Group *	5,264	906,619

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2017
(unaudited)

COMMON STOCK continued

	Shares	Value

UNITED STATES (continued)

Financials (continued)
Synovus Financial	10,334	$430,721
Torchmark	4,100	301,514
Travelers	2,600	306,228
TriCo Bancshares	16,090	593,238
United Community Banks	20,604	579,591
United Financial Bancorp	8,500	153,425
United Insurance Holdings	7,600	103,892
Universal Insurance Holdings	10,700	279,805
US Bancorp	10,115	532,555
Veritex Holdings *	8,857	240,556
Waddell & Reed Financial, Cl A	2,400	43,320
Wells Fargo	18,171	1,023,572
West Bancorporation	5,500	125,400
Willis Towers Watson	3,655	457,350
Wintrust Financial	5,882	421,151
World Acceptance *	1,600	78,512
WR Berkley	3,400	228,514
Yadkin Financial	15,973	511,136
Zions Bancorporation	13,885	585,808

		63,698,354

Health Care — 6.4%
Abeona Therapeutics *	11,692	53,783
Acceleron Pharma *	5,100	123,828
Aceto	28,007	534,654
Achillion Pharmaceuticals *	41,700	173,889
Adamas Pharmaceuticals *	5,935	94,188
Advaxis *	11,707	104,895
Adverum Biotechnologies *	23,600	68,440
Aetna	2,800	332,108
Agenus *	20,521	82,084
Albany Molecular Research *	23,577	433,817
Allergan	10,798	2,363,574
Almost Family *	6,700	316,575
AMAG Pharmaceuticals *	19,000	457,900
Amgen	13,965	2,188,036
AngioDynamics *	2,100	33,799
ANI Pharmaceuticals *	8,728	527,608
Applied Genetic Technologies *	15,400	111,650
athenahealth *	9,171	1,155,455
AtriCure *	13,695	222,818
AxoGen *	20,254	220,769
Becton Dickinson & Company	4,783	847,978
Bellicum Pharmaceuticals *	5,274	70,566
BioCryst Pharmaceuticals *	9,261	58,344
BioSpecifics Technologies *	6,655	341,335
BioTelemetry *	26,612	613,406

COMMON STOCK continued

	Shares	Value

UNITED STATES (continued)

Health Care (continued)
Boston Scientific *	20,800	$500,448
Bristol-Myers Squibb	19,939	980,201
Cara Therapeutics *	18,606	285,044
Cardiovascular Systems *	6,700	165,490
Celgene *	25,256	2,933,484
Celldex Therapeutics *	20,500	66,830
Centene *	3,600	227,772
Chimerix *	28,400	154,496
Concert Pharmaceuticals *	24,780	219,303
Corbus Pharmaceuticals Holdings *	5,664	37,949
CR Bard	7,127	1,691,451
Cross Country Healthcare *	23,251	336,442
Curis *	14,964	42,947
Cynosure, Cl A *	1,100	58,740
Cytokinetics *	4,970	51,937
Danaher	4,500	377,640
DENTSPLY SIRONA	11,765	667,075
Eagle Pharmaceuticals *	3,519	243,550
Edwards Lifesciences *	1,986	191,133
Eli Lilly	12,363	952,322
Emergent BioSolutions *	4,400	133,188
Enanta Pharmaceuticals *	2,400	79,500
Envision Healthcare *	3,034	206,312
Exactech *	8,200	202,130
Express Scripts Holding *	13,719	944,965
Five Prime Therapeutics *	2,500	114,525
Flexion Therapeutics *	9,540	185,076
FONAR *	19,900	376,110
GenMark Diagnostics *	18,940	229,742
Gilead Sciences	5,800	420,210
Hanger *	3,900	46,878
HCA Holdings *	16,233	1,303,185
Henry Schein *	3,280	524,341
Heska *	6,884	548,104
HMS Holdings *	2,200	39,952
Illumina *	17,663	2,827,846
Immunomedics *	12,564	56,538
INC Research Holdings, Cl A *	6,500	344,500
Infinity Pharmaceuticals *	21,900	45,333
InfuSystem Holdings *	56,800	130,640
Inogen *	3,706	238,555
Integer Holdings *	8,400	272,160
Intersect ENT *	9,681	130,693
Intra-Cellular Therapies, Cl A *	2,000	28,880
Intuitive Surgical *	1,985	1,374,990
Ionis Pharmaceuticals *	10,599	471,656

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2017
(unaudited)

COMMON STOCK continued

	Shares	Value

UNITED STATES (continued)

Health Care (continued)
Ironwood Pharmaceuticals, Cl A *	2,900	$41,702
Jazz Pharmaceuticals *	3,300	402,336
Johnson & Johnson	23,700	2,684,025
La Jolla Pharmaceutical *	8,932	173,727
Laboratory Corp of America Holdings *	4,800	644,208
Lannett *	20,700	417,105
Lantheus Holdings *	43,800	372,300
LeMaitre Vascular	24,284	551,490
Lion Biotechnologies *	14,177	102,783
LivaNova *	752	36,175
MacroGenics *	5,000	92,350
Magellan Health *	4,000	299,800
Masimo *	2,700	198,666
Medicines *	2,800	100,940
Medpace Holdings *	4,100	143,049
Medtronic	7,100	539,742
Merck	40,427	2,506,070
Molina Healthcare *	6,500	368,680
NanoString Technologies *	8,800	158,752
Natus Medical *	4,500	175,725
Nektar Therapeutics, Cl A *	3,300	39,963
NeoGenomics *	52,949	426,769
Novadaq Technologies *	8,500	57,460
Ophthotech *	10,600	50,456
OraSure Technologies *	9,700	85,554
Orthofix International *	7,329	263,404
Paratek Pharmaceuticals *	2,910	43,941
PAREXEL International *	2,074	147,026
Patterson	19,500	811,395
PDL BioPharma	13,700	30,140
Pfenex *	13,391	106,860
Pfizer	62,547	1,984,616
PharMerica *	12,001	297,625
Progenics Pharmaceuticals *	63,706	568,258
Quest Diagnostics	6,500	597,480
RadNet *	24,741	143,498
Recro Pharma *	6,100	45,201
Regeneron Pharmaceuticals *	4,089	1,469,137
Repligen *	12,182	365,947
Retrophin *	8,000	156,960
SciClone Pharmaceuticals *	10,340	104,951
Select Medical Holdings *	42,000	522,900
Spectrum Pharmaceuticals *	9,900	46,134
STERIS	9,210	652,344
Sucampo Pharmaceuticals, Cl A *	21,700	241,955
Supernus Pharmaceuticals *	7,874	212,992

COMMON STOCK continued

	Shares	Value

UNITED STATES (continued)

Health Care (continued)
Surmodics *	15,015	$363,363
Syndax Pharmaceuticals *	1,800	13,680
Synergy Pharmaceuticals *	32,020	226,381
Teligent *	41,850	292,950
Thermo Fisher Scientific	1,800	274,302
Trevena *	14,519	101,343
UnitedHealth Group	21,482	3,482,232
Universal Health Services, Cl B	2,730	307,480
Vanda Pharmaceuticals *	20,160	285,264
Varex Imaging *	5,160	148,350
Varian Medical Systems *	12,900	1,001,685
Vascular Solutions *	3,926	219,660
Veracyte *	5,500	40,590
Vocera Communications *	17,679	366,839
Waters *	2,572	364,324
WellCare Health Plans *	2,500	363,850
Xencor *	1,700	40,511
Zoetis, Cl A	9,230	507,096

		60,874,253

Industrials — 5.0%
3M	3,966	693,336
AAR	1,000	31,990
ABM Industries	4,184	168,992
ACCO Brands *	24,400	311,100
Aegion, Cl A *	3,800	88,388
AGCO	11,100	697,080
Air Transport Services Group *	15,000	241,950
Alaska Air Group	3,006	282,023
Allegiant Travel, Cl A	630	108,360
Allegion	9,365	614,999
AMETEK	12,510	639,261
ARC Document Solutions *	26,000	122,460
ArcBest	4,666	147,446
Arconic	34,250	780,557
Argan	11,188	825,115
Astec Industries	5,047	353,189
Atkore International Group *	12,200	325,984
Barrett Business Services	4,000	240,440
Boeing	4,500	735,390
Caesarstone *	6,400	194,240
CAI International *	5,100	82,314
CBIZ *	27,379	358,665
Celadon Group	12,671	96,299
CH Robinson Worldwide	3,709	282,107
Chicago Bridge & Iron	17,000	564,570
Cintas	2,000	232,220

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2017
(unaudited)

COMMON STOCK continued

	Shares	Value

UNITED STATES (continued)

Industrials (continued)
Columbus McKinnon	5,800	$159,442
Covenant Transportation Group, Cl A *	14,521	312,637
CRA International	4,000	132,920
Cummins	3,500	514,535
Curtiss-Wright	4,810	471,669
Deere	3,410	365,041
Deluxe	5,948	433,312
DMC Global	22,309	355,829
Donaldson	8,500	359,125
Ducommun *	13,759	407,679
Dun & Bradstreet	5,635	690,964
Eastern	6,900	136,620
EMCOR Group	2,662	185,515
EnerSys	3,000	233,850
Equifax	1,700	199,376
Esterline Technologies *	2,442	209,157
Expeditors International of Washington	7,600	395,808
FedEx	3,914	740,176
Fortive	2,250	124,448
Gencor Industries *	16,305	255,173
General Cable	1,900	38,570
General Dynamics	2,400	434,592
General Electric	90,800	2,696,760
Gibraltar Industries *	12,656	555,598
Global Brass & Copper Holdings	7,000	232,050
Goldfield *	11,900	71,995
GP Strategies *	10,201	262,166
Greenbrier	2,000	87,500
H&E Equipment Services	3,700	95,682
Hawaiian Holdings *	15,000	764,250
HD Supply Holdings *	23,700	1,002,510
Hertz Global Holdings *	2,400	50,328
Honeywell International	5,227	618,459
Hubbell, Cl B	3,735	455,969
Hudson Technologies *	32,906	238,898
Huntington Ingalls Industries	1,700	329,732
Hurco	2,067	63,250
IES Holdings *	16,099	313,930
IHS Markit *	19,680	776,376
Insperity	2,400	171,600
Johnson Controls International	14,862	653,631
Kadant	5,718	352,229
Kelly Services, Cl A	7,900	176,881
Knoll	2,100	54,831
L3 Technologies	1,991	315,952

COMMON STOCK continued

	Shares	Value

UNITED STATES (continued)

Industrials (continued)
Layne Christensen *	26,997	$281,579
Leidos Holdings	1,675	80,936
Lockheed Martin	1,900	477,527
LSI Industries	27,420	261,038
Lydall *	2,000	122,000
Meritor *	9,900	142,857
Mueller Industries	3,401	136,924
Mueller Water Products, Cl A	3,500	47,110
MYR Group *	13,390	515,113
Neff, Cl A *	1,900	29,830
Nielsen Holdings	14,510	593,604
NN	21,774	421,327
Norfolk Southern	7,200	845,712
Northrop Grumman	1,600	366,528
Northwest Pipe *	12,032	230,413
NV5 Global *	11,974	487,941
On Assignment *	3,372	152,684
Orion Marine Group *	1,300	13,650
PAM Transportation Services *	5,100	118,881
Park-Ohio Holdings	7,500	336,375
Patrick Industries *	7,593	620,728
Ply Gem Holdings *	13,240	213,826
Quad	12,900	337,851
Raytheon	2,622	377,987
RBC Bearings *	2,094	193,967
Roadrunner Transportation Systems *	4,700	37,224
Roper Technologies	4,823	925,292
Saia *	6,500	312,325
SkyWest	14,004	495,742
SPX FLOW *	10,360	361,460
Stanley Black & Decker	1,900	235,600
Stericycle *	16,817	1,297,263
Tennant	1,996	138,223
Tetra Tech	7,332	320,408
Timken	8,091	359,240
Triumph Group	14,700	393,225
TrueBlue *	4,000	99,000
Union Pacific	5,784	616,459
United Parcel Service, Cl B	9,078	990,682
United Technologies	13,264	1,454,663
Univar *	35,800	1,067,556
Universal Forest Products	1,400	142,394
Universal Logistics Holdings	10,300	148,835
Vectrus *	11,027	248,549
Verisk Analytics, Cl A *	7,700	636,328
Viad	2,400	105,240

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2017
(unaudited)

COMMON STOCK continued

	Shares	Value

UNITED STATES (continued)

Industrials (continued)
Wabash National	29,300	$517,145
WABCO Holdings *	3,850	419,766
Waste Management	7,000	486,500
Watsco	1,068	163,126
Werner Enterprises	23,000	646,300
West	1,200	29,124
Willdan Group *	6,200	166,222
WW Grainger	824	208,118
Xylem	11,900	586,789
YRC Worldwide *	12,800	191,104

		47,921,780

Information Technology — 9.8%
Activision Blizzard	8,500	341,785
Adobe Systems *	14,377	1,630,064
Advanced Energy Industries *	18,400	1,082,656
Akamai Technologies *	11,500	788,785
Alphabet, Cl A *	12,966	10,634,583
Amber Road *	32,569	288,236
Amkor Technology *	8,900	83,749
Amphenol, Cl A	9,755	658,365
Apple	37,371	4,534,971
Applied Materials	38,600	1,322,050
Aspen Technology *	5,004	265,762
Atlassian, Cl A *	3,900	107,757
Autobytel *	24,321	334,414
Automatic Data Processing	8,130	821,049
AXT *	43,986	252,919
Bankrate *	30,000	327,000
Barracuda Networks *	13,100	307,719
Bel Fuse, Cl B	7,700	244,860
Black Box	7,300	97,455
Blucora *	41,600	628,160
Broadcom, Cl A	6,000	1,197,000
Carbonite *	2,800	48,300
Cardtronics *	4,300	234,694
Cass Information Systems	2,096	137,854
CEVA *	9,711	343,284
Ciena *	9,200	223,928
Cirrus Logic *	5,700	343,824
Cisco Systems	46,247	1,420,708
ClearOne	10,900	136,795
Conduent *	18,200	272,272
Corning	30,300	802,647
Cree *	32,900	907,382
CSRA	25,235	782,790
CyberOptics *	6,794	244,584

COMMON STOCK continued

	Shares	Value

UNITED STATES (continued)

Information Technology (continued)
Cypress Semiconductor	27,568	$325,302
Dell Technologies - VMware Inc, Cl V *	854	53,793
DHI Group *	28,900	164,730
eBay *	5,326	169,527
EchoStar, Cl A *	44,854	2,284,414
Electronic Arts *	1,900	158,517
Endurance International Group Holdings *	8,000	61,600
EPAM Systems *	2,453	157,875
ePlus *	4,400	493,020
EVERTEC	4,200	71,610
Evolving Systems	16,100	70,035
Exa *	16,025	248,388
Extreme Networks *	35,100	194,103
Facebook, Cl A *	37,411	4,875,401
Fidelity National Information Services	6,500	516,230
Finisar *	19,700	582,529
Fiserv *	2,600	279,318
Five9 *	27,487	424,949
FLIR Systems	4,300	151,919
FormFactor *	23,251	289,475
GigPeak *	117,013	301,893
GTT Communications *	13,747	388,353
Hackett Group	38,478	625,267
Harris	7,215	741,053
Hewlett Packard Enterprise	6,900	156,492
HP	28,400	427,420
IAC	4,455	306,549
II-VI *	600	21,900
Impinj *	7,938	279,497
Information Services Group *	43,512	143,590
Inphi *	3,200	146,624
Intel	49,821	1,834,409
International Business Machines	2,500	436,300
Itron *	9,000	555,300
IXYS	7,700	93,170
j2 Global	2,300	192,763
Jabil Circuit	35,000	839,300
Juniper Networks	45,800	1,226,524
Key Tronic *	9,600	76,128
KLA-Tencor	10,200	868,122
Kulicke & Soffa Industries *	10,300	181,074
Luxoft Holding, Cl A *	700	41,195
Mastercard, Cl A	42,304	4,498,184
MaxLinear, Cl A *	2,900	74,182

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2017
(unaudited)

COMMON STOCK continued

	Shares	Value

UNITED STATES (continued)

Information Technology (continued)
Mesa Laboratories	1,713	$204,087
Methode Electronics	6,800	285,940
Microchip Technology	7,925	533,749
Micron Technology *	11,046	266,319
Microsoft	22,889	1,479,774
MicroStrategy, Cl A *	600	120,780
MKS Instruments	5,584	367,986
Model N *	16,700	146,960
Momo ADR *	1,018	23,139
MoneyGram International *	17,900	227,330
Motorola Solutions	9,428	760,934
NCI, Cl A	14,949	189,852
NCR *	37,506	1,613,508
NETGEAR *	3,600	204,840
Nuance Communications *	37,500	594,750
NVIDIA	17,082	1,865,013
Oracle	87,575	3,512,633
Palo Alto Networks *	20,770	3,064,821
Park City Group *	22,546	285,207
Paychex	13,831	833,871
PC Connection	12,300	335,544
PCM *	13,000	291,850
PDF Solutions *	15,839	356,536
Photronics *	30,752	353,648
Planet Payment *	59,864	252,626
Plexus *	7,501	407,305
PRGX Global *	20,700	117,990
Progress Software	10,774	301,888
PTC *	12,905	678,416
QAD, Cl A	8,250	238,425
QUALCOMM	4,021	214,842
Qualys *	1,800	64,620
Radisys *	53,625	236,486
RealPage *	2,300	70,380
Reis	7,945	158,900
RetailMeNot *	16,100	145,705
Rogers *	2,700	215,865
Rubicon Project *	33,600	284,592
Rudolph Technologies *	7,400	169,830
salesforce.com *	33,735	2,668,439
Sanmina *	2,900	112,955
ScanSource *	3,800	150,290
Science Applications International	8,380	682,300
Semtech *	7,600	250,420
Shopify, Cl A *	5,611	285,151
ShoreTel *	22,880	159,016

COMMON STOCK continued

	Shares	Value

UNITED STATES (continued)

Information Technology (continued)
Spok Holdings	2,100	$43,155
Synaptics *	4,400	248,072
Synchronoss Technologies *	800	30,816
Telenav *	32,109	285,770
TeleTech Holdings	3,283	97,177
Teradata *	37,300	1,095,128
Texas Instruments	2,058	155,461
Total System Services	17,435	883,606
Travelport Worldwide	12,000	172,320
TTM Technologies *	22,300	330,709
Unisys *	48,775	626,759
USA Technologies *	67,075	281,715
VASCO Data Security International *	7,364	111,933
Verint Systems *	13,707	511,956
VeriSign *	1,393	111,732
Versum Materials *	2,059	57,549
Visa, Cl A	24,847	2,055,095
Vishay Intertechnology	6,300	104,580
Vishay Precision Group *	11,400	189,810
Wayside Technology Group	5,374	90,283
Web.com Group *	39,837	754,911
Western Digital	11,300	900,949
Wix.com *	1,200	63,060
Xactly *	19,482	236,706
Xilinx	1,618	94,168
Zix *	38,300	182,691

		93,378,048

Materials — 2.2%
AdvanSix *	209	5,369
Air Products & Chemicals	4,118	575,532
American Vanguard	16,715	287,498
Ashland Global Holdings	3,375	401,726
Avery Dennison	1,600	116,832
Balchem	1,061	90,440
Ball	3,555	271,104
Cabot	2,500	138,425
CF Industries Holdings	57,689	2,035,845
Chemours	13,600	359,312
Clearwater Paper *	1,600	100,640
Commercial Metals	3,700	75,591
Core Molding Technologies *	8,400	129,528
Crown Holdings *	2,400	130,008
Eastman Chemical	2,600	201,500
Ecolab	3,284	394,507
EI du Pont de Nemours	8,668	654,434

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2017
(unaudited)

COMMON STOCK continued

	Shares	Value

UNITED STATES (continued)

Materials (continued)
Ferro *	18,523	$261,915
FMC	15,100	908,416
Huntsman	37,000	754,430
Innophos Holdings	4,400	214,016
International Flavors & Fragrances	4,173	489,117
International Paper	4,700	266,020
Kaiser Aluminum	2,565	201,250
KapStone Paper and Packaging	11,506	275,914
KMG Chemicals	2,200	81,092
Koppers Holdings *	800	32,360
Kraton Performance Polymers *	5,900	158,474
Louisiana-Pacific *	21,100	403,643
LSB Industries *	19,757	168,132
Martin Marietta Materials	1,100	252,560
Materion	11,475	450,968
Minerals Technologies	500	40,075
Monsanto	8,495	920,094
Mosaic	16,800	527,016
Nucor	3,700	214,933
Olympic Steel	4,200	94,500
OMNOVA Solutions *	31,500	286,650
Packaging Corp of America	2,500	230,450
Pan American Silver	8,033	156,884
PH Glatfelter	10,600	258,746
PPG Industries	3,294	329,433
Praxair	4,032	477,550
Rayonier Advanced Materials	11,100	150,627
Real Industry *	24,445	132,003
RPM International	2,400	125,424
Schweitzer-Mauduit International	4,600	203,918
Sealed Air	17,450	846,325
Sensient Technologies	6,135	470,861
Sherwin-Williams	8,080	2,454,785
TimkenSteel *	11,066	186,573
Trinseo	14,100	912,975
US Concrete *	6,269	410,620
Vulcan Materials	2,200	282,326
WR Grace	10,210	707,961

		21,307,327

Real Estate — 1.6%
Acadia Realty Trust ‡	9,689	308,498
Armada Hoffler Properties ‡	10,181	140,294
Ashford Hospitality Prime ‡	6,500	87,360
AvalonBay Communities ‡	2,239	388,041
Boston Properties ‡	2,509	328,428

COMMON STOCK continued

	Shares	Value

UNITED STATES (continued)

Real Estate (continued)
Camden Property Trust ‡	2,323	$194,133
Chatham Lodging Trust ‡	7,483	150,708
Colony NorthStar, Cl A ‡	162,258	2,258,631
CorEnergy Infrastructure Trust ‡	6,080	218,272
CoreSite Realty ‡	10,202	878,698
Crown Castle International ‡	5,221	458,560
DuPont Fabros Technology	8,500	403,580
Education Realty Trust ‡	5,983	240,576
Equinix ‡	1,716	660,626
Equity Commonwealth ‡ *	19,630	605,389
Getty Realty ‡	5,631	145,224
GGP ‡	15,300	380,052
Gladstone Commercial ‡	9,400	184,616
Hudson Pacific Properties ‡	9,300	329,313
Iron Mountain ‡	5,627	201,130
Mid-America Apartment Communities ‡	5,670	538,367
National Storage Affiliates Trust ‡	12,804	284,889
One Liberty Properties ‡	4,800	111,168
Pebblebrook Hotel Trust ‡	5,039	150,716
Pennsylvania Real Estate Investment Trust ‡	17,500	313,425
Public Storage ‡	2,300	494,500
QTS Realty Trust, Cl A ‡	5,200	262,028
Ramco-Gershenson Properties Trust ‡	3,700	60,162
Rexford Industrial Realty ‡	13,753	312,331
Ryman Hospitality Properties ‡	3,200	195,776
Sabra Health Care ‡	11,598	294,589
Seritage Growth Properties ‡	2,835	115,668
Simon Property Group ‡	4,346	798,664
Summit Hotel Properties	36,800	582,544
Sun Communities	5,395	424,910
Ventas ‡	6,400	394,688
VEREIT ‡	48,818	416,418
Vornado Realty Trust ‡	5,870	624,040
Welltower ‡	6,600	437,580
Xenia Hotels & Resorts	2,300	42,205

		15,416,797

Telecommunication Services — 1.4%
AT&T	56,556	2,384,401
Boingo Wireless *	26,767	313,174
IDT, Cl B	5,186	99,571
Inteliquent	561	12,847
Iridium Communications *	13,200	133,320
Level 3 Communications *	54,116	3,217,737
magicJack VocalTec *	16,200	115,830

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2017
(unaudited)

COMMON STOCK continued

	Shares	Value

UNITED STATES (continued)

Telecommunication Services (continued)
T-Mobile US *	48,133	$2,997,242
Verizon Communications	88,340	4,329,544

		13,603,666

Utilities — 1.2%
Alliant Energy	13,028	490,504
Ameren	2,547	134,099
American Electric Power	7,537	482,820
American Water Works	9,660	709,430
Avangrid	12,360	479,568
Avista	3,612	139,568
Black Hills	3,225	201,724
Calpine *	12,633	149,069
Chesapeake Utilities	4,478	292,861
CMS Energy	3,900	166,140
Dominion Resources	9,100	694,148
DTE Energy	7,229	713,069
Duke Energy	10,176	799,223
Edison International	2,000	145,760
Eversource Energy	1,900	105,108
Exelon	14,500	520,260
FirstEnergy	21,500	651,880
Gas Natural	5,100	64,515
IDACORP	2,213	177,084
NiSource	31,480	704,208
Northwest Natural Gas	2,328	137,119
NorthWestern	1,991	113,706
PG&E	1,607	99,457
PNM Resources	6,859	235,950
Portland General Electric	8,155	355,640
Public Service Enterprise Group	3,900	172,575
SCANA	5,052	347,072
South Jersey Industries	4,729	156,057
Southern	7,987	394,797
Spire	3,479	226,135
WEC Energy Group	11,966	706,592
Xcel Energy	11,234	464,189

		11,230,327

		434,496,009

Total Common Stock (Cost $758,839,138)		889,079,510

REGISTERED INVESTMENT COMPANIES — 3.4%

CLOSED-END FUNDS — 0.0%
F&C Commercial Property Trust	61,818	105,764

REGISTERED INVESTMENT COMPANIES continued

	Shares	Value

CLOSED-END FUND (continued)
FII BTG Pactual Corporate Office Fund ‡	191	$5,831

		111,595

OPEN-END FUND — 3.4%
Oakmark International Small Cap Fund, Cl I	2,111,063	32,193,705

Total Registered Investment Companies (Cost $28,547,291)		32,305,300

PREFERRED STOCK — 0.6%

	Shares	Value

BRAZIL — 0.3% (C)
Alpargatas	26,600	87,707
Banco do Estado do Rio Grande do Sul	84,200	420,853
Centrais Eletricas Brasileiras*	28,200	221,136
Centrais Eletricas Santa Catarina	3,600	20,896
Cia Brasileira de Distribuicao	100	1,839
Cia de Saneamento do Parana	30,300	135,581
Cia Energetica de Minas Gerais	21,968	63,720
Eucatex Industria e Comercio	3,300	3,194
Gerdau	126,362	489,231
Itausa - Investimentos Itau	47,729	140,562
Lojas Americanas	16,100	85,479
Marcopolo	181,500	165,885
Suzano Papel e Celulose, Cl A	11,183	47,556
Telefonica Brasil	32,972	488,338
Unipar Carbocloro	8,040	17,860
Vale, Cl A	9,000	87,256

		2,477,093

CHILE — 0.0% (C)
Embotelladora Andina, Cl B	23,882	86,278

COLOMBIA — 0.0% (C)
Banco Davivienda	35,565	382,554

GERMANY — 0.1% (C)
Henkel & KGaA	6,422	781,302

SOUTH AFRICA — 0.0% (C)
Absa Bank	257	14,819

SOUTH KOREA — 0.2% (C)
Hyundai Motor	6,800	561,156
LG Chemical	358	52,679
LG Household & Health Care	189	86,035

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2017
(unaudited)

PREFERRED STOCK continued

	Shares/ Number of Rights	Value

SOUTH KOREA (continued)
Samsung Electronics	555	$750,284

		1,450,154

Total Preferred Stock (Cost $4,369,808)		5,192,200

RIGHTS* — 0.0%
Korean Air Lines, Expires 03/10/17	564	2,694
Synergetics, Expires 10/15/18	33,700	—

Total Rights (Cost $—)		2,694

Total Investments— 97.6% (Cost $791,756,237) †		$926,579,704

A list of the outstanding forward foreign currency contracts held by the Fund at January 31, 2017, is as follows:

Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)

8/16/16	AUD	1,221,000	USD	897,439	$(29,923)
8/31/16	CAD	1,022,800	USD	783,551	21
9/21/16-10/5/16	CHF	2,048,600	USD	2,139,096	18,947
8/16/16	EUR	8,598,200	USD	9,768,816	149,956
10/7/16	GBP	1,027,700	USD	1,345,775	(15,983)
8/16/16	USD	337,686	AUD	456,300	8,879
8/31/16	USD	296,232	CAD	382,500	(3,212)
10/7/16	USD	154,370	GBP	119,600	4,106

					$132,791

A list of the counterparties for the forward foreign currency contracts held by the Fund at January 31, 2017, is as follows:

Counterparty	Currency to Deliver	Currency to Receive	Unrealized Appreciation

Brown Brothers Harriman	$(1,963)	$1,983	$19,446
State Street	(13,637)	13,750	113,345

			$132,791

For the period ended January 31, 2017, the total amount of all open forward foreign currency contracts, as presented in the tables above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on net assets of $949,704,721.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of January 31, 2017, was $363,671 and represented 0.04% of net assets.
(C)	Interest rate unavailable.
†	At January 31, 2017, the tax basis cost of the Fund’s investments was $791,756,237, and the unrealized appreciation and depreciation were $162,527,937 and $(27,704,470) respectively.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

EUR — Euro

GBP — British Pound

GDR — Global Depositary Receipt

LP — Limited Partnership

NVDR — Non-Voting Depositary Receipt

PLC — Public Limited Company

Ser — Series

USD — United States Dollar

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2017
(unaudited)

The following is a list of the inputs used as of January 31, 2017, in valuing the Fund s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock
Argentina	$763,306	$-	$-	$763,306
Australia	18,787,652	-	-	18,787,652
Austria	2,556,108	-	-	2,556,108
Belgium	4,167,345	-	-	4,167,345
Bermuda	319,500	-	-	319,500
Brazil	9,864,470	-	-	9,864,470
Canada	21,124,851	-	-	21,124,851
Chile	1,480,256	-	-	1,480,256
China	12,194,964	23,007,080	-	35,202,044
Colombia	116,475	-	-	116,475
Czech Republic	204,879	-	-	204,879
Denmark	5,146,412	-	-	5,146,412
Egypt	100,054	-	-	100,054
Finland	3,522,107	-	-	3,522,107
France	22,703,449	-	-	22,703,449
Germany	24,941,774	-	-	24,941,774
Greece	696,649	-	-	696,649
Hong Kong	684,261	15,084,609	30,821	15,799,691
Hungary	451,835	-	-	451,835
India	13,499,727	-	-	13,499,727
Indonesia	4,731,996	-	8,859	4,740,855
Ireland	8,192,007	-	-	8,192,007
Israel	3,044,348	-	-	3,044,348
Italy	11,774,751	159,615	9,906	11,944,272
Japan	40,416,288	-	-	40,416,288
Malaysia	5,066,741	-	-	5,066,741
Mexico	4,535,355	-	-	4,535,355
Netherlands	18,247,905	-	-	18,247,905
New Zealand	1,362,195	-	-	1,362,195
Norway	3,431,034	-	-	3,431,034
Panama	1,536,832	-	-	1,536,832
Peru	472,416	-	-	472,416
Philippines	2,429,825	-	-	2,429,825
Poland	3,337,094	-	-	3,337,094
Portugal	1,229,490	-	-	1,229,490
Puerto Rico	376,873	-	-	376,873
Qatar	120,199	-	-	120,199
Russia	6,655,954	-	-	6,655,954
Singapore	4,100,548	-	-	4,100,548
South Africa	6,837,503	-	-	6,837,503
South Korea	26,429,235	-	-	26,429,235
Spain	10,608,180	-	-	10,608,180
Sweden	8,098,232	-	-	8,098,232
Switzerland	30,733,396	-	-	30,733,396
Taiwan	4,953,226	7,557,876	-	12,511,102
Thailand	6,655,880	194,328	-	6,850,208
Turkey	3,215,352	-	-	3,215,352
United Arab Emirates	756,064	-	-	756,064
United Kingdom	45,855,414	-	-	45,855,414
United States	434,496,009	-	-	434,496,009

Total Common Stock	843,026,416	46,003,508	49,586	889,079,510

Registered Investment Companies	32,305,300	-	-	32,305,300
Preferred Stock
Brazil	2,477,093	-	-	2,477,093
Chile	86,278	-	-	86,278
Colombia	382,554	-	-	382,554
Germany	781,302	-	-	781,302
South Africa	14,819	-	-	14,819
South Korea	1,450,154	-	-	1,450,154

Total Preferred Stock	5,192,200	-	-	5,192,200

Rights	-	2,694	-	2,694

Total Investments in Securities	$880,523,916	$46,006,202	$49,586	$926,579,704

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts *
Unrealized Appreciation	$—	$181,909	$—	$181,909
Unrealized Depreciation	—	(49,118)	—	(49,118)

Total Other Financial Instruments	$—	$132,791	$—	$132,791

* Forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets.

For the period ended January 31, 2017, there were transfers between Level 1 and Level 2 assets and liabilities. Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. For the period ended January 31, 2017, there were transfers between Level 1 and Level 3 assets due to pricing restrictions removed by the Adviser. All transfers were considered to have occurred as of the end of the period.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
INCOME OPPORTUNITIES FUND
January 31, 2017
(unaudited)

SCHEDULE OF INVESTMENTS

REGISTERED INVESTMENT COMPANIES — 48.7%

	Shares	Value

OPEN-END FUNDS — 48.7%
AllianzGI Convertible Fund, Cl I	1,559,670	$48,802,065
PIMCO Emerging Local Bond Fund, Cl I	7,098,841	50,330,785

Total Registered Investment Companies (Cost $110,027,204)		99,132,850

COMMON STOCK — 26.2%‡

ENERGY — 25.2%
American Midstream Partners LP (A)	50,804	929,713
Arc Logistics Partners LP (A)	25,493	401,005
Archrock Partners LP (A)	70,400	1,231,296
Blueknight Energy Partners LP (A)	19,220	143,189
Buckeye Partners LP (A)	21,838	1,522,327
Crestwood Equity Partners LP (A) .	65,502	1,798,030
CrossAmerica Partners LP (A)	21,021	559,369
CSI Compressco	28,971	341,278
DCP Midstream LP (A)	62,010	2,410,329
Enbridge Energy Escrow Account *	388,717	—
Enbridge Energy Management LP *	158,450	2,985,201
Energy Transfer Partners LP (A)	110,797	4,226,906
EnLink Midstream Partners LP (A)	155,708	2,791,844
GasLog Partners LP (A)	11,948	273,609
Genesis Energy LP (A)	6,555	237,750
Global Partners LP (A)	36,290	731,244
Golar LNG Partners LP (A)	34,012	842,817
Granite Oil	35,383	139,493
Hoegh LNG Partners LP (A)	6,582	128,678
Holly Energy Partners LP (A)	24,482	904,610
KNOT Offshore Partners LP (A)	23,835	519,603
Martin Midstream Partners LP (A)	77,188	1,501,307
Midcoast Energy Partners LP (A)	41,412	345,790
NGL Energy Partners LP (A)	117,361	2,869,476
Northern Blizzard Resources	84,895	251,178
NuStar Energy LP (A)	71,981	3,981,269
NuStar GP Holdings	1,200	37,080
ONEOK	43,510	2,397,836
PBF Logistics LP (A)	355	6,994
Sanchez Production Partners LP (A)	23,500	332,525
Sprague Resources LP (A)	20,640	564,504
Summit Midstream Partners LP (A)	75,996	1,820,104
Sunoco Logistics Partners LP (A)	20,200	515,504
Sunoco LP (A)	58,116	1,644,683

COMMON STOCK — continued

	Shares/Face Amount(1)	Value

ENERGY (continued)
Targa Resources	73,570	$4,239,103
TC Pipelines LP (A)	26,364	1,583,949
Teekay LNG Partners LP (A)	48,380	880,516
Teekay Offshore Partners LP (A)	10,130	58,856
USA Compression Partners LP (A)	74,455	1,429,536
USD Partners LP (A)	9,740	149,996
Williams Partners LP (A)	86,155	3,535,801

		51,264,298

FINANCIALS — 0.1%
Annaly Capital Management ‡‡	19,000	194,180
Oslo Bors VPS Holding	11,150	120,313

		314,493

UTILITIES — 0.9%
AmeriGas Partners LP (A)	10,000	492,100
Suburban Propane Partners LP (A)	43,530	1,315,477

		1,807,577

Total Common Stock (Cost $46,096,640)		53,386,368

CORPORATE OBLIGATIONS — 22.6%

CONSUMER DISCRETIONARY — 3.4%
Carlson Travel
9.500%, 12/15/24 (B)	475,000	501,125
Churchill Downs
5.375%, 12/15/21	450,000	466,875
Codere Finance 2 Luxembourg
7.625%, 11/01/21 (B)	625,000	594,844
Entertainment One
6.875%, 12/15/22 (B)	GBP 150,000	204,778
Gol LuxCo
9.500%, 07/20/21 (B)	76,000	55,480
Golden Nugget
8.500%, 12/01/21 (B)	650,000	697,125
Live Nation Entertainment
4.875%, 11/01/24 (B)	485,000	485,000
MGM Resorts International
7.750%, 03/15/22	695,000	809,467
QVC
4.450%, 02/15/25	233,000	226,804
Servicios Corporativos Javer
9.875%, 04/06/21 (B)	337,000	347,110
Station Casinos
7.500%, 03/01/21	475,000	494,000
Univision Communications
5.125%, 02/15/25 (B)	785,000	749,188
Viking Cruises
8.500%, 10/15/22 (B)	725,000	762,156

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
INCOME OPPORTUNITIES FUND
January 31, 2017
(unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount(1)	Value

CONSUMER DISCRETIONARY (continued)
William Hill
4.875%, 09/07/23	GBP 400,000	$496,911

		6,890,863

CONSUMER STAPLES — 3.6%
AdvancePierre Foods Holdings
5.500%, 12/15/24 (B)	485,000	494,700
Constellation Brands
4.250%, 05/01/23	175,000	183,699
Constellis Holdings
9.750%, 05/15/20 (B)	825,000	878,625
Hearthside Group Holdings
6.500%, 05/01/22 (B)	575,000	575,719
JBS USA
5.875%, 07/15/24 (B)	775,000	800,188
Kronos Acquisition Holdings
9.000%, 08/15/23 (B)	490,000	494,900
Post Holdings
5.000%, 08/15/26 (B)	820,000	792,833
Prime Security Services Borrower
9.250%, 05/15/23 (B)	755,000	818,231
Simmons Foods
7.875%, 10/01/21 (B)	955,000	1,000,363
Southern Graphics
8.375%, 10/15/20 (B)	825,000	845,625
TreeHouse Foods
6.000%, 02/15/24 (B)	437,000	458,304

		7,343,187

ENERGY — 4.4%
California Resources
5.500%, 09/15/21	456,000	352,260
8.000%, 12/15/22 (B)	426,000	379,140
Denbury Resources
5.500%, 05/01/22	570,000	488,775
Energen MTN
7.125%, 02/15/28	230,000	234,600
Energen
4.625%, 09/01/21	689,000	684,694
HollyFrontier
5.875%, 04/01/26	490,000	508,770
Ithaca Energy
8.125%, 07/01/19 (B)	1,100,000	1,106,875
MEG Energy
7.000%, 03/31/24 (B)	1,448,000	1,361,120
Murphy Oil
6.875%, 08/15/24	75,000	80,438
7.050%, 05/01/29	270,000	288,900
5.125%, 12/01/42	477,000	453,150

CORPORATE OBLIGATIONS — continued

	Face Amount(1)		Value

ENERGY (continued)
Northern Blizzard Resources
7.250%, 02/01/22 (B)		1,130,000	$1,135,650
Oasis Petroleum
6.875%, 01/15/23		248,000	253,890
Teine Energy
6.875%, 09/30/22 (B)		699,000	728,707
Whiting Petroleum
5.750%, 03/15/21		795,000	802,950

			8,859,919

FINANCIALS — 0.6%
DFC Finance
12.000%, 06/16/20 (B)		606,493	303,246
Ladbrokes Group Finance
5.125%, 09/08/23	GBP	400,000	479,174
Minerva Luxembourg
6.500%, 09/20/26 (B)		500,000	496,875

			1,279,295

HEALTH CARE — 3.3%
Acadia Healthcare
5.125%, 07/01/22		880,000	882,200
DaVita
5.000%, 05/01/25		740,000	722,240
Envision Healthcare
5.125%, 07/01/22 (B)		550,000	559,625
Halyard Health
6.250%, 10/15/22		725,000	748,562
HCA
4.750%, 05/01/23		407,000	421,754
4.500%, 02/15/27		394,000	388,582
Kindred Healthcare
6.375%, 04/15/22		800,000	695,000
LifePoint Health
5.375%, 05/01/24 (B)		750,000	718,125
Select Medical
6.375%, 06/01/21		715,000	707,850
Tenet Healthcare
4.500%, 04/01/21		895,000	899,475

			6,743,413

INDUSTRIALS — 4.0%
Actuant
5.625%, 06/15/22		670,000	690,938
Airxcel
8.500%, 02/15/22 (B)		320,000	326,400
ATS Automation Tooling Systems
6.500%, 06/15/23 (B)		640,000	662,400
CBC Ammo
7.250%, 11/15/21 (B)		740,000	740,000

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
INCOME OPPORTUNITIES FUND
January 31, 2017
(unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount(1)		Value

INDUSTRIALS (continued)
Engility
8.875%, 09/01/24 (B)		460,000	$492,200
Gol Linhas Aereas
10.750%, 02/12/23 (B)		400,000	143,000
IHS Markit
5.000%, 11/01/22 (B)		550,000	569,938
Manitowoc Foodservice
9.500%, 02/15/24		775,000	891,250
MasTec
4.875%, 03/15/23		715,000	706,956
Moto Finance
6.375%, 09/01/20 (B)	GBP	100,000	130,216
Sensata Technologies BV
4.875%, 10/15/23 (B)		700,000	714,875
Techniplas
10.000%, 05/01/20 (B)		600,000	564,000
Tervita Escrow
7.625%, 12/01/21 (B)		565,000	586,188
Titan International
6.875%, 10/01/20		705,000	705,000
United Continental Holdings
6.000%, 12/01/20		150,000	159,750

			8,083,111

INFORMATION TECHNOLOGY — 1.2%
CPI International
8.750%, 02/15/18		450,000	455,625
Leidos
7.125%, 07/01/32		165,000	175,721
Microsemi
9.125%, 04/15/23 (B)		625,000	725,000
Qorvo
7.000%, 12/01/25		643,000	710,515
VeriSign
5.250%, 04/01/25		287,000	296,482

			2,363,343

MATERIALS — 1.4%
Ball
4.000%, 11/15/23		268,000	265,990
Crown Americas
4.500%, 01/15/23		675,000	689,344
Kissner Holdings
8.375%, 12/01/22 (B)		1,030,000	1,068,625
LSB Industries
7.750%, 08/01/19 (C)		662,000	637,175
Sealed Air
5.125%, 12/01/24 (B)		312,000	323,310

			2,984,444

CORPORATE OBLIGATIONS — continued

	Face Amount(1) / Shares	Value

REAL ESTATE — 0.1%
Iron Mountain US Holdings
5.375%, 06/01/26 (B)	295,000	$283,938

TELECOMMUNICATION SERVICES — 0.6%
Virgin Media Finance
6.375%, 04/15/23 (B)	314,000	329,700
6.000%, 10/15/24 (B)	800,000	833,504

		1,163,204

Total Corporate Obligations (Cost $45,006,461)		45,994,717

LOAN PARTICIPATIONS — 0.5%
Gol LuxCo
6.500%, 08/31/20	550,000	562,375
NARTC Bank Loan
11.500%, 07/13/20	300,000	297,501
9.000%, 01/13/20	173,309	171,865

Total Loan Participations (Cost $1,014,480)		1,031,741

CONVERTIBLE BONDS — 0.3%
Encore Capital Group
3.000%, 07/01/20	66,000	63,153
Pescanova
8.750%, 02/17/19 (D)(E)	EUR 400,000	30,226
5.125%, 04/20/17 (D)(E)	EUR 500,000	37,783
Titan Machinery
3.750%, 05/01/19	485,000	438,319

Total Convertible Bonds (Cost $694,751)		569,481

SOVEREIGN DEBT — 0.3%
Hellenic Republic Government Bond
3.000%, 02/24/20 (C)	EUR 320,000	272,934
Mexican Bonos
6.500%, 06/10/21	MXN6,150,000	288,383

Total Sovereign Debt (Cost $627,267)		561,317

PREFERRED STOCK— 0.1%

UNITED STATES — 0.1% (F)
Teekay Offshore Partners (Cost $226,464)	9,650	198,114

Total Investments— 98.7% (Cost $203,693,267) †		$200,874,588

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
INCOME OPPORTUNITIES FUND
January 31, 2017
(unaudited)

A summary of the open futures contracts held by the Fund at January 31, 2017, is as follows:

	Number of
Type of Contract	Contracts Short	Expiration Date	Unrealized Depreciation
BP Currency	(17)	Mar-2017	$(6,072)
Euro Currency	(3)	Mar-2017	(11,824)

			$(17,896)

For the period ended January 31, 2017, the total amount of all open futures contracts, as presented in the tables above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on net assets of $203,435,800.

*	Non-income producing security.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡‡	Real Estate Investment Trust
(1)	In U.S. dollars unless otherwise indicated.
(A)	Security considered Master Limited Partnership. At January 31, 2017, these securities amounted to $42,680,706 or 21.0% of Net Assets.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”
(C)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on January 31, 2017. The coupon on a step bond changes on a specified date.
(D)	Security in default on interest payments.
(E)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The fair value of such securities as of January 31, 2017 was $68,009 and represented 0.0% of net assets
(F)	Interest rate unavailable.
†	At January 31, 2017, the tax basis cost of the Fund’s investments was $203,693,267, and the unrealized appreciation and depreciation were $11,370,844 and $(14,189,523) respectively.

Cl — Class

EUR — Euro

GBP — British Pound Sterling

LP — Limited Partnership

MTN — Medium Term Note

MXN — Mexican Peso

The following is a list of the inputs used as of January 31, 2017, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Registered Investment Companies	$99,132,850	$—	$—	$99,132,850
Common Stock	53,386,368	—	—	53,386,368
Corporate Obligations	—	45,994,717	—	45,994,717
Loan Participations	—	1,031,741	—	1,031,741
Convertible Bonds	—	501,472	68,009	569,481
Sovereign Debt	—	561,317	—	561,317
Preferred Stock	198,114	—	—	198,114

Total Investments in Securities	$152,717,332	$48,089,247	$68,009	$200,874,588

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(17,896)	$–	$–	$(17,896)

Total Other Financial Instruments	$(17,896)	$–	$–	$(17,896)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

‡	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended January 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2017
(unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 58.8%

	Shares/ Face Amount	Value

EXCHANGE TRADED FUNDS — 10.1%
Consumer Discretionary Select Sector SPDR Fund	17,800	$1,509,974
Financial Select Sector SPDR Fund (A)	8,600	200,466
Industrial Select Sector SPDR Fund (A)	41,800	2,649,284
Materials Select Sector SPDR Fund	10,600	550,776
PowerShares S&P 500 Downside Hedged Portfolio	1,882,593	45,671,706

		50,582,206

OPEN-END FUNDS — 48.7%
AQR Managed Futures Strategy HV Fund, Cl R6	5,433,817	51,186,554
AQR Multi Strategy Alternative Fund, Cl R6	4,165,175	39,694,117
AQR Style Premia Alternative Fund, Cl R6	4,973,451	49,635,039
ASG Managed Futures Strategy Fund, Cl Y	5,197,334	51,141,763
PIMCO All Asset All Authority Fund, Cl I	6,173,402	52,906,053

		244,563,526

Total Registered Investment Companies (Cost $319,735,490)		295,145,732

U.S. TREASURY OBLIGATIONS — 7.8%
U.S. Treasury Bills
0.827%, 01/04/18 (B) (C)	$10,000,000	9,929,790
0.533%, 07/20/17 (B)	10,000,000	9,971,360
U.S. Treasury Notes
2.000%, 11/15/26	20,200,000	19,411,735

Total U.S. Treasury Obligations (Cost $39,696,385)		39,312,885

COMMON STOCK — 21.4%

AUSTRALIA — 0.0%
Prime Media Group	21,074	4,875

AUSTRIA — 0.1%
Immobilien Anlagen	7,738	152,321
Kapsch TrafficCom	1,188	48,861
OMV	6,784	237,021

COMMON STOCK — continued

	Shares	Value

AUSTRIA (continued)
S IMMO	7,938	$91,947

		530,150

BELGIUM — 0.1%
D’ieteren	1,983	89,490
Orange Belgium	5,166	116,498

		205,988

BERMUDA — 0.1%
Assured Guaranty	12,200	474,702

BRAZIL — 0.1%
Cosan, Cl A (A)	31,863	260,639

CANADA — 0.8%
Aimia (A)	23,100	151,426
Air Canada, Cl B *(A)	31,000	318,517
Atco, Cl I (A)	8,300	292,262
Canfor Pulp Products (A)	8,400	67,587
Capital Power (A)	17,215	326,506
Cascades (A)	11,600	105,637
CI Financial (A)	7,000	146,321
Cogeco (A)	1,400	66,597
Equitable Group (A)	2,300	105,080
Genworth MI Canada (A)	9,800	245,744
Gluskin Sheff + Associates (A)	6,100	85,646
Great Canadian Gaming *(A)	8,600	168,068
Home Capital Group, Cl B (A)	13,200	301,584
Industrial Alliance Insurance &
Financial Services (A)	8,700	366,052
Labrador Iron Ore Royalty (A)	7,554	109,021
Lululemon Athletica *	1,900	128,269
MDC Partners, Cl A	400	2,560
Medical Facilities (A)	9,100	132,592
Rogers Sugar (A)	13,900	70,929
Silvercorp Metals (A)	13,518	40,284
Transcontinental, Cl A (A)	10,200	169,863
West Fraser Timber (A)	6,800	232,232
Wi-LAN (A)	9,000	14,732
ZCL Composites (A)	8,400	80,304

		3,727,813

CHILE — 0.0%
Inversiones La Construccion	5,248	68,340

CHINA — 0.6%
Agile Group Holdings (A)	204,000	109,376

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value

CHINA (continued)
CECEP COSTIN New Materials
Group (A) (F)	781,000	$60,395
Changyou.com ADR *	4,726	113,991
China Cinda Asset Management, Cl H (A)	888,000	309,013
China Communications Services, Cl H (A)	298,000	203,176
China Distance Education Holdings ADR (A)	9,581	98,972
China Shenhua Energy, Cl H (A)	14,500	30,910
China Telecom, Cl H (A)	750,000	356,687
Chongqing Rural Commercial Bank, Cl H (A)	385,000	235,697
COSCO SHIPPING Energy Transportation, Cl H (A)	554,248	307,165
Daqo New Energy ADR *(A)	10,142	247,668
Hisense Kelon Electrical Holdings, Cl A	1,571	1,438
JA Solar Holdings ADR *(A)	27,032	123,266
Shenzhen Expressway, Cl H (A)	248,667	227,550
Sihuan Pharmaceutical Holdings Group (A)	932,949	275,355
Tarena International ADR	14,852	219,661
Weiqiao Textile, Cl H (A)	12,330	7,866
YY ADR *(A)	3,548	145,752

		3,073,938

COLOMBIA — 0.0%
Almacenes Exito	24,840	132,491

DENMARK — 0.1%
Alm Brand (A)	14,741	115,558
H Lundbeck (A)	8,975	384,618

		500,176

FINLAND — 0.0%
Atria, Cl A	9,734	121,366

GERMANY — 0.3%
ADLER Real Estate *(A)	7,391	108,071
Biotest (A)	4,842	91,446
CENTROTEC Sustainable (A)	6,105	105,314
Cewe Stiftung & KGAA (A)	1,172	95,192
Deutsche Lufthansa (A)	42,969	572,162
Hamburger Hafen und Logistik (A)	6,227	126,678
Jenoptik (A)	5,988	114,382
STADA Arzneimittel (A)	3,310	169,707
Surteco (A)	1,983	50,605

COMMON STOCK — continued

	Shares	Value

GERMANY (continued)
VERBIO Vereinigte BioEnergie (A)	4,841	$54,846

		1,488,403

GREECE — 0.1%
Aegean Marine Petroleum Network	12,441	137,473
Motor Oil Hellas Corinth Refineries	5,000	71,787

		209,260

HONG KONG — 0.8%
BAIC Motor, Cl H (A) (D)	219,626	211,165
Champion ‡(A)	96,086	52,013
Changgang Dunxin Enterprise *(A)(F)	586,000	28,700
China Aoyuan Property Group (A)	248,000	56,255
China Water Affairs Group (A)	162,496	110,789
Consun Pharmaceutical Group (A)	60,020	29,318
CP Pokphand (A)	550,000	64,507
CSI Properties (A)	3,080,000	132,983
Dawnrays Pharmaceutical Holdings (A)	52,667	32,243
Dickson Concepts International (A)	73,000	26,062
Emperor Entertainment Hotel (A)	440,000	103,210
Emperor International Holdings (A)	550,000	129,722
Fountain SET Holdings (A)	572,000	76,671
Guangnan Holdings (A)	212,000	26,504
Guangzhou Automobile Group, Cl H (A)	186,000	254,588
Guangzhou R&F Properties (A)	244,564	314,574
Hop Fung Group Holdings (A)	652,000	96,637
Hopewell Holdings	21,000	75,243
IT (A)	272,968	112,932
Ju Teng International Holdings (A)	236,000	76,346
Kerry Properties (A)	31,500	89,520
Kingboard Chemical Holdings (A)	72,691	251,082
Link ‡(A)	41,500	284,283
Qingdao Port International, Cl H (A) (D)	104,000	59,380
Qingling Motors, Cl H (A)	204,000	67,571
Shandong Luoxin Pharmaceutical Group Stock, Cl H	15,474	23,414
Sunlight ‡(A)	44,000	26,653
Television Broadcasts	7,700	29,574
Victory City International Holdings (A)	1,041,734	38,265
VST Holdings (A)	320,000	112,593
Weichai Power, Cl H (A)	197,561	351,382

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value

HONG KONG (continued)
Xinyi Glass Holdings (A)	866,000	$782,412

		4,126,591

ISRAEL — 0.2%
ADO Group *	10,076	115,794
B Communications	3,871	74,595
Cellcom Israel *	10,221	107,537
El Al Israel Airlines	200,263	130,744
Orbotech *(A)	2,004	69,920
Shufersal	28,074	107,692
SodaStream International *	3,069	135,005
Tower Semiconductor *(A)	12,086	256,344

		997,631

ITALY — 0.1%
Digital Bros	8,242	104,899
Esprinet Spa (A)	15,443	114,195

		219,094

JAPAN — 0.9%
Ahresty (A)	11,100	117,184
Arisawa Manufacturing Co. *(A)	17,900	107,961
Asanuma (A)	34,000	106,899
Cawachi (A)	4,200	108,097
Feed One (A)	62,200	95,853
Fukuda (A)	4,000	39,253
Furuno Electric (A)	8,637	57,141
Geo Holdings (A)	8,900	102,865
Godo Steel (A)	6,000	101,603
H-One (A)	12,700	116,528
Ichiken (A)	31,000	127,119
Imasen Electric Industrial (A)	9,100	80,595
Juki (A)	11,900	128,264
Kaga Electronics (A)	6,535	113,499
Kamei (A)	11,500	130,471
Kasai Kogyo (A)	5,900	68,244
Kirindo Holdings (A)	2,400	18,131
KYORIN Holdings (A)	8,600	187,827
Medipal Holdings (A)	9,400	152,268
Mixi (A)	11,500	498,561
Miyaji Engineering Group (A)	58,829	100,558
Nichireki (A)	13,600	110,814
Nippon Beet Sugar Manufacturing (A)	5,100	103,888
Nippon Piston Ring (A)	5,700	106,418
Nippon Road (A)	27,000	109,999
Nisshin Fudosan (A)	7,800	36,544
Nittetsu Mining (A)	2,500	126,207

COMMON STOCK — continued

	Shares	Value

JAPAN (continued)
Obayashi Road (A)	17,100	$103,439
Okuwa (A)	12,000	122,328
Rheon Automatic Machinery (A)	13,450	130,676
Sansha Electric Manufacturing (A)	19,417	84,265
SBS Holdings (A)	14,100	100,777
Seikitokyu Kogyo (A)	22,500	99,238
Shinmaywa Industries (A)	4,000	37,481
Showa Shinku (A)	9,200	94,599
Take And Give Needs (A)	16,107	106,134
TOA ROAD (A)	39,000	117,784
Togami Electric Manufacturing (A)	13,000	57,798
Toyo Kohan (A)	33,600	122,009
Wakita (A)	13,100	121,243
West Holdings (A)	15,500	111,881

		4,562,443

KUWAIT — 0.0%
Sungdo Engineering & Construction *	29,526	157,018

MALAYSIA — 0.0%
George Kent Malaysia	41,600	28,456
HeveaBoard	154,928	51,066

		79,522

NORWAY — 0.1%
Avance Gas Holding (A) (D)	32,327	113,661
Awilco Drilling (A)	8,214	35,553
Kvaerner (A)	93,941	123,576
Norwegian Property	9,576	11,494
Salmar	5,075	143,549
TGS Nopec Geophysical (A)	11,056	264,736

		692,569

PORTUGAL — 0.0%
CTT-Correios de Portugal	36,526	203,222

PUERTO RICO — 0.0%
Triple-S Management, Cl B *(A)	2,210	42,233

RUSSIA — 0.0%
Gazprom PJSC ADR	21,347	105,347

SINGAPORE — 0.2%
Best World International (A)	82,900	107,643
Boustead Singapore (A)	35,515	20,412
China Aviation Oil Singapore (A)	81,000	87,072
China Yuchai International (A)	6,102	84,879

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value

SINGAPORE (continued)
CNMC Goldmine Holdings (A)	177,045	$51,505
CSE Global (A)	30,500	9,955
Frasers Commercial Trust ‡(A)	76,800	68,389
Hong Leong Asia (A)	45,800	29,248
k1 Ventures (A)	144,060	90,974
OUE (A)	54,300	70,507
QAF (A)	88,586	91,455
RHT Health Trust (A)	246,281	160,768
Sino Grandness Food Industry Group (A)	632,691	116,720
Soilbuild Business Space REIT ‡(A)	62,738	28,267
UMS Holdings (A)	47,000	20,676

		1,038,470

SOUTH KOREA — 1.1%
Bluecom *	11,730	108,508
Daeduck Electronics *	9,456	67,374
Daeduck GDS *	16,963	195,598
Daehan Steel *	17,357	138,904
Daihan Pharmaceutical *	1,270	30,600
Display Tech *	20,869	75,064
DongKook Pharmaceutical *	4,042	194,431
e-LITECOM *	8,948	71,301
F&F *	7,012	111,024
Golfzon Yuwon Holdings *	16,720	99,707
Hanwha	19,057	577,236
Hanwha General Insurance *	1,704	10,162
Hitejinro Holdings *	6,377	60,088
Hyosung	2,004	233,665
Hyundai Hy Communications & Network *	14,197	47,889
IlDong Holdings *	7,950	145,031
KC Tech *	10,018	123,706
KM *	80	399
Korea Circuit *	2,089	24,537
Korea Electric Power *	7,192	262,714
KT	1,900	48,068
Kwangju Bank *	6,009	54,811
Kyungdong Pharm	2,691	40,639
LG Display	24,819	654,593
Mhethanol *	12,832	83,257
Moorim Paper *	22,135	51,428
NICE Total Cash Management *	36,908	195,322
Samjin Pharmaceutical *	6,783	187,071
Samsung Electronics	306	519,523
Sejoong *	18,716	66,515
SIMMTECH	11,224	120,730

COMMON STOCK — continued

	Shares	Value

SOUTH KOREA (continued)
SK Holdings *	1,815	$338,136
SK Hynix	9,155	423,047
SL *	3,838	76,952
Tongyang Life Insurance *	6,316	57,611

		5,495,641

SWEDEN — 0.1%
KappAhl (A)	21,140	126,882
Klovern, Cl B (A)	113,189	119,244
Rottneros (A)	55,741	50,343

		296,469

SWITZERLAND — 0.0%
Feintool International Holding	253	32,061

THAILAND — 0.1%
Fabrinet *(A)	7,708	324,738

UNITED KINGDOM — 0.2%
Amarin ADR *	20,542	61,010
Ensco, Cl A	43,600	476,112
Stolt-Nielsen (A)	8,151	123,035
Subsea 7 (A)	32,624	443,396

		1,103,553

UNITED STATES — 15.3%

Consumer Discretionary — 2.5%
American Axle & Manufacturing
Holdings *(A)	16,283	332,173
American Outdoor Brands *	2,900	61,770
America’s Car-Mart *	6,100	255,895
Ascena Retail Group *	11,300	54,353
At Home Group *	18,491	281,803
Beazer Homes USA *	47,180	672,787
Bed Bath & Beyond	700	28,245
Big 5 Sporting Goods	12,307	189,528
Biglari Holdings *	192	85,094
BorgWarner	2,400	97,992
Capella Education	3,900	333,450
Carrols Restaurant Group *(A)	10,266	147,317
Del Frisco’s Restaurant Group *	3,954	69,195
Del Taco Restaurants *	33,400	455,576
Dick’s Sporting Goods	1,200	61,920
Domino’s Pizza	4,600	802,884
Entercom Communications, Cl A (A)	22,709	322,468
Express *	4,300	45,709
Finish Line, Cl A	17,800	306,160

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Consumer Discretionary (continued)
Foot Locker	900	$61,686
Francesca’s Holdings *	51,863	904,491
Gannett (A)	6,815	65,560
Gap	15,100	347,753
GNC Holdings, Cl A	4,100	36,367
H&R Block	8,900	190,994
Horizon Global *(A)	13,902	272,062
K12 *	6,751	134,547
La-Z-Boy, Cl Z	1,900	54,340
Lear	3,000	426,270
Lee Enterprises *	16,009	49,628
M/I Homes *(A)	13,817	347,359
Macy’s	1,800	53,172
Marcus (A)	3,803	112,759
MarineMax *	35,100	752,895
MCBC Holdings	10,300	143,685
McClatchy, Cl A *	3,761	43,402
Modine Manufacturing *(A)	26,117	355,191
Nordstrom	3,700	163,614
Office Depot	8,200	36,490
Perry Ellis International *(A)	10,505	247,813
RCI Hospitality Holdings	15,831	277,834
Red Robin Gourmet Burgers *	300	14,265
Rent-A-Center, Cl A (A)	37,462	335,660
Ross Stores	2,700	178,497
Ruby Tuesday *(A)	39,495	77,410
Ruth’s Hospitality Group	12,397	212,609
Staples	4,000	36,800
Stoneridge *(A)	26,614	436,736
Tailored Brands (A)	16,498	350,582
TEGNA	3,400	77,894
Tilly’s, Cl A *	24,914	333,848
Ulta Salon Cosmetics & Fragrance *	710	193,319
Vera Bradley *	8,100	92,826
Vista Outdoor *	7,200	207,432
Winnebago Industries	10,378	325,869

		12,555,978

Consumer Staples — 0.7%
Casey’s General Stores	500	57,450
Central Garden & Pet, Cl A *(A)	11,151	343,228
CVS Health	4,400	346,764
Flowers Foods	14,100	283,551
Fresh Del Monte Produce	3,600	206,100

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Consumer Staples (continued)
Ingles Markets, Cl A (A)	1,292	$58,463
Medifast (A)	20,332	857,401
Natural Health Trends (A)	5,753	144,285
Omega Protein (A)	21,961	547,927
Primo Water *	21,122	272,896
TreeHouse Foods *	1,700	128,996
Tyson Foods, Cl A	4,600	288,834
Village Super Market, Cl A	800	24,232

		3,560,127

Energy — 0.8%
Abraxas Petroleum *	49,230	121,598
Approach Resources *	13,300	43,225
Archrock (A)	53,769	785,027
Atwood Oceanics (A)	46,358	563,713
Clean Energy Fuels *(A)	31,378	81,269
Cloud Peak Energy *	10,311	58,670
Dawson Geophysical *	12,288	97,321
Evolution Petroleum	23,424	203,789
Hallador Energy	2,500	23,500
Helix Energy Solutions Group *(A)	7,766	65,856
Independence Contract Drilling *	4,900	31,066
International Seaways *	14,700	255,486
Matrix Service *(A)	4,267	95,581
McDermott International *(A)	21,079	170,740
Overseas Shipholding Group, Cl A	18,200	89,362
Pacific Ethanol *	17,152	121,779
Pioneer Energy Services *	35,817	225,647
Renewable Energy Group *(A)	13,701	119,199
REX American Resources *	1,900	157,757
Scorpio Tankers	77,300	296,059
Seadrill Partners (A) (E)	34,025	138,141
TETRA Technologies *(A)	25,851	128,221
Westmoreland Coal *	3,381	61,365

		3,934,371

Financials — 2.0%
Access National	8,840	235,851
Ameriprise Financial	500	56,135
Arbor Realty Trust ‡(A)	32,500	239,850
Ares Commercial Real Estate ‡	11,669	157,298
Banner (A)	5,527	310,175
Berkshire Hills Bancorp (A)	9,583	339,238
Boston Private Financial Holdings (A)	12,689	209,369
Brookline Bancorp (A)	22,247	350,390

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Financials (continued)
Canadian Imperial Bank of Commerce (A)	950	$80,940
Century Bancorp, Cl A	2,331	140,559
CNO Financial Group	4,800	90,768
Dime Community Bancshares (A)	6,726	143,937
Eastern Virginia Bankshares	7,330	73,300
Enterprise Financial Services (A)	6,268	261,062
EZCORP, Cl A *	7,619	75,428
Farmers National Banc	24,494	308,624
Federal Agricultural Mortgage, Cl C	3,761	209,337
First Busey (A)	11,317	331,022
First Defiance Financial (A)	4,649	225,291
First Merchants (A)	9,379	359,497
First of Long Island (A)	7,791	211,136
Franklin Financial Network *(A)	8,541	329,256
Goldman Sachs Group	700	160,524
Guaranty Bancorp	7,151	173,054
Hanmi Financial	5,594	185,441
Health Insurance Innovations, Cl A *	10,609	202,632
HomeStreet *(A)	10,742	281,440
Impac Mortgage Holdings *	6,151	85,007
Independent Bank	900	18,900
Independent Bank Group (A)	5,830	362,335
KCG Holdings, Cl A *	15,500	216,535
MainSource Financial Group (A)	4,243	139,425
Malvern Bancorp *	4,457	91,591
Marlin Business Services	1,300	29,835
Meta Financial Group (A)	3,996	351,049
Midland States Bancorp	6,944	235,124
MTGE Investment ‡	12,827	203,949
Nicholas Financial *	7,871	86,581
Old Second Bancorp	7,329	79,153
Oritani Financial (A)	8,849	153,530
Peapack Gladstone Financial	8,680	262,179
PennyMac Financial Services, Cl A *(A)	19,095	322,706
Preferred Bank (A)	6,883	381,387
Regional Management *	11,300	282,613
United Community Banks (A)	5,242	147,458
United Community Financial	16,684	141,981
Voya Financial	1,600	64,352
Walker & Dunlop *(A)	11,300	354,933

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Financials (continued)
Western Asset Mortgage Capital ‡	20,927	$211,154

		9,963,331

Health Care — 1.7%
Achillion Pharmaceuticals *	27,800	115,926
Acorda Therapeutics *	1,700	34,850
Alere *	2,200	81,400
Alexion Pharmaceuticals *	300	39,204
Alliance HealthCare Services *(A)	9,482	92,687
Almost Family *(A)	5,414	255,811
AMAG Pharmaceuticals *(A)	32,016	771,586
Amgen	800	125,344
Applied Genetic Technologies *(A)	27,478	199,215
Avadel Pharmaceuticals ADR (A)	10,500	97,545
BioSpecifics Technologies *	6,031	309,330
Cambrex *(A)	6,796	356,450
Cardiovascular Systems *(A)	13,984	345,405
Computer Programs & Systems	4,300	97,180
CR Bard	900	213,597
Enzo Biochem *	37,735	252,070
Exactech *(A)	8,261	203,634
FONAR *	2,641	49,915
Gilead Sciences (A)	13,764	997,202
Haemonetics *	2,000	79,720
Harvard Bioscience *	41,000	123,000
HCA Holdings *	1,800	144,504
HealthSouth	900	34,938
Hill-Rom Holdings	300	17,661
Hologic *	1,800	72,954
ICU Medical *(A)	1,902	260,764
Intellia Therapeutics *	7,233	93,450
Lantheus Holdings *	20,156	171,326
LifePoint Health *	400	23,740
Luminex	3,858	78,009
Myriad Genetics *	8,600	139,148
Orthofix International *	5,500	197,670
PDL BioPharma	145,565	320,243
PharMerica *(A)	8,265	204,972
Proteostasis Therapeutics *	4,822	71,124
RTI Surgical *(A)	18,424	59,878
SciClone Pharmaceuticals *(A)	10,724	108,849
Spectrum Pharmaceuticals *(A)	45,217	210,711
Teleflex	1,900	318,687
Threshold Pharmaceuticals *(A)	19,814	10,244
Tivity Health *	3,665	94,007

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Health Care (continued)
United Therapeutics *(A)	3,059	$500,544
Vocera Communications *(A)	15,693	325,630
VWR *	3,600	93,276

		8,393,400

Industrials — 2.5%
ACCO Brands *(A)	29,919	381,467
Aerovironment *	3,100	81,189
Alpha Pro Tech *	24,591	76,232
ArcBest	9,900	312,840
Argan (A)	15,086	1,112,592
Atkore International Group *	8,960	239,411
Babcock & Wilcox Enterprises *	8,300	138,112
Barnes Group	400	19,252
Barrett Business Services	3,000	180,330
CBIZ *	18,805	246,345
Columbus McKinnon	800	21,992
Commercial Vehicle Group *	55,280	329,469
CRA International (A)	10,516	349,447
Douglas Dynamics (A)	4,610	155,818
Ducommun *	13,777	408,213
Federal Signal (A)	5,360	83,294
Gibraltar Industries *(A)	9,095	399,270
Goldfield *	26,476	160,180
Hardinge	14,467	153,350
Hawaiian Holdings *	3,000	152,850
HD Supply Holdings *	4,300	181,890
Heidrick & Struggles International (A)	13,541	302,641
Heritage-Crystal Clean *	5,111	76,409
InnerWorkings *(A)	29,414	282,669
Insperity	3,200	228,800
Kimball International, Cl B (A)	22,856	382,381
Knoll (A)	12,789	333,921
LB Foster, Cl A (A)	13,599	203,985
Lydall *(A)	4,242	258,762
ManpowerGroup	900	85,914
McGrath RentCorp	1,100	42,108
MYR Group *(A)	9,426	362,618
Navigant Consulting *	6,751	166,750
Northwest Pipe *	6,845	131,082
NV5 Global *	8,598	350,369
Patrick Industries *(A)	4,362	356,594
Pitney Bowes	3,000	47,760
Ply Gem Holdings *(A)	14,056	227,004

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Industrials (continued)
Powell Industries	700	$26,936
Quanex Building Products (A)	3,594	70,982
Raven Industries	9,837	246,417
Regal Beloit	2,100	152,460
Robert Half International	1,700	80,002
RPX *(A)	14,258	154,842
Titan International	6,269	83,315
Triumph Group (A)	2,492	66,661
UniFirst	500	63,950
United Continental Holdings *(A)	5,900	415,773
United Rentals *	6,400	809,664
Universal Forest Products (A)	2,576	262,005
Vectrus *	5,594	126,089
Veritiv *	1,929	108,120
VSE (A)	4,041	150,648
Wabash National (A)	14,489	255,731
Willdan Group *	10,912	292,551

		12,389,456

Information Technology — 2.0%
8x8 *(A)	19,904	315,478
ADTRAN (A)	15,386	336,953
Advanced Energy Industries *(A)	11,896	699,961
Applied Optoelectronics *	4,050	124,578
AudioCodes *(A)	69,525	458,865
AXT *	35,563	204,487
Barracuda Networks *	3,900	91,611
Bazaarvoice *	11,187	52,579
Bel Fuse, Cl B	3,568	113,462
Black Box (A)	26,166	349,316
Celestica *	12,187	169,156
Ceragon Networks *(A)	24,343	90,312
Cognizant Technology Solutions, Cl A *	3,900	205,101
Cohu	11,085	146,322
Control4 *	5,111	55,097
CoreLogic *	2,300	81,121
Daktronics	14,466	146,975
DHI Group *(A)	42,531	242,427
EMCORE	16,349	147,141
Evolving Systems	20,927	91,032
Extreme Networks *(A)	76,984	425,721
FARO Technologies *(A)	6,226	230,985
Gartner *	900	89,424
Hackett Group (A)	18,987	308,539

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Information Technology (continued)
Internap *(A)	46,078	$76,029
Ituran Location and Control (A)	7,512	206,956
Kimball Electronics *	16,004	273,668
Kulicke & Soffa Industries *	6,600	116,028
Lam Research	600	68,916
Limelight Networks *	64,625	141,529
Liquidity Services *	6,197	60,421
Monotype Imaging Holdings	6,000	131,400
NCI, Cl A	10,993	139,611
NetApp	3,000	114,960
Network-1 Technologies, Cl 1 *	7,500	28,125
Novanta *(A)	12,476	278,839
PC Connection (A)	8,053	219,686
PCM *	38,617	866,952
Red Hat *	800	60,704
RetailMeNot *(A)	21,511	194,674
Rocket Fuel *(A)	36,827	73,654
Rubicon Project *	29,500	249,865
Silver Spring Networks *	11,484	146,765
StarTek *	26,031	225,428
Super Micro Computer *	3,800	100,510
Sykes Enterprises *(A)	6,123	171,015
Synchronoss Technologies *	500	19,260
Total System Services	6,700	339,556
Travelzoo *	8,680	79,422
VeriFone Systems *	1,400	25,438
VeriSign *	3,700	296,777
Virtusa *	1,400	35,672
Web.com Group *	11,600	219,820
Zebra Technologies, Cl A *	300	25,101

		10,163,424

Materials — 0.6%
AK Steel Holding *(A)	31,438	254,019
Ashland Global Holdings	900	107,127
Clearwater Paper *	600	37,740
Core Molding Technologies *	30,936	477,033
FutureFuel (A)	18,174	236,080
Kaiser Aluminum	1,800	141,228
KMG Chemicals	5,500	202,730
Koppers Holdings *(A)	11,498	465,094
Kraton *(A)	4,834	129,841
Olympic Steel	1,664	37,440
OMNOVA Solutions *	19,095	173,765
Rayonier Advanced Materials (A)	17,660	239,646

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Materials (continued)
Resolute Forest Products *(A)	23,111	$127,111
Sinopec Shanghai Petrochemical ADR	401	24,958
Steel Dynamics	1,100	37,191
SunCoke Energy *	13,984	123,339
Trinseo	5,400	349,650

		3,163,992

Real Estate — 2.4%
American Homes 4 Rent, Cl A ‡	36,100	804,308
Ashford Hospitality Trust ‡(A)	29,961	227,704
Care Capital Properties ‡	9,600	237,216
CBL & Associates Properties ‡(A)	114,521	1,242,553
Communications Sales & Leasing ‡	19,100	501,948
CoreSite Realty ‡	7,200	620,136
DuPont Fabros Technology ‡	7,000	332,360
Empire State Realty Trust, Cl A ‡	37,000	758,130
Equity LifeStyle Properties ‡	4,700	347,518
Forest City Realty Trust, Cl A ‡	29,607	670,302
Forestar Group *	5,900	76,995
GGP ‡	1,100	27,324
Hudson Pacific Properties ‡	16,800	594,888
Mack-Cali Realty ‡(A)	16,170	453,083
National Storage Affiliates Trust ‡	12,923	287,537
NexPoint Residential Trust ‡	12,865	297,310
Pennsylvania ‡	39,500	707,445
QTS Realty Trust, Cl A ‡	3,100	156,209
RE/MAX Holdings, Cl A (A)	5,885	329,854
RMR Group	504	24,091
Ryman Hospitality Properties ‡	300	18,354
Select Income ‡	29,900	747,799
Senior Housing Properties Trust ‡	30,500	581,025
Simon Property Group ‡	4,200	771,834
SL Green Realty ‡	3,100	337,807
Taubman Centers ‡	10,600	750,904
UMH Properties ‡	11,870	173,896

		12,078,530

Telecommunication Services — 0.0%
magicJack VocalTec *	5,932	42,414

Utilities — 0.1%
CenterPoint Energy	19,400	508,474

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares/ Number of Warrants	Value

UNITED STATES (continued)

Utilities (continued)
MDU Resources Group	3,200	$93,920

		602,394

		76,847,417

Total Common Stock
(Cost $95,772,743)		107,122,160

PREFERRED STOCK (G)— 0.0%

COLOMBIA — 0.0%
Avianca Holdings	13,762	14,516

GERMANY — 0.0%
Villeroy & Boch (A)	1,929	30,194

Total Preferred Stock (Cost $40,491)		44,710

WARRANT*— 0.0%
Atlas Mara, Expires 12/17/17, Strike Price $11.50 (Cost $333)	33,340	18

Total Investments— 88.0% (Cost $455,245,442) †		$441,625,505

SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCK — (18.3)%

ARGENTINA — (0.0)%
Cresud SACIF y A ADR *	(8,273)	$(144,605)

AUSTRALIA — (0.1)%
Bendigo & Adelaide Bank	(24,962)	(237,586)
Millennium Minerals *	(275,073)	(60,498)

		(298,084)

BELGIUM — (0.1)%
Ackermans & van Haaren	(1,063)	(144,702)
KBC Ancora	(1,606)	(70,708)
Kinepolis Group	(1,737)	(83,255)

		(298,665)

BERMUDA — (0.0)%
Carnival Group International
Holdings *	(120,000)	(15,157)
Teekay	(7,812)	(78,510)

		(93,667)

COMMON STOCK — continued

	Shares	Value

CANADA — (0.7)%
Asanko Gold *	(42,600)	$(156,159)
Birchcliff Energy *	(20,100)	(123,883)
Canaccord Genuity Group	(16,978)	(57,278)
Continental Gold *	(19,800)	(65,886)
Detour Gold *	(1,500)	(20,346)
Eldorado Gold	(73,363)	(258,971)
Goldcorp	(10,413)	(168,378)
Hydro One (D)	(2,800)	(51,750)
MDC Partners, Cl A	(22,506)	(144,039)
Newalta *	(23,245)	(41,622)
Novagold Resources *	(109,560)	(582,859)
Painted Pony Petroleum *	(22,000)	(132,211)
Premier Gold Mines *	(108,700)	(244,758)
Pretium Resources *	(25,500)	(274,744)
Silver Wheaton	(27,539)	(609,438)
Trican Well Service *	(86,700)	(325,812)
Westport Fuel Systems *	(97,393)	(122,715)

		(3,380,849)

CHINA — (0.3)%
500.com ADR, Cl A *	(7,532)	(101,004)
58.com ADR *	(8,275)	(241,464)
Baozun ADR *	(5,160)	(67,648)
BeiGene ADR *	(1,660)	(57,834)
Bitauto Holdings ADR *	(2,304)	(44,928)
China Life Insurance, Cl H	(96,000)	(266,636)
China National Building Material, Cl H	(76,000)	(44,666)
China New Town Development *	(67,500)	(3,349)
China Oilfield Services, Cl H	(234,000)	(253,938)
COSCO SHIPPING Development, Cl H *	(347,000)	(74,240)
Fang Holdings ADR *	(66,457)	(253,201)
Haichang Ocean Park Holdings * (D)	(90,456)	(20,868)
Lianhua Supermarket Holdings, Cl H *	(93,000)	(33,442)
Renren ADR *	(27,246)	(45,501)
V1 Group *	(386,000)	(14,925)
Vipshop Holdings ADR *	(7,283)	(82,444)

		(1,606,088)

FINLAND — (0.0)%
Caverion	(10,400)	(83,416)
Outotec	(1,618)	(9,196)

		(92,612)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value

FRANCE — (0.0)%
DBV Technologies ADR *	(2,206)	$(76,151)

GERMANY — (0.2)%
Ferratum	(304)	(5,576)
Hamborner ‡	(7,528)	(72,740)
Nordex *	(13,229)	(278,047)
RWE	(13,598)	(179,893)
Sixt Leasing	(3,502)	(69,182)
SLM Solutions Group *	(2,368)	(90,747)
Telegraph Columbus * (D)	(10,026)	(85,719)
voxeljet ADR *	(1,204)	(3,889)
Zalando * (D)	(3,251)	(128,113)

		(913,906)

GREECE — (0.1)%
Aegean Marine Petroleum
Network	(12,728)	(140,644)
Diana Shipping *	(15,907)	(65,855)
DryShips *	(1,324)	(6,684)
Tsakos Energy Navigation	(17,107)	(80,916)

		(294,099)

HONG KONG — (0.6)%
Alibaba Pictures Group *	(990,000)	(167,150)
Bank of East Asia	(32,899)	(140,985)
Brilliance China Automotive Holdings	(142,000)	(200,951)
Central China Securities, Cl H	(117,000)	(59,865)
Cheung Kong Infrastructure Holdings	(10,852)	(87,486)
Chiho-Tiande Group	(36,864)	(24,896)
China Chengtong Development Group *	(312,000)	(26,540)
China Gas Holdings	(123,302)	(178,940)
China Healthwise Holdings *	(1,134,000)	(30,254)
China Innovationpay Group *	(43,099)	(3,222)
China LotSynergy Holdings	(1,437,286)	(49,090)
China Minsheng Financial Holding *	(141,743)	(12,423)
China Ocean Industry Group *	(1,215,657)	(31,806)
Digital Domain Holdings *	(949,332)	(54,447)
Enerchina Holdings *	(265,895)	(10,624)
FDG Electric Vehicles *	(1,903,116)	(84,622)
FDG Kinetic *	(30,844)	(4,810)
Hong Kong Exchanges & Clearing .	(9,942)	(241,794)
Hybrid Kinetic Group *	(1,696,199)	(41,099)
Maoye International Holdings	(128,000)	(13,033)
National Agricultural Holdings *	(206,000)	(40,887)

COMMON STOCK — continued

	Shares	Value

HONG KONG (continued)
Noble Group	(4,222,800)	$(512,363)
North Mining Shares, Cl C *	(1,820,000)	(40,815)
Pacific Basin Shipping	(865,000)	(161,653)
Power Assets Holdings	(3,500)	(33,629)
Regina Miracle International Holdings (D)	(79,000)	(62,415)
Renhe Commercial Holdings *	(1,870,000)	(47,721)
Sincere Watch Hong Kong	(1,938,346)	(47,466)
Sinopec Oilfield Service, Cl H *	(1,170,269)	(233,785)
Sinotrans Shipping *	(275,000)	(56,355)
SOCAM Development *	(90,000)	(32,711)
Suncorp Technologies *	(3,062,258)	(23,286)
Tou Rong Chang Fu Group *	(236,900)	(6,076)
United Photovoltaics Group *	(474,000)	(43,375)
Viva China Holdings *	(75,255)	(7,371)

		(2,813,945)

INDIA — (0.1)%
HDFC Bank ADR	(3,746)	(258,212)
ICICI Bank ADR	(12,450)	(96,487)

		(354,699)

IRELAND — (0.0)%
Ardmore Shipping	(23,145)	(170,116)
Fly Leasing ADR *	(5,251)	(72,096)

		(242,212)

ISRAEL — (0.1)%
Attunity *	(6,339)	(39,238)
RADCOM *	(2,855)	(53,817)
Radware *	(23,474)	(344,833)
Redhill Biopharma ADR *	(6,621)	(64,687)

		(502,575)

ITALY — (0.1)%
Leonardo *	(25,858)	(332,733)
Yoox Net-A-Porter Group, Cl A *	(10,037)	(250,614)

		(583,347)

JAPAN — (0.8)%
Activia Properties ‡	(47)	(229,776)
Allied Architects *	(3,900)	(96,265)
Ascot *	(21,000)	(106,572)
Colowide	(7,700)	(129,163)
Dream Incubator	(3,800)	(66,637)
Flight Holdings *	(3,300)	(35,131)
FreakOut Holdings inc *	(5,000)	(133,956)
HEALIOS *	(4,300)	(74,034)
JGC	(20,000)	(347,711)
Keikyu	(24,000)	(281,640)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value

JAPAN (continued)
Kimuratan *	(1,207,000)	$(74,829)
M&A Capital Partners *	(3,300)	(120,561)
MBK *	(13,400)	(44,267)
MonotaRO	(15,200)	(399,015)
Namura Shipbuilding	(9,900)	(66,111)
Nihon M&A Center	(10,400)	(302,577)
Nomura Real Estate Master Fund ‡	(207)	(322,481)
Nuts *	(51,000)	(107,502)
Pacific Metals	(3,000)	(9,485)
Rakuten	(36,800)	(367,478)
SMS	(400)	(9,586)
Striders *	(97,000)	(73,023)
Tokuyama	(67,000)	(300,257)
Tokyo Kikai Seisakusho	(49,000)	(32,982)
UMN Pharma *	(18,600)	(66,223)

		(3,797,262)

NETHERLANDS — (0.1)%
Altice, Cl A *	(17,990)	(393,844)
Basic-Fit * (D)	(4,610)	(80,196)

		(474,040)

NORWAY — (0.1)%
Aker Solutions	(29,925)	(160,871)
Europris (D)	(10,232)	(46,396)
Kongsberg Gruppen	(5,377)	(88,660)
Schibsted, Cl A	(3,914)	(103,497)
XXL (D)	(6,002)	(69,130)

		(468,554)

SINGAPORE — (0.1)%
Ascendas ‡	(151,100)	(263,743)
COSCO Singapore (F)	(118,300)	(23,503)
Hyflux	(228,000)	(84,124)
Parkway Life ‡	(27,900)	(48,105)
Singapore Press Holdings	(85,100)	(208,319)
Yoma Strategic Holdings	(142,300)	(58,057)

		(685,851)

SWEDEN — (0.0)%
Byggmax Group	(5,546)	(37,567)

SWITZERLAND — (0.1)%
Basilea Pharmaceutica *	(1,387)	(101,129)
Burckhardt Compression Holding	(452)	(133,263)
Chocoladefabriken Lindt & Spruengli	(9)	(49,841)
Daetwyler Holding	(547)	(83,193)

COMMON STOCK — continued

	Shares	Value

SWITZERLAND (continued)
Meyer Burger Technology *	(107,327)	$(85,684)
Orascom Development Holding *	(9,331)	(47,148)

		(500,258)

TAIWAN — (0.0)%
Himax Technologies ADR	(44,051)	(227,744)

UNITED KINGDOM — (0.0)%
Amarin ADR *	(72,310)	(214,761)

UNITED STATES — (14.7)%

Consumer Discretionary — (2.6)%
Abercrombie & Fitch, Cl A	(15,197)	(176,437)
Buckle	(35,700)	(755,055)
Build-A-Bear Workshop, Cl A *	(20,024)	(240,288)
CarMax *	(1,000)	(66,710)
Cato, Cl A	(13,000)	(330,070)
Chegg *	(16,849)	(121,144)
Chico’s FAS	(18,300)	(246,867)
Chipotle Mexican Grill, Cl A *	(1,900)	(800,736)
Chuy’s Holdings *	(7,767)	(228,350)
Conn’s *	(17,000)	(179,350)
Destination XL Group *	(38,109)	(135,287)
El Pollo Loco Holdings *	(17,622)	(219,394)
Entravision Communications, Cl A	(13,435)	(72,549)
Escalade	(7,121)	(93,997)
Express *	(18,705)	(198,834)
Famous Dave’s of America *	(12,486)	(67,424)
Fiesta Restaurant Group *	(9,221)	(242,512)
Finish Line, Cl A	(15,710)	(270,212)
Fred’s, Cl A	(16,740)	(243,902)
FTD *	(3,248)	(74,639)
GNC Holdings, Cl A	(24,082)	(213,607)
Golden Entertainment	(15,141)	(166,854)
Green Brick Partners *	(13,176)	(126,490)
Habit Restaurants, Cl A *	(17,235)	(249,907)
Hibbett Sports *	(5,584)	(184,272)
Kirkland’s *	(11,486)	(159,426)
Kona Grill *	(24,301)	(222,354)
Liberty Global LiLAC *	(3,000)	(69,060)
Lindblad Expeditions Holdings *	(17,851)	(160,480)
Lumber Liquidators Holdings *	(1,200)	(18,792)
MakeMyTrip *	(12,125)	(404,975)
Mattel	(7,600)	(199,196)
Michael Kors Holdings *	(2,700)	(115,587)
National CineMedia	(10,512)	(154,106)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Consumer Discretionary (continued)
Nautilus *	(14,092)	$(244,496)
Nord Anglia Education *	(7,380)	(161,327)
Overstock.com *	(5,111)	(84,843)
Polaris Industries	(2,500)	(210,175)
Red Robin Gourmet Burgers *	(6,068)	(288,533)
Select Comfort *	(32,700)	(659,886)
Stage Stores	(26,001)	(72,803)
Stein Mart	(15,839)	(57,971)
Strattec Security	(3,805)	(117,194)
Tailored Brands	(22,700)	(482,375)
Tesla Motors *	(4,802)	(1,209,768)
Tiffany	(6,200)	(488,064)
Under Armour, Cl A *	(20,900)	(449,141)
Universal Electronics *	(1,884)	(112,098)
Vitamin Shoppe *	(10,390)	(224,944)
Wayfair, Cl A *	(5,100)	(211,956)
Winmark	(746)	(82,620)
Wynn Resorts	(6,100)	(618,723)

		(12,985,780)

Consumer Staples — (0.7)%
Adecoagro *	(14,040)	(162,443)
Coty, Cl A	(52,754)	(1,012,877)
Edgewell Personal Care *	(200)	(15,768)
Inventure Foods *	(28,985)	(173,620)
MGP Ingredients	(10,653)	(451,581)
Natural Grocers by Vitamin Cottage *	(29,257)	(369,808)
Nomad Foods *	(26,436)	(271,498)
Orchids Paper Products	(12,576)	(343,451)
Philip Morris International	(200)	(19,226)
Smart & Final Stores *	(26,921)	(386,316)
SunOpta *	(37,152)	(260,064)

		(3,466,652)

Energy — (0.7)%
Bristow Group	(11,985)	(211,655)
Cheniere Energy *	(2,300)	(109,595)
Delek US Holdings	(9,871)	(221,110)
Gener8 Maritime *	(17,977)	(90,784)
Geospace Technologies *	(4,521)	(105,520)
Golar LNG	(15,674)	(405,330)
Hornbeck Offshore Services *	(21,614)	(156,701)
Par Pacific Holdings *	(27,692)	(402,365)
Pioneer Natural Resources	(2,400)	(432,552)
RigNet *	(5,298)	(104,636)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Energy (continued)
Schlumberger	(9,200)	$(770,132)
SEACOR Holdings *	(4,902)	(360,640)
Synergy Resources *	(5,587)	(48,104)
Tesco	(25,863)	(222,422)

		(3,641,546)

Financials — (2.1)%
Ameris Bancorp	(7,710)	(347,721)
BankFinancial	(11,445)	(154,164)
Beneficial Bancorp	(7,409)	(132,251)
Blue Hills Bancorp	(21,669)	(411,711)
Capital Bank Financial, Cl A	(8,533)	(336,200)
Capital City Bank Group	(11,238)	(232,514)
Citizens & Northern	(9,347)	(222,085)
City Holding	(4,261)	(277,348)
Clifton Bancorp	(21,629)	(335,682)
CME Group, Cl A	(3,100)	(375,348)
Conifer Holdings *	(8,458)	(63,858)
eHealth *	(18,832)	(230,880)
ESSA Bancorp	(5,390)	(85,324)
FBR	(10,862)	(155,326)
Federated National Holding	(11,106)	(203,684)
Financial Engines	(2,400)	(92,520)
First Bancorp	(5,497)	(160,897)
First Business Financial Services	(7,005)	(169,731)
First Financial Bankshares	(4,773)	(203,568)
GAMCO Investors, Cl A	(6,783)	(198,063)
Green Bancorp *	(9,191)	(157,626)
Greenhill	(5,869)	(173,429)
Greenlight Capital Re, Cl A *	(16,588)	(374,889)
HarborOne Bancorp *	(7,730)	(143,933)
Heritage Insurance Holdings	(7,123)	(101,004)
Infinity Property & Casualty	(1,751)	(152,074)
Investment Technology Group	(9,407)	(189,269)
Kearny Financial	(14,012)	(213,683)
Ladenburg Thalmann Financial Services *	(129,599)	(298,078)
LendingClub *	(33,400)	(206,078)
LendingTree *	(1,800)	(201,420)
Live Oak Bancshares	(20,284)	(414,808)
Markel *	(630)	(582,750)
Nicolet Bankshares *	(4,608)	(223,350)
OneMain Holdings, Cl A *	(2,900)	(64,902)
Opus Bank	(5,222)	(106,268)
Pacific Mercantile Bancorp *	(33,013)	(236,043)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)

Financials (continued)
PHH *	(12,050)	$(175,689)
Republic First Bancorp *	(14,202)	(107,225)
Resource Capital ‡	(14,805)	(121,697)
RLI	(10,700)	(635,794)
Safeguard Scientifics *	(12,156)	(146,480)
ServisFirst Bancshares	(4,761)	(190,630)
Walter Investment Management *	(17,200)	(65,360)
Waterstone Financial	(7,987)	(144,565)
Willis Towers Watson	(6,000)	(750,780)
WMIH *	(28,952)	(44,876)

		(10,611,575)

Health Care — (1.8)%
AAC Holdings *	(22,495)	(178,835)
Abaxis	(2,591)	(132,024)
Acadia Healthcare *	(8,000)	(306,960)
Accelerate Diagnostics *	(9,692)	(203,047)
Aceto	(8,948)	(170,817)
Achaogen *	(15,547)	(251,084)
Advanced Accelerator Applications ADR	(2,936)	(95,038)
Aevi Genomic Medicine *	(17,726)	(84,376)
Aimmune Therapeutics *	(6,578)	(120,246)
Alnylam Pharmaceuticals *	(1,233)	(49,308)
Analogic	(3,006)	(233,416)
Arbutus Biopharma *	(22,639)	(59,993)
Atara Biotherapeutics *	(3,545)	(47,680)
AtriCure *	(16,226)	(263,997)
Capital Senior Living *	(15,527)	(258,835)
Cerus *	(21,955)	(93,528)
ChromaDex *	(6,827)	(18,979)
Coherus Biosciences *	(3,741)	(104,374)
Collegium Pharmaceutical *	(1,805)	(30,360)
Compugen *	(15,237)	(72,376)
DexCom *	(4,506)	(356,650)
Diplomat Pharmacy *	(10,998)	(151,113)
Endologix *	(23,406)	(160,565)
Esperion Therapeutics *	(4,629)	(56,104)
Evolent Health, Cl A *	(14,365)	(261,443)
Flexion Therapeutics *	(7,522)	(145,927)
Foamix Pharmaceuticals *	(8,771)	(88,236)
GenMark Diagnostics *	(22,852)	(277,195)
HealthEquity *	(1,200)	(55,500)
Intersect ENT *	(7,645)	(103,208)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)

Health Care (continued)
Invacare	(28,098)	$(323,127)
Invuity *	(9,004)	(58,526)
K2M Group Holdings *	(4,918)	(99,934)
Kindred Healthcare	(19,850)	(132,003)
Meridian Bioscience	(12,731)	(166,776)
Mirati Therapeutics *	(12,826)	(65,413)
Neos Therapeutics *	(6,780)	(39,663)
Novadaq Technologies *	(43,919)	(296,892)
Novocure *	(15,737)	(99,930)
Otonomy *	(5,947)	(87,124)
Pacific Biosciences of California *	(25,147)	(121,209)
Paratek Pharmaceuticals *	(14,794)	(223,389)
Penumbra *	(10,228)	(731,813)
Quidel *	(4,375)	(83,038)
Simulations Plus	(14,014)	(140,140)
STAAR Surgical *	(10,499)	(103,940)
Tandem Diabetes Care *	(16,587)	(38,979)
Teladoc *	(8,300)	(166,000)
Teligent *	(15,334)	(107,338)
TESARO *	(3,800)	(618,792)
Tetraphase Pharmaceuticals *	(17,009)	(65,144)
TherapeuticsMD *	(27,043)	(157,120)
Theravance Biopharma *	(8,111)	(243,006)
Wright Medical Group *	(3,800)	(95,684)
Zeltiq Aesthetics *	(8,115)	(359,819)

		(9,056,013)

Industrials — (1.2)%
Advisory Board *	(2,900)	(131,950)
Allied Motion Technologies	(7,062)	(155,646)
Armstrong Flooring *	(8,390)	(176,442)
Astronics *	(2,597)	(85,208)
Astronics, Cl B *	(390)	(12,732)
Babcock & Wilcox Enterprises *	(9,215)	(153,338)
CDI	(14,541)	(125,053)
Celadon Group	(27,094)	(205,914)
Costamare	(20,446)	(108,568)
Covenant Transportation Group, Cl A *	(12,556)	(270,331)
Echo Global Logistics *	(9,561)	(227,074)
EnerNOC *	(12,763)	(72,749)
Fastenal	(7,800)	(387,504)
Franklin Covey *	(18,423)	(322,402)
FreightCar America	(16,834)	(243,251)
Golden Ocean Group *	(9,498)	(51,859)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)

Industrials (continued)
H&E Equipment Services	(7,610)	$(196,795)
Hudson Technologies *	(17,941)	(130,252)
IHS Markit *	(9,747)	(384,519)
Insteel Industries	(6,527)	(241,760)
Johnson Controls International	(500)	(21,990)
KEYW Holding *	(10,372)	(103,824)
Marten Transport	(10,464)	(239,102)
Milacron Holdings *	(10,794)	(178,533)
Mobile Mini	(1,700)	(55,335)
Multi-Color	(4,943)	(381,600)
PAM Transportation Services *	(5,645)	(131,585)
Primoris Services	(7,997)	(198,485)
Radiant Logistics *	(27,615)	(101,347)
Star Bulk Carriers *	(4,900)	(42,581)
Team *	(11,194)	(376,118)
Thermon Group Holdings *	(18,179)	(377,396)
Universal Logistics Holdings	(6,039)	(87,263)
USA Truck *	(14,048)	(118,706)
Vicor *	(5,786)	(88,526)

		(6,185,738)

Information Technology — (2.1)%
2U *	(9,273)	(315,653)
3D Systems *	(1,700)	(28,033)
Aerohive Networks *	(41,958)	(240,419)
Benefitfocus *	(28,592)	(864,908)
Cavium *	(1,800)	(119,178)
comScore *	(1,200)	(40,260)
Cray *	(14,023)	(240,495)
Global Eagle Entertainment *	(40,652)	(250,416)
Globant *	(4,484)	(148,645)
Hortonworks *	(15,816)	(153,415)
Immersion *	(27,378)	(281,720)
Instructure *	(14,118)	(307,772)
Kopin *	(24,967)	(79,645)
MACOM Technology Solutions Holdings *	(2,013)	(95,729)
Mesa Laboratories	(3,876)	(461,787)
Mimecast *	(3,896)	(82,829)
Mobileye *	(10,201)	(438,235)
Model N *	(27,325)	(240,460)
Monotype Imaging Holdings	(7,288)	(159,607)
MTS Systems	(3,182)	(184,874)
NeoPhotonics *	(27,622)	(302,461)
Nimble Storage *	(23,733)	(203,392)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)

Information Technology (continued)
Numerex, Cl A *	(14,380)	$(84,554)
Pandora Media *	(19,400)	(252,200)
Paylocity Holding *	(2,147)	(66,256)
PDF Solutions *	(9,740)	(219,247)
PROS Holdings *	(9,115)	(203,994)
Q2 Holdings *	(6,081)	(193,072)
Reis	(10,710)	(214,200)
Seachange International *	(17,565)	(42,507)
Shopify, Cl A *	(7,541)	(383,234)
ShoreTel *	(23,664)	(164,465)
Sigma Designs *	(50,400)	(307,440)
Square, Cl A *	(25,787)	(377,006)
Tangoe *	(21,280)	(154,918)
Tucows, Cl A *	(5,374)	(274,880)
Twilio, Cl A *	(11,460)	(330,392)
Universal Display *	(300)	(19,800)
USA Technologies *	(14,651)	(61,534)
VASCO Data Security International *	(18,540)	(281,808)
ViaSat *	(8,400)	(545,244)
Virtusa *	(5,208)	(132,700)
Visa, Cl A	(8,300)	(686,493)
Workiva, Cl A *	(12,762)	(160,801)

		(10,396,678)

Materials — (0.6)%
Alamos Gold, Cl A	(73,410)	(550,575)
Alexco Resource *	(31,726)	(59,328)
Ball	(9,800)	(747,348)
Calgon Carbon	(6,497)	(102,977)
CF Industries Holdings	(11,700)	(412,893)
Deltic Timber	(2,938)	(223,200)
First Majestic Silver *	(5,865)	(56,304)
Franco-Nevada	(4,470)	(290,729)
Freeport-McMoRan, Cl B *	(6,800)	(113,220)
Haynes International	(2,967)	(121,973)
Resolute Forest Products *	(14,519)	(79,854)
Trecora Resources *	(10,852)	(134,565)
US Concrete *	(3,255)	(213,203)

		(3,106,169)

Real Estate — (2.3)%
Acadia Realty Trust ‡	(7,900)	(251,536)
American Homes 4 Rent, Cl A ‡	(1)	(16)
Brandywine Realty Trust ‡	(14,900)	(239,890)
Cedar Realty Trust ‡	(24,483)	(147,143)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)

Real Estate (continued)
Chatham Lodging Trust ‡	(50,580)	$(1,018,681)
Chesapeake Lodging Trust ‡	(25,800)	(660,480)
EPR Properties ‡	(8,800)	(650,936)
Equity Residential ‡	(4,600)	(279,542)
FelCor Lodging Trust ‡	(107,872)	(830,614)
FirstService	(2,254)	(112,452)
Forestar Group *	(11,193)	(146,069)
Getty Realty ‡	(25,567)	(659,373)
Global Net Lease ‡	(5,700)	(44,175)
Government Properties Income Trust ‡	(20,700)	(398,682)
HCP ‡	(26,000)	(788,320)
Hersha Hospitality Trust, Cl A ‡	(36,200)	(723,638)
InfraREIT ‡	(8,440)	(139,091)
Investors Real Estate Trust ‡	(169,504)	(1,091,606)
Iron Mountain ‡	(13,255)	(474,529)
iStar ‡ *	(20,900)	(234,498)
Kimco Realty ‡	(6,700)	(166,763)
LaSalle Hotel Properties ‡	(1,500)	(45,255)
Marcus & Millichap *	(6,068)	(156,372)
New Senior Investment Group ‡	(11,075)	(110,861)
New York ‡	(64,200)	(638,790)
Realty Income ‡	(1,500)	(89,445)
RMR Group	(504)	(24,108)
Tier ‡	(10,416)	(189,675)
Whitestone, Cl B ‡	(15,527)	(215,981)
WP Carey ‡	(12,200)	(755,668)

		(11,284,189)

Telecommunication Services — (0.2)%
Boingo Wireless *	(22,184)	(259,553)
Frontier Communications	(50,100)	(174,849)
Intelsat *	(25,570)	(92,308)
Lumos Networks *	(4,227)	(65,391)
NII Holdings *	(18,516)	(52,308)
ORBCOMM *	(14,273)	(116,610)
Straight Path Communications *	(10,900)	(381,936)

		(1,142,955)

Utilities — (0.4)%
Atlantic Power	(27,330)	(64,226)
Cadiz *	(5,929)	(83,302)
Dominion Resources	(5,100)	(389,028)
Dynegy *	(36,486)	(348,441)
Southern	(2,400)	(118,632)
TerraForm Power, Cl A *	(34,200)	(405,954)

COMMON STOCK — continued

	Shares/ Number Of Rights	Value
UNITED STATES (continued)

Utilities (continued)
Vivint Solar *	(104,131)	$(317,600)

		(1,727,183)

		(73,604,478)

Total Common Stock (Proceeds $90,975,747)		(91,706,019)

REGISTERED INVESTMENT COMPANIES — (1.0)%

EXCHANGE TRADED FUNDS — (1.0)%
Consumer Staples Select Sector SPDR Fund	(25,000)	(1,314,750)
Health Care Select Sector SPDR Fund	(37,500)	(2,644,500)
Utilities Select Sector SPDR Fund	(22,000)	(1,081,960)

Total Registered Investment Companies (Proceeds $4,928,816)		(5,041,210)

Securities Sold Short — (19.3)% (Proceeds $95,904,563)††		$(96,747,229)

PURCHASED OPTIONS * — 0.0%

	Contracts	Value
Banco ABC Brasil, Expires 02/18/17, Strike Price $10.495	572	$1,144
S&P 500 Index, Expires 02/18/17, Strike Price $2,085.000	174	24,534
S&P 500 Index, Expires 02/18/17, Strike Price $2,320.000	174	48,546

Total Purchased Options — 0.0% (Cost $128,562)		$74,224

WRITTEN OPTIONS * — (0.2)%
S&P 500 Index, Expires 02/18/17, Strike Price $2,225.000	(174)	$(910,020)
S&P 500 Index, Expires 02/18/17, Strike Price $2,225.000	(348)	(219,240)

Total Written Options — 0.2% (Proceeds $1,461,028)		$(1,129,260)

For the period ended January 31, 2017, the total amount of all open purchased and written options, as presented in the above Schedule of Investments, is representative of the volume of activity for this derivative type during the period.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2017
(unaudited)

A list of total return swaps held by the Fund at January 31, 2017, is as follows:

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
ABLYNX ORD SHS	BAML	3/9/2017	1M LIBOR	(6,958)	$(83,952)	$(5,293)
ACONEX ORD SHS	BAML	11/10/2017	1M LIBOR	(49,464)	(224,116)	111,034
ACONEX ORD SHS	BAML	11/17/2017	1M LIBOR	(51,377)	(224,443)	106,988
ADACEL TECHNOLOGIES ORD S	BAML	12/28/2017	1M LIBOR	19,229	37,258	(2,614)
AIR NEW ZEALAND ORD SHS	BAML	5/29/2017	1M LIBOR	99,529	156,117	(3,790)
AIR NEW ZEALAND ORD SHS	BAML	5/29/2017	1M LIBOR	78,874	117,468	3,247
AKRON ORD SHS	BAML	7/28/2017	1M LIBOR	1,365	64,795	14,906
ALBARAKA TURK KATILIM BAN	BAML	8/1/2017	1M LIBOR	179,824	74,912	(16,810)
AMAYSIM AUSTRALIA ORD SHS	BAML	11/10/2017	1M LIBOR	(36,019)	(48,761)	(6,862)
AMAYSIM AUSTRALIA ORD SHS	BAML	11/17/2017	1M LIBOR	(49,521)	(77,009)	535
AMOREPACIFIC ORD SHS	BAML	11/13/2017	1M LIBOR	(1,375)	(355,015)	(23,283)
ANTOFAGASTA ORD SHS	BAML	3/9/2017	1M LIBOR	(26,865)	(167,563)	(114,590)
AO WORLD ORD SHS	BAML	3/9/2017	1M LIBOR	(34,859)	(85,253)	15,144
APN NEWS AND MEDIA ORD SH	BAML	11/10/2017	1M LIBOR	(24,850)	(49,886)	2,105
APN NEWS AND MEDIA ORD SH	BAML	11/17/2017	1M LIBOR	(40,044)	(97,047)	20,051
ARDENTEC ORD SHS	BAML	11/17/2017	1M LIBOR	24,000	17,851	(52)
ASALEO CARE ORD SHS	BAML	12/28/2017	1M LIBOR	139,262	149,217	9,969
ASANKO GOLD ORD SHS	BAML	11/27/2017	1M LIBOR	(13,400)	(49,526)	610
ATGEN ORD SHS	BAML	12/8/2017	1M LIBOR	(700)	(22,268)	3,526
ATHABASCA OIL ORD SHS	BAML	11/27/2017	1M LIBOR	(44,900)	(58,226)	1,186
AUSTRALIAN AGRICULTURAL C	BAML	11/10/2017	1M LIBOR	(72,901)	(88,379)	7,531
AUSTRALIAN AGRICULTURAL C	BAML	11/17/2017	1M LIBOR	(54,676)	(66,532)	5,896
AUSTRALIAN PHARMACEUTICAL	BAML	5/29/2017	1M LIBOR	52,770	76,164	(864)
AUSTRALIAN PHARMACEUTICAL	BAML	12/28/2017	1M LIBOR	87,104	121,637	2,656
AVANTI COMMUNICATIONS GRO	BAML	3/9/2017	1M LIBOR	(22,290)	(44,801)	39,229
BANK BUKOPIN ORD SHS	BAML	11/10/2017	1M LIBOR	1,540,900	74,153	(3,692)
BLUE SKY POWER HOLDINGS O	BAML	11/13/2017	1M LIBOR	(888,000)	(68,515)	985
BLUESCOPE STEEL ORD SHS	BAML	5/29/2017	1M LIBOR	14,012	107,204	11,701
BMF BOVESPA BOLSA DE VALO	BAML	11/27/2017	1M LIBOR	(41,500)	(185,795)	(57,688)
BNN TECHNOLOGY ORDINARY S	BAML	3/9/2017	1M LIBOR	(5,614)	(8,280)	(370)
BRADESPAR PREF SHS	BAML	11/27/2017	1M LIBOR	(8,400)	(58,573)	3,133
CASCADES ORD SHS	BAML	11/27/2017	1M LIBOR	13,100	123,343	(4,543)
CENTURY ENKA ORD SHS	BAML	11/10/2017	1M LIBOR	777	3,194	201
CHINA FISHERY GROUP ORD S	BAML	11/13/2017	1M LIBOR	(795,300)	(43,710)	43,654
CHINA GOLDJOY GROUP ORD S	BAML	11/13/2017	1M LIBOR	(772,000)	(79,256)	4,627
CHINA MINSHENG FINANCIAL	BAML	5/29/2017	1M LIBOR	(370,000)	(34,799)	2,370
CHINA NATIONAL BUILDING M	BAML	5/29/2017	1M LIBOR	(114,000)	(59,818)	(7,185)
CHINA OCEAN INDUSTRY GROU	BAML	5/29/2017	1M LIBOR	(1,045,000)	(24,053)	(3,289)
CHINA STRATEGIC HOLDINGS	BAML	11/13/2017	1M LIBOR	(3,360,000)	(76,679)	6,520
CHOICE PROPERTIES REAL ES	BAML	11/27/2017	1M LIBOR	(5,200)	(51,755)	(3,321)
CLEANAWAY ORD SHS	BAML	11/17/2017	1M LIBOR	11,000	59,369	(2,000)
CLOVER INDUSTRIES ORD SHS	BAML	7/28/2017	1M LIBOR	51,769	64,329	2,749
CONTINENTAL GOLD ORD SHS	BAML	11/27/2017	1M LIBOR	(19,900)	(55,634)	(10,308)
CORECROSS ORD SHS	BAML	11/13/2017	1M LIBOR	(22,687)	(16,861)	2,094
COSON ORD SHS	BAML	11/13/2017	1M LIBOR	(5,798)	(57,283)	(1,341)
COSON ORD SHS	BAML	12/8/2017	1M LIBOR	(1,783)	(16,953)	(1,075)
CROWN RESORTS ORD SHS	BAML	11/17/2017	1M LIBOR	(38,547)	(326,107)	(6,546)
CSR ORD SHS	BAML	5/29/2017	1M LIBOR	95,255	261,395	56,602
CSR ORD SHS	BAML	12/28/2017	1M LIBOR	108,725	329,420	33,544
DART GROUP ORD SHS	BAML	3/9/2017	1M LIBOR	40,669	240,589	20,294
DAWONSYS ORD SHS	BAML	12/8/2017	1M LIBOR	(1,977)	(20,588)	1,371
DUK SAN NEOLUX ORD SHS	BAML	12/8/2017	1M LIBOR	(1,158)	(27,718)	1,084
DXB ENTERTAINMENTS ORD SH	BAML	8/1/2017	1M LIBOR	(627,897)	(218,360)	13,210
ENERCHINA HOLDINGS ORD SH	BAML	5/29/2017	1M LIBOR	(813,000)	(31,957)	(528)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2017
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
EPISIL-PRECISION INC ORD	BAML	5/29/2017	1M LIBOR	(16,000)	$(10,800)	$134
ESA ORD SHS	BAML	11/13/2017	1M LIBOR	(1,312)	(12,378)	5,706
ESTIA HEALTH ORD SHS	BAML	5/29/2017	1M LIBOR	10,442	18,555	2,709
FERRATUM ORD SHS	BAML	3/9/2017	1M LIBOR	(1,625)	(28,583)	(1,213)
FINCIANTIERI ORD SHS	BAML	3/9/2017	1M LIBOR	(162,629)	(72,682)	(23,848)
FLEXIGROUP ORD SHS	BAML	11/10/2017	1M LIBOR	(51,643)	(94,150)	5,016
FORTESCUE METALS GROUP OR	BAML	5/29/2017	1M LIBOR	79,349	273,933	126,114
FORTESCUE METALS GROUP OR	BAML	12/28/2017	1M LIBOR	116,806	543,506	45,386
FOXBRAIN ORD SHS	BAML	12/8/2017	1M LIBOR	(422)	(909)	(12)
FOXTONS GROUP ORD SHS	BAML	3/9/2017	1M LIBOR	(61,908)	(70,303)	(5,229)
GOME ELECTRICAL APPLIANCE	BAML	5/29/2017	1M LIBOR	(1,184,000)	(156,663)	8,632
GREAT EASTERN SHIPPING OR	BAML	11/10/2017	1M LIBOR	12,748	73,391	(332)
GROUPE CRIT ORD SHS	BAML	3/9/2017	1M LIBOR	328	23,082	3,010
G-TECH OPTOELECTRONICS OR	BAML	5/29/2017	1M LIBOR	(5,390)	(3,685)	332
HANJIN TRANSPORTATION ORD	BAML	12/8/2017	1M LIBOR	(852)	(19,384)	(1,653)
HEXAGON COMPOSITES ORD SH	BAML	3/9/2017	1M LIBOR	(22,269)	(68,356)	(6,328)
HITRON TECHNOLOGY ORD SHS	BAML	11/17/2017	1M LIBOR	108,000	67,636	1,091
HLB ORD SHS	BAML	12/8/2017	1M LIBOR	(5,617)	(78,457)	8,500
HSIN CHONG GROUP HOLDINGS	BAML	5/29/2017	1M LIBOR	(116,000)	(5,646)	114
HSIN CHONG GROUP HOLDINGS	BAML	11/13/2017	1M LIBOR	(400,000)	(19,468)	391
HUAYI TENCENT ENTERTAINME	BAML	5/29/2017	1M LIBOR	(790,000)	(49,322)	1,974
HUAYU AUTOMOTIVE SYSTEMS	BAML	5/29/2017	1M LIBOR	138,276	326,884	6,738
HUDSONS BAY ORD SHS	BAML	11/27/2017	1M LIBOR	(25,500)	(236,451)	41,303
HUDSONS BAY ORD SHS	BAML	11/27/2017	1M LIBOR	(28,400)	(222,929)	5,588
HYPOPORT N ORD SHS	BAML	3/9/2017	1M LIBOR	(1,053)	(81,381)	(14,997)
IMPEDIMED ORD SHS	BAML	11/10/2017	1M LIBOR	(9,409)	(7,368)	2,026
IMPEDIMED ORD SHS	BAML	11/17/2017	1M LIBOR	(20,972)	(18,669)	6,762
IP GROUP ORD SHS	BAML	3/9/2017	1M LIBOR	(29,111)	(91,544)	21,278
IVANHOE MINES ORD SHS CLA	BAML	11/27/2017	1M LIBOR	(31,100)	(47,854)	(46,633)
KANGLIM ORD SHS	BAML	11/13/2017	1M LIBOR	(3,015)	(19,509)	6,438
KAROON GAS AUSTRALIA ORD	BAML	11/10/2017	1M LIBOR	(34,178)	(48,595)	2,154
KLEPIERRE REIT	BAML	3/9/2017	1M LIBOR	(8,639)	(322,129)	(5,582)
KOMPANIYA M VIDEO ORD SHS	BAML	7/28/2017	1M LIBOR	11,860	65,421	10,537
KOREA AEROSPACE INDUSTRIE	BAML	11/13/2017	1M LIBOR	(2,896)	(157,428)	1,594
KWS SAAT ORD SHS	BAML	3/9/2017	1M LIBOR	(136)	(42,135)	(488)
LAMPRELL ORD SHS	BAML	8/11/2017	1M LIBOR	(30,967)	(28,158)	(7,384)
LATECOERE ORD SHS	BAML	3/9/2017	1M LIBOR	(16,765)	(73,414)	(4,928)
LEGOCHEM BIOSCIENCES ORD	BAML	12/8/2017	1M LIBOR	(700)	(20,418)	1,797
LI PENG ENTERPRISE ORD SH	BAML	5/29/2017	1M LIBOR	(44,000)	(10,611)	(1,347)
MACQUARIE ATLAS ROADS GRO	BAML	11/17/2017	1M LIBOR	(62,855)	(222,002)	(16,856)
MAG SILVER ORD SHS	BAML	11/27/2017	1M LIBOR	(1,600)	(15,429)	(7,223)
MAYNE PHARMA GROUP ORD SH	BAML	11/10/2017	1M LIBOR	(45,497)	(45,270)	1,874
MAYNE PHARMA GROUP ORD SH	BAML	11/17/2017	1M LIBOR	(226,071)	(218,997)	3,366
METALS X ORD SHS	BAML	11/17/2017	1M LIBOR	(42,487)	(17,899)	(7,831)
MIRAE ORD SHS	BAML	12/8/2017	1M LIBOR	(27,504)	(8,016)	903
MORGUARD REAL ESTATE INVE	BAML	11/27/2017	1M LIBOR	7,300	85,005	(871)
NATURALENDO TECH ORD SHS	BAML	12/8/2017	1M LIBOR	(1,100)	(18,660)	3,957
NAVER ORD SHS	BAML	12/8/2017	1M LIBOR	(353)	(238,283)	6,055
NEW ZEALAND REFINING ORD	BAML	5/29/2017	1M LIBOR	29,015	52,740	4,354
NEWALTA ORD SHS	BAML	11/27/2017	1M LIBOR	(16,100)	(21,527)	(7,182)
NEWALTA ORD SHS	BAML	11/27/2017	1M LIBOR	(47,400)	(64,417)	(20,103)
NH HOTEL GROUP ORD SHS	BAML	3/9/2017	1M LIBOR	(31,192)	(121,600)	(16,079)
NORDEX ORD SHS	BAML	3/9/2017	1M LIBOR	(428)	(8,331)	(662)
NORDIC SEMICONDUCTOR ORD	BAML	3/9/2017	1M LIBOR	(15,132)	(73,538)	9,551
NUTRIBIOTECH ORD SHS	BAML	11/13/2017	1M LIBOR	(2,604)	(126,274)	391
OBI PHARMA ORD SHS	BAML	7/3/2017	1M LIBOR	(900)	(16,529)	8,204

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2017
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
ORION(SOUTH KOREA) ORD SH	BAML	11/13/2017	1M LIBOR	(382)	$(265,177)	$50,008
OROCOBRE ORD SHS	BAML	11/10/2017	1M LIBOR	(49,156)	(143,361)	(13,670)
OROCOBRE ORD SHS	BAML	11/17/2017	1M LIBOR	(52,466)	(127,271)	(40,333)
ORORA ORD SHS	BAML	5/29/2017	1M LIBOR	47,914	107,482	(4,110)
OUTOTEC ORD SHS	BAML	3/9/2017	1M LIBOR	(29,641)	(167,100)	(1,320)
OZ MINERALS ORD SHS	BAML	5/29/2017	1M LIBOR	50,871	320,490	25,324
OZ MINERALS ORD SHS	BAML	12/28/2017	1M LIBOR	47,772	330,310	(5,562)
PACIFIC METALS ORD SHS	BAML	11/13/2017	1M LIBOR	(51,000)	(151,768)	(9,356)
PEREGRINE HOLDINGS ORD SH	BAML	7/28/2017	1M LIBOR	36,008	71,907	7,865
PERSEUS MINING ORD SHS	BAML	11/10/2017	1M LIBOR	(360,097)	(130,092)	38,773
PERSEUS MINING ORD SHS	BAML	11/17/2017	1M LIBOR	(309,032)	(98,536)	20,167
PHILIP MORRIS ORD SHS	BAML	12/29/2017	1M LIBOR	142	72,205	2,901
PHOTO-ME INTERNATIONAL OR	BAML	3/9/2017	1M LIBOR	32,920	63,052	715
PILBARA MINERALS ORD SHS	BAML	11/17/2017	1M LIBOR	(320,720)	(105,353)	(24,537)
PIONEER CEMENT ORD SHS	BAML	5/29/2017	1M LIBOR	25,000	23,813	9,960
POLY PPTY GROUP ORD SHS	BAML	5/29/2017	1M LIBOR	(290,000)	(96,238)	(17,020)
POLYPIPE GROUP ORD SHS	BAML	3/9/2017	1M LIBOR	29,222	109,093	15,141
PREMIER GOLD MINES ORD SH	BAML	11/27/2017	1M LIBOR	(4,800)	(7,806)	(2,957)
PREMIER GOLD MINES ORD SH	BAML	11/27/2017	1M LIBOR	(4,800)	(7,673)	(3,090)
QLRO GROUP ORD SHS	BAML	3/9/2017	1M LIBOR	(47,065)	(58,111)	(591)
RADIANT OPTO-ELECTRONICS	BAML	11/17/2017	1M LIBOR	162,000	282,664	9,814
REA GROUP ORD SHS	BAML	11/10/2017	1M LIBOR	(5,589)	(218,699)	(3,676)
REA GROUP ORD SHS	BAML	11/17/2017	1M LIBOR	(7,338)	(300,718)	8,754
REDDE ORD SHS	BAML	3/9/2017	1M LIBOR	45,377	97,103	(2,644)
REDEFINE INTERNATIONAL RE	BAML	3/9/2017	1M LIBOR	(141,026)	(72,341)	3,161
RELIANCE WORLDWIDE CORPOR	BAML	11/17/2017	1M LIBOR	(70,353)	(163,385)	8,939
ROYAL BAFOKENG PLATINUM P	BAML	7/28/2017	1M LIBOR	(16,365)	(52,213)	5,435
RUMO LOGISTICA OPERADORA	BAML	11/27/2017	1M LIBOR	(109,616)	(207,216)	(53,650)
SAIC MOTOR ORD SHS A	BAML	5/29/2017	1M LIBOR	103,390	363,569	17,520
SAMSUNG ENGINEERING ORD S	BAML	12/8/2017	1M LIBOR	(18,395)	(157,168)	(43,992)
SAMSUNG SDI ORD SHS	BAML	12/8/2017	1M LIBOR	(2,365)	(193,812)	(43,263)
SCALES CORPORATION ORD SH	BAML	5/29/2017	1M LIBOR	23,007	50,664	6,345
SCENTRE GROUP ORD SHS	BAML	11/10/2017	1M LIBOR	(56,844)	(187,246)	(2,090)
SCHIBSTED ORD SHS	BAML	3/9/2017	1M LIBOR	(3,537)	(119,628)	25,892
SERVICE STREAM ORD SHS	BAML	5/29/2017	1M LIBOR	88,592	63,874	13,585
SERVICE STREAM ORD SHS	BAML	12/28/2017	1M LIBOR	148,068	111,879	17,582
SINCERE WATCH (HONG KONG)	BAML	11/13/2017	1M LIBOR	(670,000)	(17,273)	865
SINOFERT HOLDINGS ORD SHS	BAML	5/29/2017	1M LIBOR	(374,000)	(45,257)	(17,411)
SIRIUS MINERALS ORD SHS	BAML	3/9/2017	1M LIBOR	(418,114)	(94,227)	(1,750)
SMS ORD SHS	BAML	11/13/2017	1M LIBOR	(2,300)	(59,521)	4,443
SPARTAN ENERGY ORD SHS	BAML	11/27/2017	1M LIBOR	(14,500)	(33,875)	2,249
STAR PETROLEUM REFINING O	BAML	2/13/2018	1M LIBOR	111,700	41,664	(2,318)
STCUBE ORD SHS	BAML	11/13/2017	1M LIBOR	(702)	(4,961)	1,781
SUMMERSET GROUP ORD SHS	BAML	5/29/2017	1M LIBOR	15,922	55,184	2,256
SUMMERSET GROUP ORD SHS	BAML	5/29/2017	1M LIBOR	33,647	113,393	7,991
SUNCORP GROUP ORD SHS	BAML	11/10/2017	1M LIBOR	(25,082)	(243,135)	(4,266)
SYRAH RESOURCES ORD SHS	BAML	11/10/2017	1M LIBOR	(78,022)	(233,673)	51,760
SYRAH RESOURCES ORD SHS	BAML	11/17/2017	1M LIBOR	(85,869)	(241,548)	41,339
TAMIL NADU NEWSPRINT AND	BAML	11/10/2017	1M LIBOR	13,108	66,030	(843)
TELCON ORD SHS	BAML	11/13/2017	1M LIBOR	(6,184)	(19,963)	(244)
TEN NETWORK HOLDINGS ORD	BAML	11/17/2017	1M LIBOR	(85,229)	(90,662)	32,596
THORN GROUP ORD SHS	BAML	12/28/2017	1M LIBOR	87,301	111,218	3,113
TPG TELECOM ORD SHS	BAML	11/10/2017	1M LIBOR	(9,996)	(54,940)	5,982
TPG TELECOM ORD SHS	BAML	11/17/2017	1M LIBOR	(16,157)	(88,587)	9,454
TRANSCONTINENTAL SUB VOTI	BAML	11/27/2017	1M LIBOR	9,500	160,293	(2,748)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2017
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
USINAS SIDERURGICAS DE MI	BAML	11/27/2017	1M LIBOR	(500)	$(587)	$(246)
V1 GROUP ORD SHS	BAML	5/29/2017	1M LIBOR	(98,000)	(4,887)	1,098
VALLOUREC ORD SHS	BAML	3/9/2017	1M LIBOR	(16,524)	(128,976)	11,780
VIRGIN AUSTRALIA HOLDINGS	BAML	11/10/2017	1M LIBOR	(50,447)	(8,814)	413
VIRGIN AUSTRALIA HOLDINGS	BAML	11/17/2017	1M LIBOR	(281,404)	(49,208)	2,343
VITZROSYS ORD SHS	BAML	12/8/2017	1M LIBOR	(7,231)	(10,132)	(35)
VIVA ENERGY REITS	BAML	11/10/2017	1M LIBOR	(23,691)	(40,777)	425
VOCUS GROUP ORD SHS	BAML	11/10/2017	1M LIBOR	(22,049)	(143,119)	75,687
VOCUS GROUP ORD SHS	BAML	11/17/2017	1M LIBOR	(98,771)	(398,593)	96,524
WESTSHORE TERMINALS INVES	BAML	11/27/2017	1M LIBOR	6,100	115,398	3,689
YOUNG FAST OPTOELECTRONIC	BAML	5/29/2017	1M LIBOR	(45,000)	(13,908)	(3,891)
ZENITH INTERNATIONAL BANK	BAML	1/16/2018	1M LIBOR	242,534	12,197	298
ZOOPLUS ORD SHS	BAML	3/9/2017	1M LIBOR	(588)	(81,426)	(2,115)
CHINA FISHERY GROUP LTD	DB	11/3/2017	USD1M_Reuters	(375,000)	(20,178)	13
CHINA METAL PRODUCTS CO LTD	DB	8/2/2017	USD1M_Reuters	2,000	1,876	139
FERRATUM OYJ	DB	10/11/2017	USD1M_Reuters	(2,626)	(67,579)	19,952
GO IRON WORKS CO LTD	DB	11/6/2017	USD1M_Reuters	(9,000)	(15,972)	10,254
LIANHUA SUPERMARKET HLDGS -H	DB	9/4/2017	USD1M_Reuters	(12,333)	(4,896)	460
MAN INDUSTRIES (INDIA) LTD	DB	8/2/2017	USD1M_Reuters	10,654	18,767	(11,285)
MBK CO LTD	DB	11/6/2017	USD1M_Reuters	(12,300)	(13,731)	(26,753)
OBI PHARMA INC	DB	8/2/2017	USD1M_Reuters	(1,100)	(20,729)	10,511
SUMMERSET GROUP HOLDINGS LTD	DB	11/2/2017	USD1M_Reuters	130	319	152
THAI VEGETABLE OIL PCL-FOR	DB	8/2/2017	USD1M_Reuters	65,342	46,548	29,539
3I GROUP PLC	GS	10/4/2017	USD-LIBOR-BBA	55,210	437,096	48,562
ABC ARBITRAGE	GS	5/31/2017	USD-LIBOR-BBA	14,703	102,734	5,324
ACRODEA INC	GS	8/4/2017	USD-Federal Funds-H.15	(21,200)	(77,744)	17,774
ADIMMUNE CORP	GS	6/7/2017	USD-Federal Funds-H.15	(37,000)	(26,815)	387
AFC ENERGY PLC	GS	9/28/2017	USD-Federal Funds-H.15	(24,712)	(7,623)	2,654
AMAYSIM AUSTRALIA LTD	GS	4/6/2017	USD-Federal Funds-H.15	(3,495)	(4,871)	(522)
ASIA PLUS GROUP HDS SECS-FOR	GS	10/5/2017	USD-LIBOR-BBA	796,600	76,381	84,631
BANK HANDLOWY W WARSZAWIE SA	GS	10/3/2017	USD-Federal Funds-H.15	(2,813)	(53,077)	(837)
BANK OF EAST ASIA LTD	GS	6/14/2017	USD-Federal Funds-H.15	(17,080)	(62,251)	(10,952)
BARRATT DEVELOPMENTS PLC	GS	2/7/2018	USD-LIBOR-BBA	86,472	524,052	(4,959)
BENEFIT ONE INC	GS	12/7/2017	USD-Federal Funds-H.15	(2,800)	(75,416)	4,502
BILLABONG INTERNATIONAL LTD	GS	11/22/2017	USD-Federal Funds-H.15	(44,713)	(42,543)	(3,447)
BIOLEADERS CORP	GS	12/6/2017	USD-Federal Funds-H.15	(4,304)	(23,042)	(1,476)
BNN TECHNOLOGY PLC	GS	11/9/2017	USD-Federal Funds-H.15	(6,510)	(11,317)	1,296
BOTA BIO CO LTD	GS	12/28/2017	USD-Federal Funds-H.15	(2,000)	(3,440)	849
CAIRN HOMES PLC	GS	9/28/2017	USD-Federal Funds-H.15	(62,452)	(73,504)	(11,923)
CANYON SERVICES GROUP INC	GS	9/29/2017	USD-Federal Funds-H.15	(19,100)	(84,308)	(7,368)
CAPE PLC	GS	1/18/2018	USD-LIBOR-BBA	55,302	100,877	24,562
CAPITAL & COUNTIES PROPERTIE	GS	1/10/2018	USD-Federal Funds-H.15	(62,459)	(216,068)	2,577
CARNIVAL GROUP INTERNATIONAL	GS	11/16/2017	USD-Federal Funds-H.15	(250,000)	(29,325)	(2,255)
CHANG WAH ELECTROMATERIALS	GS	2/23/2018	USD-LIBOR-BBA	3,000	12,142	198
CHAROEN POKPHAND FOOD-FORGN	GS	9/21/2017	USD-LIBOR-BBA	57,300	49,550	46,389
CHENNAI PETROLEUM CORP LTD	GS	2/28/2018	USD-LIBOR-BBA	12,370	61,899	60,149
CHINA CHENGTONG DEVELOPMENT	GS	1/18/2018	USD-Federal Funds-H.15	(82,591)	(6,628)	(398)
CHINA GENERAL PLASTICS	GS	10/17/2017	USD-LIBOR-BBA	104,000	60,141	19,783
CHINA METAL PRODUCTS CO LTD	GS	4/20/2017	USD-LIBOR-BBA	19,000	17,265	1,789
CHINA OCEANWIDE HOLDINGS LTD	GS	4/20/2017	USD-Federal Funds-H.15	(282,300)	(32,192)	3,081
CHINA PETROCHEMICAL DEV CORP	GS	10/3/2017	USD-Federal Funds-H.15	(197,000)	(45,912)	(24,445)
CHORUS LTD	GS	1/18/2018	USD-LIBOR-BBA	18,840	51,508	4,215
COMPAGNIE DES ALPES	GS	7/6/2017	USD-LIBOR-BBA	5,507	104,758	10,301
CONTINENTAL GOLD INC	GS	9/29/2017	USD-Federal Funds-H.15	(16,700)	(48,268)	(7,264)
CORETRONIC CORP	GS	10/3/2017	USD-LIBOR-BBA	68,780	74,233	666

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2017
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
COUNTRYWIDE PLC	GS	12/5/2017	USD-Federal Funds-H.15	(5,633)	$(12,573)	$167
DARFON ELECTRONICS CORP	GS	10/25/2017	USD-LIBOR-BBA	7,000	4,311	176
DIGITAL CHINA HOLDINGS LTD	GS	4/13/2017	USD-Federal Funds-H.15	(153,000)	(128,394)	(5,713)
DOWNER EDI LTD	GS	9/6/2017	USD-LIBOR-BBA	84,931	314,365	83,882
ELITEGROUP COMPUTER SYSTEMS	GS	9/13/2017	USD-LIBOR-BBA	146,901	58,731	29,100
EML PAYMENTS LTD	GS	11/28/2017	USD-Federal Funds-H.15	(5,424)	(7,526)	471
EMPIRIC STUDENT PROPERTY PLC	GS	11/24/2017	USD-Federal Funds-H.15	(53,014)	(74,386)	2,437
ENTERPRISE INNS PLC	GS	11/8/2017	USD-LIBOR-BBA	66,784	75,526	35,673
EUROPRIS ASA	GS	1/25/2018	USD-Federal Funds-H.15	(6,544)	(27,337)	(2,356)
EVERGREEN MARINE CORP LTD	GS	6/22/2017	USD-Federal Funds-H.15	(199,000)	(73,538)	(8,321)
EVOLABLE ASIA CORP	GS	1/19/2018	USD-Federal Funds-H.15	(4,700)	(70,025)	(47,179)
FLEXIUM INTERCONNECT INC	GS	10/25/2017	USD-LIBOR-BBA	116,573	335,593	(2,156)
G TECH OPTOELECTRONICS CORP	GS	1/18/2018	USD-Federal Funds-H.15	(15,301)	(9,807)	292
GENWORTH MORTGAGE INSURANCE	GS	7/6/2017	USD-LIBOR-BBA	87,798	183,462	37,655
GHCL LTD	GS	8/31/2017	USD-LIBOR-BBA	17,225	60,884	70,360
GREATEK ELECTRONICS INC	GS	7/6/2017	USD-LIBOR-BBA	58,000	67,425	5,722
GROUPE EUROTUNNEL SE - REGR	GS	3/1/2018	USD-Federal Funds-H.15	(10,653)	(100,429)	1,476
GRUPO FINANCIERO INBURSA-O	GS	9/29/2017	USD-Federal Funds-H.15	(6,700)	(11,641)	1,706
HAICHANG OCEAN PARK HOLDINGS	GS	12/20/2017	USD-Federal Funds-H.15	(63,436)	(14,994)	357
HANWHA INVESTMENT & SECURITI	GS	1/4/2018	USD-Federal Funds-H.15	(20,704)	(36,193)	(6,031)
HAPAG-LLOYD AG	GS	2/22/2018	USD-Federal Funds-H.15	(2,381)	(70,984)	(2,570)
HELICAL PLC	GS	8/23/2017	USD-LIBOR-BBA	31,059	110,544	4,303
HIGHWEALTH CONSTRUCTION CORP	GS	8/9/2017	USD-LIBOR-BBA	143,000	218,741	(6,020)
ID LOGISTICS GROUP	GS	2/22/2018	USD-Federal Funds-H.15	(482)	(69,471)	(4,649)
IMPALA PLATINUM HOLDINGS LTD	GS	11/30/2017	USD-Federal Funds-H.15	(36,348)	(131,415)	(12,753)
INFRAESTRUCTURA ENERGETICA N	GS	9/29/2017	USD-Federal Funds-H.15	(46,900)	(191,064)	(16,049)
INTERMEDIATE CAPITAL GROUP	GS	7/19/2017	USD-LIBOR-BBA	26,846	223,085	10,537
INTRON BIOTECHNOLOGY INC	GS	1/24/2018	USD-Federal Funds-H.15	(1,017)	(25,369)	1,959
IP GROUP PLC	GS	11/9/2017	USD-Federal Funds-H.15	(10,426)	(19,863)	(5,280)
IVANHOE MINES LTD-CL A	GS	9/29/2017	USD-Federal Funds-H.15	(34,800)	(40,050)	(28,854)
JB HI-FI LTD	GS	3/15/2017	USD-LIBOR-BBA	22,224	352,813	111,928
JB HI-FI LTD	GS	1/31/2018	USD-LIBOR-BBA	10,921	224,850	3,527
JBS SA	GS	10/12/2017	USD-LIBOR-BBA	104,394	349,614	393,671
KINTETSU DEPT STORE CO LTD	GS	7/13/2017	USD-Federal Funds-H.15	(21,000)	(66,729)	849
KONGSBERG AUTOMOTIVE ASA	GS	12/29/2017	USD-Federal Funds-H.15	(108,287)	(74,576)	(2,014)
KWONG LUNG ENTERPRISE CO LTD	GS	11/9/2017	USD-LIBOR-BBA	6,735	9,936	(175)
LITE-ON TECHNOLOGY CORP	GS	2/23/2018	USD-LIBOR-BBA	37,000	56,218	(529)
LUCARA DIAMOND CORP	GS	9/15/2017	USD-LIBOR-BBA	71,300	191,148	(48,453)
MACA LTD	GS	9/27/2017	USD-LIBOR-BBA	92,405	115,926	(5,157)
MACA LTD	GS	1/24/2018	USD-LIBOR-BBA	31,792	39,918	(1,808)
MAG SILVER CORP	GS	9/29/2017	USD-Federal Funds-H.15	(13,000)	(200,359)	15,662
MAG SILVER CORP	GS	9/29/2017	USD-Federal Funds-H.15	(16,100)	(241,992)	13,252
MAJOR DRILLING GROUP INTL	GS	1/19/2018	USD-Federal Funds-H.15	(16,100)	(77,353)	(19,955)
MBANK SA	GS	11/29/2017	USD-Federal Funds-H.15	(818)	(70,345)	(6,819)
MELROSE INDUSTRIES PLC	GS	10/4/2017	USD-Federal Funds-H.15	(122,040)	(267,244)	(32,194)
MERSEN (EX CARBON LORRAINE)	GS	1/10/2018	USD-LIBOR-BBA	2,755	60,632	6,860
MINERAL RESOURCES LTD	GS	8/31/2017	USD-LIBOR-BBA	42,025	328,500	62,120
MINERAL RESOURCES LTD	GS	11/9/2017	USD-LIBOR-BBA	35,978	312,570	21,842
NATURECELL CO LTD	GS	9/27/2017	USD-Federal Funds-H.15	(4,638)	(21,870)	1,516
NATUREX	GS	12/29/2017	USD-Federal Funds-H.15	(385)	(31,181)	(4,676)
NEOPOST SA	GS	2/22/2018	USD-LIBOR-BBA	1,943	63,942	202
NEW ZEALAND REFINING CO LTD	GS	4/26/2017	USD-LIBOR-BBA	33,378	66,808	(1,074)
NEXT BIOMETRICS GROUP AS	GS	10/3/2017	USD-Federal Funds-H.15	(3,898)	(68,494)	869
NHPC LTD	GS	4/19/2017	USD-LIBOR-BBA	198,147	63,066	84,576
NOBLE GROUP LTD	GS	12/21/2017	USD-Federal Funds-H.15	(349,901)	(45,291)	3,122

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2017
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
NORDEX SE	GS	12/19/2017	USD-Federal Funds-H.15	(1,851)	$(35,493)	$(3,400)
NORDIC NANOVECTOR ASA	GS	11/9/2017	USD-Federal Funds-H.15	(6,798)	(42,815)	(29,556)
NORTH MINING SHARES CO LTD	GS	10/3/2017	USD-Federal Funds-H.15	(109,737)	(2,646)	185
NORTHAM PLATINUM LTD	GS	1/4/2018	USD-Federal Funds-H.15	(33,159)	(99,706)	(26,177)
OBI PHARMA INC	GS	1/11/2018	USD-Federal Funds-H.15	(3,561)	(27,501)	(5,429)
ORASCOM DEVELOPMENT HOLDING	GS	10/3/2017	USD-Federal Funds-H.15	(2,069)	(13,943)	3,470
PAINTED PONY PETROLEUM	GS	2/1/2018	USD-Federal Funds-H.15	(3,400)	(23,286)	2,868
PAKISTAN OILFIELDS LTD	GS	7/12/2017	USD-LIBOR-BBA	4,600	15,363	21,624
PAKISTAN TELECOM CO LTD	GS	4/5/2017	USD-LIBOR-BBA	243,500	31,769	43,478
PEUGEOT SA	GS	9/6/2017	USD-LIBOR-BBA	28,320	411,115	114,568
PHYTOHEALTH CORP	GS	3/20/2017	USD-Federal Funds-H.15	(42,000)	(41,451)	1,541
PIONEER CEMENT LTD	GS	5/10/2017	USD-LIBOR-BBA	8,500	8,564	11,572
PIXEL COMPANYZ INC	GS	2/1/2018	USD-Federal Funds-H.15	(13,022)	(47,585)	6,733
PREMIER GOLD MINES LTD	GS	9/29/2017	USD-Federal Funds-H.15	(11,600)	(39,324)	13,222
PREMIER GOLD MINES LTD	GS	9/29/2017	USD-Federal Funds-H.15	(600)	(2,034)	684
PRETIUM RESOURCES INC	GS	12/14/2017	USD-Federal Funds-H.15	(16,800)	(167,887)	(12,998)
PRIME MEDIA GROUP LTD	GS	2/13/2018	USD-LIBOR-BBA	21,074	5,041	(180)
PSG GROUP LTD	GS	12/14/2017	USD-Federal Funds-H.15	(1,570)	(21,862)	(4,576)
PURECIRCLE LTD	GS	9/28/2017	USD-Federal Funds-H.15	(1,544)	(6,343)	911
QUABIT INMOBILIARIA SA	GS	2/7/2018	USD-LIBOR-BBA	42,722	97,615	13,730
QUALITY HOUSE PCL-FOREIGN	GS	10/12/2017	USD-LIBOR-BBA	1,188,881	80,890	89,157
REALIA BUSINESS SA	GS	7/7/2017	USD-LIBOR-BBA	36,026	38,678	(3,687)
ROYAL MAIL PLC	GS	2/22/2017	USD-LIBOR-BBA	28,611	173,802	(25,816)
S.O.I.T.E.C.	GS	12/29/2017	USD-Federal Funds-H.15	(49,079)	(50,152)	(43,068)
SAMSUNG ENGINEERING CO LTD	GS	11/22/2017	USD-Federal Funds-H.15	(2,960)	(25,660)	(6,433)
SANSIRI PUBLIC CO LTD-FORGN	GS	5/11/2017	USD-LIBOR-BBA	2,488,330	110,965	132,180
SELECT HARVESTS LTD	GS	8/9/2017	USD-LIBOR-BBA	27,342	117,070	(1,476)
SEMIRARA MINING AND POWER CO	GS	1/25/2018	USD-LIBOR-BBA	4,610	12,061	12,524
SEVEN STAR WORKS CO LTD	GS	1/11/2018	USD-Federal Funds-H.15	(1,396)	(5,284)	(518)
SOPHOS GROUP PLC	GS	9/28/2017	USD-Federal Funds-H.15	(26,844)	(86,525)	(5,973)
ST SHINE OPTICAL CO LTD	GS	1/10/2018	USD-LIBOR-BBA	12,000	224,015	2,898
STCUBE	GS	12/11/2017	USD-Federal Funds-H.15	(6,366)	(28,180)	(415)
STOBART GROUP LTD	GS	2/14/2018	USD-Federal Funds-H.15	(24,779)	(53,442)	(2,296)
SYNCMOLD ENTERPRISE CORP	GS	4/7/2017	USD-LIBOR-BBA	9,087	14,029	4,255
SYNTEC CONSTRUCTION PCL-FOR	GS	1/19/2018	USD-LIBOR-BBA	581,600	80,509	97,475
SYSGRATION LIMITED	GS	7/12/2017	USD-Federal Funds-H.15	(25,600)	(11,840)	3,310
TAIFLEX SCIENTIFIC CO LTD	GS	1/3/2018	USD-LIBOR-BBA	67,000	66,680	12,583
TAIWAN FU HSING INDUSTRIAL	GS	9/27/2017	USD-LIBOR-BBA	3,766	5,221	(75)
TAIWAN PCB TECHVEST CO LTD	GS	1/3/2018	USD-LIBOR-BBA	23,000	22,411	(519)
THAI REINSURANCE PUB CO-FOR	GS	1/25/2018	USD-Federal Funds-H.15	(26,085)	(1,491)	(36)
THAI VEGETABLE OIL PCL-FOR	GS	4/27/2017	USD-LIBOR-BBA	13,000	8,614	15,141
TOKYO KIKAI SEISAKUSHO LTD	GS	11/24/2017	USD-Federal Funds-H.15	(67,000)	(47,874)	3,001
TOURISM HOLDINGS LTD	GS	10/11/2017	USD-LIBOR-BBA	41,412	100,240	17,865
TRAIS CO LTD	GS	1/9/2018	USD-Federal Funds-H.15	(5,275)	(7,998)	(308)
TRANSACTION CO LTD	GS	2/16/2018	USD-Federal Funds-H.15	(4,000)	(67,722)	(6,337)
TRICAN WELL SERVICE LTD	GS	1/25/2018	USD-Federal Funds-H.15	(900)	(3,038)	(342)
TRUE CORP PCL-FOREIGN	GS	9/21/2017	USD-Federal Funds-H.15	(1,242,200)	(283,977)	52,851
TWI PHARMACEUTICALS INC	GS	1/31/2018	USD-Federal Funds-H.15	(242)	(793)	26
UNIVERSAL HEALTH INTERNATION	GS	10/18/2017	USD-Federal Funds-H.15	(214,200)	(11,144)	2,032
URANIUM PARTICIPATION CORP	GS	3/1/2018	USD-Federal Funds-H.15	(13,800)	(47,624)	3,113
USINAS SIDER MINAS GER-PF A	GS	9/29/2017	USD-Federal Funds-H.15	(156,770)	(174,193)	(86,622)
VALLOUREC SA	GS	2/7/2018	USD-Federal Funds-H.15	(4,377)	(33,361)	2,317
VIRBAC SA	GS	1/24/2018	USD-Federal Funds-H.15	(351)	(59,260)	(5,382)
WAYS TECHNICAL CORP LTD	GS	1/18/2018	USD-Federal Funds-H.15	(9,074)	(4,729)	287

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2017
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
WELL SHIN TECHNOLOGY CO LTD	GS	10/3/2017	USD-LIBOR-BBA	4,000	$6,228	$265
WESTJET AIRLINES LTD	GS	9/1/2017	USD-LIBOR-BBA	10,200	178,186	(6,166)
WESTON (GEORGE) LTD	GS	10/5/2017	USD-LIBOR-BBA	3,500	292,615	5,688
XERO LTD	GS	11/22/2017	USD-Federal Funds-H.15	(5,288)	(67,917)	(4,982)
YANG MING MARINE TRANSPORT	GS	6/14/2017	USD-Federal Funds-H.15	(49,000)	(11,653)	2,918
YFC-BONEAGLE ELECTRIC CO LTD	GS	10/13/2017	USD-LIBOR-BBA	73,000	57,418	83,880
2U Inc	MS	8/16/2017	LIBOR-1M	(4,700)	(161,915)	1,927
3I GROUP PLC	MS	10/24/2017	SONIA-1D	51,100	455,147	(5,143)
8X8 INC	MS	8/16/2017	LIBOR-1M	10,400	155,480	9,360
ABAXIS INC	MS	8/16/2017	LIBOR-1M	(1,300)	(63,167)	(3,075)
ABC	MS	10/24/2017	EONIA-1D	53,866	389,355	6,984
ABC BANCORP	MS	8/16/2017	LIBOR-1M	(4,100)	(179,170)	(5,740)
ABCAM PLC	MS	10/24/2017	SONIA-1D	5,400	55,437	167
ABERCROM FITCH A	MS	8/16/2017	LIBOR-1M	(7,600)	(91,124)	2,888
ABRAXAS PETE	MS	8/16/2017	LIBOR-1M	24,600	63,446	(2,684)
ACCESS NATIONAL	MS	8/16/2017	LIBOR-1M	4,500	130,140	(10,080)
ACCO BRANDS CORP	MS	8/16/2017	LIBOR-1M	16,500	211,200	(825)
ACCOR	MS	10/24/2017	EONIA-1D	(7,690)	(316,602)	4,985
ACETO CORP	MS	8/16/2017	LIBOR-1M	(4,500)	(96,435)	10,530
ACONEX LTD	MS	10/15/2018	FEDEF-1D	(1,467)	(4,730)	1,386
ADP PROMESSES	MS	10/24/2017	EONIA-1D	(7,216)	(819,805)	19,101
ADTRAN INC	MS	8/16/2017	LIBOR-1M	8,000	178,800	(2,880)
ADV ENRGY INDS	MS	8/16/2017	LIBOR-1M	3,000	172,230	4,290
AEGEAN MARINE PETROLEUM NETWORK INC	MS	8/16/2017	LIBOR-1M	6,400	67,840	2,880
AEROHIVE NETWRKS	MS	8/16/2017	LIBOR-1M	(21,200)	(122,112)	636
AEVI GENOMIC MEDICINE INC	MS	8/16/2017	LIBOR-1M	(9,100)	(48,230)	4,914
AG GROWTH INTL INC COM SHS	MS	10/16/2017	LIBOR-1M	2,800	112,291	5,487
AIMMUNE THERAPEU	MS	8/16/2017	LIBOR-1M	(3,300)	(72,138)	11,814
AIR LIQUIDE	MS	10/24/2017	EONIA-1D	(7,199)	(801,539)	23,723
AK STEEL HOLDING ORD	MS	8/16/2017	LIBOR-1M	15,700	173,014	(46,158)
AL WAHA CAPITAL	MS	11/15/2017	LIBOR-1M	113,578	79,089	(8,274)
ALLIANCE HEALTHCARE SVCES INC	MS	8/16/2017	LIBOR-1M	4,800	46,800	120
ALLIED MINDS PLC	MS	10/24/2017	SONIA-1D	(2,109)	(10,613)	50
ALLIED MOTION TECHNOLOGIES INC	MS	8/16/2017	LIBOR-1M	(3,600)	(78,228)	(1,116)
ALMOST FAMILY INC	MS	8/16/2017	LIBOR-1M	2,700	125,685	1,890
ALPHA PRO TECH	MS	8/16/2017	LIBOR-1M	12,600	39,060	-
ALROSA PAO	MS	8/3/2017	LIBOR-1M	79,600	129,323	10,684
ALSTRIA OFFICE	MS	10/24/2017	EONIA-1D	(9,990)	(122,670)	(2,159)
AMARIN CORP PLC AC	MS	8/16/2017	LIBOR-1M	10,500	31,395	(210)
AMG	MS	10/24/2017	EONIA-1D	29,648	539,759	9,290
AMNIS Co Ltd	MS	11/1/2017	FEDEF-1D	(411)	(1,980)	564
AMNIS Co Ltd	MS	10/15/2018	FEDEF-1D	(1,888)	(9,096)	2,589
ANALOGIC CORP	MS	8/16/2017	LIBOR-1M	(1,500)	(115,488)	(988)
Anheuser-Busch InBev SA/NV	MS	10/24/2017	EONIA-1D	(5,436)	(579,991)	15,271
APERAM	MS	10/24/2017	EONIA-1D	17,050	790,842	13,908
APPLIED OPTOELR	MS	8/16/2017	LIBOR-1M	2,100	47,712	16,884
ARBOR REALTY	MS	8/16/2017	LIBOR-1M	16,500	124,905	(3,135)
ARCHROCK INC	MS	8/16/2017	LIBOR-1M	8,400	126,840	(4,200)
ARDMORE SHIPPING	MS	8/16/2017	LIBOR-1M	(11,600)	(87,645)	2,384
ARES COMMERCIAL REAL ESTATE	MS	8/16/2017	LIBOR-1M	6,000	83,760	(2,880)
ARGAN INC	MS	8/16/2017	LIBOR-1M	2,300	161,805	7,820
ARMSTRONG FLOORING INC	MS	8/16/2017	LIBOR-1M	(4,300)	(86,172)	(4,257)
ASCOPIAVE	MS	10/24/2017	EONIA-1D	92,536	276,946	(4,599)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2017
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
ASIA PLASTIC	MS	10/12/2017	FEDEF-1D	108,000	$57,308	$2,473
ASKARI BANK	MS	10/10/2018	FEDEF-1D	188,372	45,719	(182)
ASSURA PLC	MS	11/14/2017	FEDEF-1D	(101,252)	(77,333)	11,169
ASTRAZENECA PLC	MS	10/24/2017	SONIA-1D	(1,560)	(84,753)	2,877
ASTRONICS	MS	8/16/2017	LIBOR-1M	(1,300)	(43,927)	1,274
ASTRONICS CORP C	MS	8/16/2017	LIBOR-1M	(195)	(6,636)	201
AT HOME GROUP INC	MS	8/16/2017	LIBOR-1M	5,668	84,793	1,587
ATARA BIOTHERAOEYTICS INC	MS	8/16/2017	LIBOR-1M	(1,800)	(29,880)	5,670
ATRICURE	MS	8/16/2017	LIBOR-1M	(8,300)	(138,112)	3,071
AUDIOCODES LTD	MS	8/16/2017	LIBOR-1M	26,500	170,925	3,975
AUSDRILL LTD	MS	9/13/2017	LIBOR-1M	11,320	10,868	1,092
AUSTEVOLL	MS	10/24/2017	NIBOR-1W	65,062	619,864	(17,767)
AVANQUEST	MS	11/14/2017	FEDEF-1D	(79,255)	(21,817)	(7,178)
AVON RUBBER PLC	MS	10/24/2017	SONIA-1D	10,097	130,963	(381)
AXT INC	MS	8/16/2017	LIBOR-1M	17,800	103,240	(890)
B2 HOLDING AS	MS	10/24/2017	NIBOR-1W	(86,890)	(162,334)	5,205
BALFOUR BEATTY PLC	MS	11/14/2017	FEDEF-1D	(56,402)	(191,110)	7,892
BANCO ABC BRASIL SA	MS	11/15/2017	LIBOR-1M	14,700	63,673	15,362
BANKFINANCIAL	MS	8/16/2017	LIBOR-1M	(5,800)	(84,796)	6,670
BANNER CORP	MS	8/16/2017	LIBOR-1M	3,000	172,650	(4,290)
BARCO N.V.	MS	10/24/2017	EONIA-1D	3,366	290,944	1,564
BARLOWORLD LIMITED	MS	11/20/2017	LIBOR-1M	32,958	278,989	(9,629)
BAZAARVOICE INC	MS	8/16/2017	LIBOR-1M	5,700	25,935	855
BBCK&WLCX ENTRPR	MS	8/16/2017	LIBOR-1M	(4,700)	(75,106)	(3,102)
BE SEMICOND IND	MS	10/24/2017	EONIA-1D	22,400	805,445	3,388
BEAZER HOMES	MS	8/16/2017	LIBOR-1M	5,800	77,894	4,814
BEKAERT	MS	10/24/2017	EONIA-1D	1,850	80,265	(112)
BEL FUSE CL B	MS	8/16/2017	LIBOR-1M	1,900	61,560	(1,007)
BENEFICIAL BANCORP INC	MS	8/16/2017	LIBOR-1M	(3,700)	(67,710)	1,665
BENEFITFOCUS INC	MS	8/16/2017	LIBOR-1M	(4,800)	(150,341)	5,141
BERKSHIRE HILL	MS	8/16/2017	LIBOR-1M	4,700	168,495	(2,115)
BGEO GROUP PLC	MS	10/24/2017	SONIA-1D	14,040	496,522	26,304
BIG 5 SPORTING	MS	8/16/2017	LIBOR-1M	5,500	90,475	(5,775)
BIGLARI HOLDINGS INC	MS	8/16/2017	LIBOR-1M	90	43,160	(3,272)
BILLABONG INTERNATIONAL LTD	MS	10/15/2018	FEDEF-1D	(37,573)	(34,828)	(3,734)
BIOLEADERS CORP	MS	11/1/2017	FEDEF-1D	(844)	(5,273)	477
BIOTEST VZ	MS	10/24/2017	EONIA-1D	11,000	179,427	11,148
BLACK BOX CORP	MS	8/16/2017	LIBOR-1M	9,400	137,710	(12,220)
Blue Hills Bancorp, Inc. Common Stock	MS	8/16/2017	LIBOR-1M	(11,000)	(200,200)	(8,800)
BLUE PRISM GROUP PLC	MS	11/14/2017	FEDEF-1D	(11,845)	(74,867)	6,247
BNN TECHNOLOGY PLC	MS	11/14/2017	FEDEF-1D	(34,825)	(51,329)	(2,280)
BOBST GRP N	MS	10/24/2017	TOIS-1D	2,204	158,714	2,229
BOINGO WIRELESS INC	MS	8/16/2017	LIBOR-1M	(11,100)	(137,418)	7,548
BOLIDEN	MS	10/24/2017	STIBO-1W	8,220	239,128	789
BOLLORE	MS	10/24/2017	EONIA-1D	(200,000)	(797,372)	(1,945)
BOSKALIS CERT	MS	10/24/2017	EONIA-1D	(6,200)	(232,371)	2,904
BOSTON PRIVATE FINANCIAL	MS	8/16/2017	LIBOR-1M	6,300	104,580	(630)
BOTA BIO CO LTD	MS	10/15/2018	FEDEF-1D	(4,719)	(47,257)	41,161
BRASKEM PNA	MS	11/15/2017	LIBOR-1M	31,800	246,930	81,141
BRISTOW GROUP INC	MS	8/16/2017	LIBOR-1M	(6,000)	(111,600)	5,640
BROOKLINE BANCP	MS	8/16/2017	LIBOR-1M	11,100	183,150	(8,325)
BUILD A BEAR WRK	MS	8/16/2017	LIBOR-1M	(10,300)	(144,200)	20,600
BURCKHARDT	MS	10/24/2017	TOIS-1D	(1,679)	(496,283)	849
BUREAU VERITAS	MS	10/24/2017	EONIA-1D	(9,200)	(181,532)	1,417

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2017
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
BWX LTD	MS	9/13/2017	FEDEF-1D	(8,761)	$(30,607)	$1,186
CAIRN ENERGY PLC	MS	11/14/2017	FEDEF-1D	(38,916)	(108,286)	(2,628)
CAIRN HOMES PLC	MS	10/24/2017	EONIA-1D	(574,153)	(798,692)	12,407
CALGON CARB CP	MS	8/16/2017	LIBOR-1M	(3,400)	(56,950)	3,060
CALTEX AUSTRALIA LTD	MS	9/13/2017	LIBOR-1M	16,649	378,779	(19,444)
CAMBREX CORP	MS	8/16/2017	LIBOR-1M	3,300	185,130	(12,045)
CANFOR PULP PRODUCTS INC	MS	10/16/2017	LIBOR-1M	8,540	67,136	1,559
CAP SENR LIVING	MS	8/16/2017	LIBOR-1M	(8,000)	(139,600)	6,240
CAPITAL & COUNTIES PROPERTIE	MS	10/24/2017	SONIA-1D	(167,100)	(566,543)	(5,256)
CAPITAL BANK FINANCIAL	MS	8/16/2017	LIBOR-1M	(4,300)	(164,045)	(5,375)
CAPITAL CITY BK	MS	8/16/2017	LIBOR-1M	(5,600)	(112,840)	(3,024)
CARDIOVASCULAR SYS INC	MS	8/16/2017	LIBOR-1M	7,200	174,600	3,240
CARROLS HOLDINGS CORP	MS	8/16/2017	LIBOR-1M	5,100	78,030	(4,845)
CATAPULT GROUP INTERNATIONAL	MS	10/15/2018	FEDEF-1D	(36,704)	(73,792)	4,822
CAVERION OYJ	MS	10/24/2017	EONIA-1D	(24,500)	(202,849)	6,170
CBIZ INC	MS	8/16/2017	LIBOR-1M	9,600	128,640	(2,880)
CDI CORP	MS	8/16/2017	LIBOR-1M	(7,300)	(60,955)	(1,825)
CEBU AIR INC	MS	5/11/2017	FEDEF-1D	33,500	71,155	(7,295)
CEDAR REALTY TRUST INC	MS	8/16/2017	LIBOR-1M	(12,200)	(75,889)	2,567
CELADON GP	MS	8/16/2017	LIBOR-1M	(13,500)	(110,025)	8,785
CENTRL GAR & PET	MS	8/16/2017	LIBOR-1M	5,600	171,304	1,064
CENTURY BNCP A	MS	8/16/2017	LIBOR-1M	1,200	72,360	144
CERUS CORP	MS	8/16/2017	LIBOR-1M	(11,500)	(51,750)	2,760
CEWE STIFTUNG & CO KGAA	MS	10/24/2017	EONIA-1D	6,481	549,618	(22,758)
CHANGYOU.COM LTD-ADR	MS	8/16/2017	LIBOR-1M	2,400	57,480	408
CHARGEURS INT	MS	10/24/2017	EONIA-1D	5,140	96,687	4,054
CHATHAM LODGING TRUST	MS	8/16/2017	LIBOR-1M	(5,900)	(119,180)	(295)
CHINA DST ED HLD	MS	8/16/2017	LIBOR-1M	2,200	24,662	(1,936)
CHINA DVLP FIN H	MS	10/12/2017	FEDEF-1D	(418,000)	(103,002)	(3,111)
CHUYS HOLDINGS INC	MS	8/16/2017	LIBOR-1M	(4,000)	(124,600)	7,000
CIE AUTOMOTIVE SA	MS	10/24/2017	EONIA-1D	13,769	276,261	(20,307)
CINEWORLD GROUP PLC	MS	10/24/2017	SONIA-1D	7,800	58,092	2,110
CITIZENS & NORTH	MS	8/16/2017	LIBOR-1M	(5,000)	(129,400)	9,300
CITY HOLDING	MS	8/16/2017	LIBOR-1M	(2,300)	(152,260)	2,553
CLEAN ENERGY FUELS CORP	MS	8/16/2017	LIBOR-1M	16,100	47,656	(5,957)
CLIFTON BANCORP INC	MS	8/16/2017	LIBOR-1M	(11,000)	(184,030)	13,310
CLOUD PEAK ENERGY INC	MS	8/16/2017	LIBOR-1M	5,200	29,276	312
CNH INDUSTRIAL NV	MS	10/24/2017	EONIA-1D	(14,400)	(134,192)	7,799
COGECO INC	MS	10/16/2017	LIBOR-1M	2,200	100,263	4,882
COHERUS BIOSCIENCES INC	MS	8/16/2017	LIBOR-1M	(1,900)	(53,200)	190
COHU INC	MS	8/16/2017	LIBOR-1M	5,500	74,360	(1,760)
COMMERCIAL VHCLE	MS	8/16/2017	LIBOR-1M	27,900	150,381	15,903
CONIFER HOLDINGS INC.	MS	8/16/2017	LIBOR-1M	(4,300)	(30,100)	(2,365)
CONS AUX FERR	MS	10/24/2017	EONIA-1D	4,680	195,080	(4,955)
CONTROL4 CORP	MS	8/16/2017	LIBOR-1M	2,600	28,600	(572)
CORE MOLDING TECH	MS	8/16/2017	LIBOR-1M	6,900	114,195	(7,797)
COSAN LTD -CL A	MS	8/16/2017	LIBOR-1M	16,500	129,195	5,775
COSMO PHARMACEUTICALS NV	MS	10/24/2017	TOIS-1D	(1,210)	(204,374)	(1,669)
COSTAMARE INC	MS	8/16/2017	LIBOR-1M	(10,200)	(54,261)	99
COUNTRYWIDE PLC	MS	11/14/2017	FEDEF-1D	(28,418)	(142,985)	80,401
COVENANT TRANSPORTATION GRP	MS	8/16/2017	LIBOR-1M	(6,300)	(121,897)	(13,742)
CRA INTL INC	MS	8/16/2017	LIBOR-1M	5,300	187,673	(11,554)
CRAMO OYJ	MS	10/24/2017	EONIA-1D	16,824	425,725	(6,734)
CUROCOM CO LTD	MS	11/1/2017	FEDEF-1D	(3,147)	(8,101)	1,158

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2017
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
DAIRY CREST GROUP PLC	MS	11/14/2017	FEDEF-1D	(10,585)	$(83,485)	$4,274
DAKTRONICS INC	MS	8/16/2017	LIBOR-1M	7,400	79,698	(4,514)
DAQO NEW ENERGY CORP	MS	8/16/2017	LIBOR-1M	4,100	86,674	13,448
DART GROUP PLC	MS	10/24/2017	SONIA-1D	64,600	393,144	24,783
DAWSON GEOPHYSICAL CO	MS	8/16/2017	LIBOR-1M	6,200	49,538	(434)
DEL FRISCO’S RESTARUANT GROUP	MS	8/16/2017	LIBOR-1M	2,000	35,900	(900)
DELEK US HOLDINGS INC	MS	8/16/2017	LIBOR-1M	(4,900)	(117,992)	10,367
DELTIC TIMBER	MS	8/16/2017	LIBOR-1M	(1,600)	(123,120)	1,568
DESTINATION XL GROUP	MS	8/16/2017	LIBOR-1M	(20,200)	(70,700)	(1,010)
DEUTSCHE BETEILIGUNGS AG	MS	10/24/2017	EONIA-1D	11,069	382,704	16,390
DEUTSCHE PFANDBR	MS	10/24/2017	EONIA-1D	5,600	56,905	36
DEUTZ AG	MS	10/24/2017	EONIA-1D	41,700	259,590	16,911
DFDS	MS	10/24/2017	CIBOR-1W	1,350	65,946	78
DHI GROUP INC	MS	8/16/2017	LIBOR-1M	14,000	84,000	(4,200)
DIME COMMUNITY BANCSHARES	MS	8/16/2017	LIBOR-1M	3,400	69,020	3,740
DIPLOMAT PHARM	MS	8/16/2017	LIBOR-1M	(5,500)	(75,898)	327
DOUGLAS DYNAMICS INC	MS	8/16/2017	LIBOR-1M	2,300	75,785	1,955
DSV	MS	10/24/2017	CIBOR-1W	(420)	(19,961)	(445)
DUCOMMUN INC	MS	8/16/2017	LIBOR-1M	7,000	189,280	18,130
DYNEGY INC (NEW)	MS	8/16/2017	LIBOR-1M	(18,400)	(171,488)	(4,232)
EASYJET PLC	MS	10/24/2017	SONIA-1D	(61,570)	(804,860)	69,007
ECHO GLOBAL LOGISTICS INC	MS	8/16/2017	LIBOR-1M	(4,800)	(119,520)	5,520
EDF	MS	10/24/2017	EONIA-1D	(3,900)	(39,111)	682
EHEALTH INC	MS	8/16/2017	LIBOR-1M	(9,500)	(115,615)	(855)
EL POLLO LOCO HOLDINGS INC	MS	8/16/2017	LIBOR-1M	(9,100)	(115,570)	2,275
EMCORE CORP	MS	8/16/2017	LIBOR-1M	8,200	74,210	(410)
EML PAYMENTS LIMITED	MS	9/13/2017	FEDEF-1D	(29,439)	(42,288)	4,076
ENDOLOGIX INC	MS	8/16/2017	LIBOR-1M	(11,900)	(71,995)	(9,639)
ENERNOC INC	MS	8/16/2017	LIBOR-1M	(6,400)	(38,720)	2,240
ENTERCOM COMMUNICATIONS CORP	MS	8/16/2017	LIBOR-1M	11,400	173,280	(11,400)
ENTERPRISE FINANCIAL SERVICES CORP	MS	8/16/2017	LIBOR-1M	3,200	130,560	2,720
ENTERTAINMENT ONE LTD	MS	10/24/2017	SONIA-1D	61,100	180,560	(3,228)
ENTRAVISION COMM	MS	8/16/2017	LIBOR-1M	(6,800)	(44,200)	7,480
ENZO BIOCHEM INC	MS	8/16/2017	LIBOR-1M	19,900	143,081	(10,149)
ESCALADE INC	MS	8/16/2017	LIBOR-1M	(3,500)	(46,375)	175
ESPERION THERAPEUTIC	MS	8/16/2017	LIBOR-1M	(2,400)	(32,880)	3,792
ESSA BANCORP	MS	8/16/2017	LIBOR-1M	(2,700)	(43,119)	378
ESSENTRA PLC	MS	10/24/2017	SONIA-1D	(108,800)	(605,949)	45,580
ESSENTRA PLC	MS	11/14/2017	FEDEF-1D	(33,418)	(226,541)	54,614
ESTRN VIRGINIA	MS	8/16/2017	LIBOR-1M	3,700	37,925	(925)
EVOLVA HLDG SA	MS	10/24/2017	TOIS-1D	(618,098)	(350,082)	25,006
EVOLVING SYS R/S	MS	8/16/2017	LIBOR-1M	10,700	46,010	535
EVRAZ PLC	MS	10/24/2017	SONIA-1D	16,500	46,020	270
EVS BROADCAST EQ	MS	10/24/2017	EONIA-1D	2,748	95,129	30
EXACTECH INC	MS	8/16/2017	LIBOR-1M	4,200	115,290	(11,760)
EXPRESS INC	MS	8/16/2017	LIBOR-1M	(9,400)	(101,520)	1,598
EXTREME NETWORKS	MS	8/16/2017	LIBOR-1M	38,100	204,978	5,715
EZCORP INC A	MS	8/16/2017	LIBOR-1M	3,900	41,340	(2,730)
FABRINET	MS	8/16/2017	LIBOR-1M	3,800	129,238	30,856
FAMOUS DAVE S	MS	8/16/2017	LIBOR-1M	(6,300)	(33,075)	(945)
FARMERS NAT BNCP	MS	8/16/2017	LIBOR-1M	12,200	176,290	(22,570)
FARO TECHNOLOG	MS	8/16/2017	LIBOR-1M	3,200	122,720	(4,000)
FAYSAL BANK LTD	MS	10/10/2018	FEDEF-1D	227,239	49,963	3,559
FBR AMP CO	MS	8/16/2017	LIBOR-1M	(5,600)	(76,720)	(3,360)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2017
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
FED AGRIC MTG CORP-CL C	MS	8/16/2017	LIBOR-1M	1,900	$113,107	$(7,353)
FEDERAL SIGNAL	MS	8/16/2017	LIBOR-1M	2,700	43,308	(1,350)
FEDERATED NATIONAL HOLDING CO	MS	8/16/2017	LIBOR-1M	(5,600)	(109,760)	6,608
FELCOR SUITE HTL	MS	8/16/2017	LIBOR-1M	(18,600)	(148,056)	4,836
FERREXPO PLC	MS	11/14/2017	LIBOR-1M	99,621	60,182	130,105
FERROVIAL SA	MS	10/24/2017	EONIA-1D	(42,230)	(782,510)	18,251
FEVERTREE DRINKS PLC	MS	11/14/2017	FEDEF-1D	(11,650)	(166,026)	(18,876)
FIELMANN	MS	10/24/2017	EONIA-1D	(1,600)	(110,638)	(1,106)
FIESTA RSTRN GRP	MS	8/16/2017	LIBOR-1M	(4,600)	(128,800)	7,820
FILA KOREA	MS	11/1/2017	FEDEF-1D	(1,303)	(72,923)	(4,700)
FILA KOREA	MS	10/15/2018	FEDEF-1D	(1,289)	(73,396)	(3,011)
FINISH LINE A	MS	8/16/2017	LIBOR-1M	(7,900)	(140,718)	4,838
FIRST BANCORP	MS	8/16/2017	LIBOR-1M	(2,700)	(74,439)	(4,590)
FIRST BUSI FINCL	MS	8/16/2017	LIBOR-1M	(3,500)	(84,665)	(140)
FIRST DEFIANCE	MS	8/16/2017	LIBOR-1M	2,400	117,672	(1,368)
FIRST L I CORP	MS	8/16/2017	LIBOR-1M	3,900	106,470	(780)
FIRST REP BANCP	MS	8/16/2017	LIBOR-1M	(7,600)	(60,040)	2,660
FLEXION THERAPEUTICS INC	MS	8/16/2017	LIBOR-1M	(3,800)	(76,000)	2,280
FLY LEASING LTD	MS	8/16/2017	LIBOR-1M	(3,200)	(43,968)	32
FORESTAR GROUP INC	MS	8/16/2017	LIBOR-1M	(5,700)	(75,525)	1,140
Fourth Link Inc	MS	10/15/2018	FEDEF-1D	(8,150)	(33,126)	140
FRANCESCAS HOLDINGS CORP	MS	8/16/2017	LIBOR-1M	7,500	136,875	(6,075)
Franklin Covey Co	MS	8/16/2017	LIBOR-1M	(9,200)	(170,728)	9,728
Franklin Financial Network Inc. Com Accr	MS	8/16/2017	LIBOR-1M	4,300	176,730	(10,965)
FREIGHTCAR AMERICA INC	MS	8/16/2017	LIBOR-1M	(8,500)	(130,730)	7,905
FRESNILLO PLC	MS	10/24/2017	SONIA-1D	(14,380)	(256,612)	(6,247)
FST BUSEY CORP	MS	8/16/2017	LIBOR-1M	5,666	177,402	(10,652)
FST MERCHANTS	MS	8/16/2017	LIBOR-1M	5,200	191,464	7,852
FTD COMPANIES IN	MS	8/16/2017	LIBOR-1M	(1,600)	(37,488)	720
FutureFuel Corp Common shares	MS	8/16/2017	LIBOR-1M	8,900	122,731	(7,120)
GAMCO INVESTORS INC	MS	8/16/2017	LIBOR-1M	(3,500)	(111,685)	9,485
GB GROUP PLC	MS	11/14/2017	FEDEF-1D	(3,566)	(11,675)	(4,301)
GENER8 MARITIME	MS	8/16/2017	LIBOR-1M	(9,100)	(39,767)	(6,188)
GENMARK DIAGNOSTICS INC	MS	8/16/2017	LIBOR-1M	(11,600)	(150,800)	10,092
GENUS PLC	MS	10/24/2017	SONIA-1D	3,050	65,924	(41)
GEOSPACE TECHNOLOGIES CORP	MS	8/16/2017	LIBOR-1M	(2,200)	(48,488)	(2,860)
GIBRALTAR INDUSTRIES INC	MS	8/16/2017	LIBOR-1M	4,600	203,090	(1,150)
GIVAUDAN N	MS	10/24/2017	TOIS-1D	(11)	(20,148)	356
GLOBAL EAGLE ENTERTAINMENT	MS	8/16/2017	LIBOR-1M	(13,600)	(84,320)	544
GN STORE NORD	MS	10/24/2017	CIBOR-1W	4,490	98,315	2,342
GNC HOLDING INC	MS	8/16/2017	LIBOR-1M	(12,000)	(128,135)	21,695
GO-AHEAD GROUP PLC	MS	10/24/2017	SONIA-1D	2,450	67,347	1,788
GOCOMPARE.COM GROUP PLC	MS	10/24/2017	SONIA-1D	164,309	164,670	11,550
GOLDEN ENTERTAINMENT INC	MS	8/16/2017	LIBOR-1M	(7,700)	(89,012)	4,158
GOLDFIELD CORP	MS	8/16/2017	LIBOR-1M	13,200	73,920	5,940
GRANGES	MS	10/24/2017	STIBO-1W	43,898	478,397	8,789
GREAT CDN GAM	MS	10/16/2017	LIBOR-1M	8,000	145,638	10,662
GREEN BANCORP INC	MS	8/16/2017	LIBOR-1M	(4,600)	(69,460)	(9,430)
GREEN BRICK PARTNERS INC	MS	8/16/2017	LIBOR-1M	(6,700)	(67,000)	2,680
GREENHILL	MS	8/16/2017	LIBOR-1M	(2,900)	(77,430)	(8,265)
GREENLIGHT CAPITAL RE LTD	MS	8/16/2017	LIBOR-1M	(8,500)	(200,600)	8,500
GREGGS PLC	MS	10/24/2017	SONIA-1D	19,250	243,870	(8,476)
GUARANTY BANCORP	MS	8/16/2017	LIBOR-1M	3,600	89,100	(1,980)
GURIT I	MS	10/24/2017	TOIS-1D	885	707,123	(21,930)
GWA GROUP LTD	MS	10/15/2018	LIBOR-1M	52,783	116,282	(11,920)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2017
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
H & R	MS	10/24/2017	EONIA-1D	1,270	$20,651	$549
H&E EQUIPMENT SERVICES INC	MS	8/16/2017	LIBOR-1M	(3,800)	(84,702)	(17,399)
HABIT RESTAURANTS INC/THE	MS	8/16/2017	LIBOR-1M	(8,700)	(143,550)	17,400
HACKETT GROUP INC	MS	8/16/2017	LIBOR-1M	9,400	164,594	(11,844)
HAENGNAM HOUSEHOLD AND HEALTH CARE, INC	MS	10/15/2018	FEDEF-1D	(27,198)	(37,340)	5,471
HANJIN TRANS	MS	11/1/2017	FEDEF-1D	(1,723)	(43,280)	644
HANMI FINANCIAL	MS	8/16/2017	LIBOR-1M	2,800	100,240	(7,420)
HARBORONE BANCORP INC	MS	8/16/2017	LIBOR-1M	(3,900)	(74,880)	2,262
HARDINGE INC	MS	8/16/2017	LIBOR-1M	7,400	86,506	(8,066)
HARVARD BIOSCI	MS	8/16/2017	LIBOR-1M	20,400	57,120	4,080
HAYNES INTL	MS	8/16/2017	LIBOR-1M	(1,500)	(65,250)	3,585
Health Insurance Innovations Inc	MS	8/16/2017	LIBOR-1M	5,400	100,980	2,160
HEIDELB ZEMENT	MS	10/24/2017	EONIA-1D	(870)	(81,648)	(2,143)
HEIDRICK STRUGG	MS	8/16/2017	LIBOR-1M	7,000	167,300	(10,850)
HELIX ENERGY SOLUTIONS GROUP INC	MS	8/16/2017	LIBOR-1M	4,000	34,640	(720)
HENNES & MAURITZ B	MS	10/24/2017	STIBO-1W	(25,600)	(709,403)	(22,846)
HERITAGE INSURANCE HOLDINGS IN	MS	8/16/2017	LIBOR-1M	(3,600)	(56,592)	5,544
HERITAGE-CRYSTAL CLEAN INC	MS	8/16/2017	LIBOR-1M	2,600	38,740	130
HIBBETT SPORTS INC	MS	8/16/2017	LIBOR-1M	(2,900)	(100,340)	4,640
HIGHLAND GOLD MINING LTD	MS	11/14/2017	LIBOR-1M	76,810	125,068	42,883
HLB INC	MS	11/1/2017	FEDEF-1D	(2,318)	(24,658)	(3,895)
HOMESTREET INC	MS	8/16/2017	LIBOR-1M	5,400	170,100	(28,620)
HORIZON GBL CORP	MS	8/16/2017	LIBOR-1M	2,300	51,888	(6,877)
HORNBECK OFF SRV	MS	8/16/2017	LIBOR-1M	(10,800)	(78,732)	432
HORTONWORKS INC	MS	8/16/2017	LIBOR-1M	(8,100)	(74,520)	(4,050)
HSBC HOLDINGS PLC	MS	10/24/2017	SONIA-1D	(46,000)	(392,592)	1,157
HYUNDAI MIPO DOCKYARD	MS	11/1/2017	FEDEF-1D	(3,553)	(234,024)	58,957
HYUNDAI MIPO DOCKYARD	MS	10/15/2018	FEDEF-1D	(4,169)	(242,862)	37,442
ICU MEDICAL INC	MS	8/16/2017	LIBOR-1M	1,000	138,450	(1,350)
IMMERSION CORP	MS	8/16/2017	LIBOR-1M	(13,700)	(151,385)	10,412
IMPAC MORTGAGE	MS	8/16/2017	LIBOR-1M	3,100	45,105	(2,263)
IMPEDIMED LTD	MS	9/13/2017	FEDEF-1D	(59,375)	(62,619)	29,013
IMPEDIMED LTD	MS	10/15/2018	FEDEF-1D	(84,003)	(92,342)	44,797
INDEPENDENT BANK GROUP INC	MS	8/16/2017	LIBOR-1M	2,900	183,570	(3,335)
INDIVIOR PLC	MS	10/24/2017	SONIA-1D	54,900	205,889	(1,796)
INDIVIOR PLC	MS	11/14/2017	LIBOR-1M	96,819	323,076	36,452
INFINITY PPTY	MS	8/16/2017	LIBOR-1M	(900)	(79,506)	1,341
INFRAREIT INC	MS	8/16/2017	LIBOR-1M	(4,300)	(74,906)	4,042
INGENIA COMMUNITIES GROUP	MS	10/15/2018	FEDEF-1D	(34,122)	(73,024)	5,816
INGLES CL A	MS	8/16/2017	LIBOR-1M	700	33,880	(2,205)
INNERWORKINGS INC	MS	8/16/2017	LIBOR-1M	15,100	147,376	(2,265)
INNOGY SE	MS	10/24/2017	EONIA-1D	(1,170)	(40,255)	201
INSTEEL INDUSTRIES INC	MS	8/16/2017	LIBOR-1M	(3,300)	(113,974)	(8,258)
INSTRUCTURE INC	MS	8/16/2017	LIBOR-1M	(7,100)	(148,267)	(6,513)
INT L INDUSTRIES	MS	10/10/2018	FEDEF-1D	16,761	31,589	17,456
INTAI	MS	10/12/2017	FEDEF-1D	5,447	26,322	(70)
INTELLIA THERAPEUTICS INC	MS	8/16/2017	LIBOR-1M	3,700	51,245	(3,441)
INTERSECT ENT INC	MS	8/16/2017	LIBOR-1M	(3,800)	(49,970)	(1,330)
INTRON BIO.	MS	11/1/2017	FEDEF-1D	(1,019)	(24,853)	1,454
INV RE TRUST	MS	8/16/2017	LIBOR-1M	(27,400)	(190,704)	14,248
INVACARE INC	MS	8/16/2017	LIBOR-1M	(14,400)	(186,480)	20,880
INVENTURE FOODS INC	MS	8/16/2017	LIBOR-1M	(14,700)	(138,180)	50,127
INVEST TECH GRP	MS	8/16/2017	LIBOR-1M	(4,700)	(95,410)	846
INVUITY INC	MS	8/16/2017	LIBOR-1M	(4,500)	(29,475)	225
IPSOS	MS	10/24/2017	EONIA-1D	16,700	538,599	14,705

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2017
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
ITURAN LOCATION AND CONTROL	MS	8/16/2017	LIBOR-1M	2,000	$55,500	$(400)
JA SOLAR HOLDING CO LTD	MS	8/16/2017	LIBOR-1M	13,900	69,222	(6,091)
JACQUET METAL SC	MS	10/24/2017	EONIA-1D	19,998	464,871	(7,887)
JAYJUN CO LTD	MS	10/15/2018	FEDEF-1D	(2,460)	(18,742)	3,897
JCDECAUX SA	MS	11/14/2017	FEDEF-1D	(6,696)	(182,231)	(31,596)
JD SPORTS FASHION PLC	MS	10/24/2017	SONIA-1D	28,750	125,325	289
K12 INC	MS	8/16/2017	LIBOR-1M	3,400	59,704	8,058
K2M GROUP HOLDINGS INC	MS	8/16/2017	LIBOR-1M	(2,500)	(56,350)	5,550
KAPPAHL	MS	10/24/2017	STIBO-1W	9,092	53,833	780
KARDEX I	MS	10/24/2017	TOIS-1D	5,313	526,343	5,642
KEARNY FINANCIAL	MS	8/16/2017	LIBOR-1M	(7,519)	(111,281)	(3,384)
KERRY GROUP	MS	11/14/2017	FEDEF-1D	(4,342)	(361,629)	56,578
KEYWARE HOLDING CORP	MS	8/16/2017	LIBOR-1M	(5,300)	(59,307)	6,254
KIMBALL ELECTRONICS INC	MS	8/16/2017	LIBOR-1M	8,000	140,326	(3,526)
KIMBALL INTL B	MS	8/16/2017	LIBOR-1M	11,600	200,912	(6,844)
KINDRED HLTHCARE	MS	8/16/2017	LIBOR-1M	(9,900)	(78,210)	12,375
KIO	MS	11/20/2017	LIBOR-1M	3,885	52,108	7,534
KIRKLANDS INC	MS	8/16/2017	LIBOR-1M	(5,800)	(84,622)	4,118
KLEPIERRE	MS	10/24/2017	EONIA-1D	(480)	(18,255)	26
KNOLL INC	MS	8/16/2017	LIBOR-1M	6,400	176,192	(9,088)
KOMIPHARM INTL	MS	11/1/2017	FEDEF-1D	(4,178)	(106,987)	(3,476)
KONA GRILL	MS	8/16/2017	LIBOR-1M	(12,300)	(123,000)	10,455
KONGSBERG GRUPP	MS	10/24/2017	NIBOR-1W	(2,603)	(41,486)	(1,479)
KOPPERS HOLDINGS INC	MS	8/16/2017	LIBOR-1M	5,300	212,000	2,385
KOREA AEROSPACE INDUSTRIES LTD	MS	11/1/2017	FEDEF-1D	(4,266)	(243,216)	14,687
KOREA AEROSPACE INDUSTRIES LTD	MS	10/15/2018	FEDEF-1D	(3,088)	(175,875)	11,081
KR MOTORS CO LTD	MS	11/1/2017	FEDEF-1D	(11,160)	(8,524)	1,004
KRATON CORP	MS	8/16/2017	LIBOR-1M	2,400	68,256	(3,792)
Kvaerner ASA	MS	10/24/2017	NIBOR-1W	349,500	494,165	(33,934)
L.B. FOSTER	MS	8/16/2017	LIBOR-1M	6,800	94,520	7,480
LABRADOR IRON ORE ROYALTY CORP	MS	10/16/2017	LIBOR-1M	11,800	110,119	60,136
LANDENBURG THALMANN FINL	MS	8/16/2017	LIBOR-1M	(13,900)	(33,916)	1,946
LANTHEUS HOLDINGS INC	MS	8/16/2017	LIBOR-1M	10,300	93,215	(5,665)
LEE ENTERPRISES	MS	8/16/2017	LIBOR-1M	8,200	25,830	(410)
LEGOCHEM BIOSCIE	MS	10/15/2018	FEDEF-1D	(1,236)	(28,076)	(4,444)
LEWIS	MS	11/20/2017	LIBOR-1M	6,649	14,854	5,290
LI PENG ENT.	MS	10/12/2017	FEDEF-1D	(85,087)	(21,616)	(1,445)
LIMELIGHT NETWORKS INC	MS	8/16/2017	LIBOR-1M	32,800	78,720	(6,888)
LINDBLAD EXPEDITIONS HOLDINGS INC	MS	8/16/2017	LIBOR-1M	(9,100)	(87,815)	6,006
LINDT & SP PS	MS	10/24/2017	TOIS-1D	(109)	(622,873)	19,287
LIQUIDITY SERVICES INC	MS	8/16/2017	LIBOR-1M	2,800	27,720	(420)
LIQUOR STORES N.A. LTD	MS	10/16/2017	LIBOR-1M	12,884	97,639	3,227
LIVE OAK BANCSHA	MS	8/16/2017	LIBOR-1M	(9,008)	(174,755)	(9,458)
LONMIN PLC	MS	11/14/2017	FEDEF-1D	(63,171)	(103,784)	2,768
LONZA GRP AG N	MS	10/24/2017	TOIS-1D	391	72,527	(989)
LT GROUP INC	MS	5/11/2017	FEDEF-1D	1,532	455	(163)
LUMINEX CORP	MS	8/16/2017	LIBOR-1M	2,000	42,380	(1,940)
LUMS NTWRK CORP	MS	8/16/2017	LIBOR-1M	(2,100)	(33,789)	1,302
LYDALL INC	MS	8/16/2017	LIBOR-1M	2,200	134,310	(110)
M T S SYSTEMS	MS	8/16/2017	LIBOR-1M	(1,600)	(91,760)	(1,200)
M/I HOMES INC	MS	8/16/2017	LIBOR-1M	6,900	173,742	(276)
MACOM TECHNOLOGY SOLUTIONS HOLDINGS INC	MS	8/16/2017	LIBOR-1M	(1,023)	(47,000)	(1,644)
MAINSOURCE FINANCIAL GROUP INC	MS	8/16/2017	LIBOR-1M	1,500	49,980	(690)
MAKEMYTRIP LTD	MS	8/16/2017	LIBOR-1M	(3,800)	(99,370)	(27,550)
Malvern Bancorp, Inc. Common Stock	MS	8/16/2017	LIBOR-1M	2,100	44,310	(1,155)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2017
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
MARCUS & MILICHP	MS	8/16/2017	LIBOR-1M	(3,000)	$(76,889)	$(421)
MARCUS CP	MS	8/16/2017	LIBOR-1M	1,900	60,040	(3,705)
MARTEN TRANS	MS	8/16/2017	LIBOR-1M	(5,400)	(124,470)	1,080
MATRIX SERVICE	MS	8/16/2017	LIBOR-1M	2,100	47,250	(210)
MCCLATCHY NEWS	MS	8/16/2017	LIBOR-1M	1,900	24,890	(2,964)
MCDERMOTT INTL	MS	8/16/2017	LIBOR-1M	10,900	82,513	5,777
MCS STEEL-F	MS	10/11/2017	FEDEF-1D	119,212	57,316	35
MDC PARTNERS INC	MS	8/16/2017	LIBOR-1M	(11,500)	(78,775)	5,175
MED FACILS UN	MS	10/16/2017	LIBOR-1M	7,325	93,665	13,563
MEDIASET ESPANA COMUNICACION SA	MS	10/24/2017	EONIA-1D	41,760	504,211	6,091
MEDIFAST INC	MS	8/16/2017	LIBOR-1M	4,000	164,680	5,280
MERIDIAN BIOSCIENCE INC	MS	8/16/2017	LIBOR-1M	(6,400)	(111,360)	27,520
MESA LAB	MS	8/16/2017	LIBOR-1M	(1,500)	(186,735)	8,025
META FINANCIAL GROUP INC	MS	8/16/2017	LIBOR-1M	2,000	213,800	(38,100)
METALS X LTD	MS	10/15/2018	FEDEF-1D	(177,465)	(80,368)	(26,771)
MGP INGREDIENTS INC	MS	8/16/2017	LIBOR-1M	(2,900)	(140,476)	17,545
MIDLAND STATES BANCORP INC	MS	8/16/2017	LIBOR-1M	3,600	127,620	(5,724)
MILACRN HLD CRP	MS	8/16/2017	LIBOR-1M	(5,500)	(104,225)	13,255
MILLENNIUM MINERALS LTD	MS	10/15/2018	FEDEF-1D	(48,927)	(10,396)	(312)
MIMECAST LTD	MS	8/16/2017	LIBOR-1M	(2,000)	(40,140)	(2,380)
MIRATI THERAPEUTICS	MS	8/16/2017	LIBOR-1M	(6,600)	(35,970)	2,310
MITIE GROUP PLC	MS	11/14/2017	FEDEF-1D	(55,732)	(139,201)	(4,126)
MODEL N INC	MS	8/16/2017	LIBOR-1M	(13,900)	(124,405)	2,085
MODINE MANUFACTURING	MS	8/16/2017	LIBOR-1M	13,300	188,195	(7,315)
MONOTYPE IMAGING HOLDING INC	MS	8/16/2017	LIBOR-1M	(3,700)	(77,700)	(3,330)
MORPHOSYS	MS	10/24/2017	EONIA-1D	(2,810)	(147,386)	1,806
MOTHERCARE PLC	MS	11/14/2017	FEDEF-1D	(28,891)	(53,867)	12,478
MTGE INVESTMENT CROP	MS	8/16/2017	LIBOR-1M	6,554	110,763	(6,554)
MULTI-COLOR CP	MS	8/16/2017	LIBOR-1M	(2,500)	(198,125)	5,125
NAS	MS	10/24/2017	NIBOR-1W	(22,678)	(756,897)	16,789
NATIONAL ALUMINIUM CO. LTD.	MS	11/14/2017	FEDEF-1D	64,078	60,420	10,468
NATIONAL CINEMEDIA INC	MS	8/16/2017	LIBOR-1M	(5,400)	(80,028)	864
NATIONAL STORAGE	MS	8/16/2017	LIBOR-1M	6,600	146,916	(66)
NATURAL GROCERS BY VITAMIN COTTAGE INC	MS	8/16/2017	LIBOR-1M	(14,900)	(186,846)	(1,490)
NATURECELL CO LTD	MS	10/15/2018	FEDEF-1D	(17,479)	(75,474)	(1,048)
NATUREX	MS	11/14/2017	FEDEF-1D	(544)	(44,934)	(5,731)
NAUTILUS INC	MS	8/16/2017	LIBOR-1M	(7,000)	(118,318)	(3,133)
NAVIGANT CONSUL	MS	8/16/2017	LIBOR-1M	3,400	85,034	(1,054)
NCC GROUP PLC	MS	10/24/2017	SONIA-1D	(267,965)	(686,450)	56,891
NCI INC CLASS A	MS	8/16/2017	LIBOR-1M	5,548	74,343	(3,884)
NEMAK S.A.B. DE C.V.	MS	1/4/2018	FEDEF-1D	8,856	7,838	397
NEOMETALS LTD	MS	10/15/2018	FEDEF-1D	(192,532)	(55,061)	1,302
NEOPHOTONICS CORP	MS	8/16/2017	LIBOR-1M	(13,800)	(150,855)	(256)
NEW SENIOR INVE	MS	8/16/2017	LIBOR-1M	(5,251)	(52,930)	368
NEXPOINT RESIDENTIAL	MS	8/16/2017	LIBOR-1M	4,600	105,340	966
NICOLET BANKSHARES INC	MS	8/16/2017	LIBOR-1M	(2,100)	(100,254)	(1,533)
NII Holdings Inc. Common Stock Par $	MS	8/16/2017	LIBOR-1M	(9,500)	(28,025)	1,187
NIMBLE STORAGE	MS	8/16/2017	LIBOR-1M	(12,100)	(100,309)	(3,388)
NOKIA OYJ	MS	10/24/2017	EONIA-1D	(162,400)	(781,521)	53,341
NORTH WEST CO INC	MS	10/16/2017	LIBOR-1M	8,400	188,410	552
NORTHWEST PIPE	MS	8/16/2017	LIBOR-1M	3,500	61,075	5,950
NOVADAQ TECH	MS	8/16/2017	LIBOR-1M	(11,400)	(87,210)	10,146
NOVANTA INC	MS	8/16/2017	LIBOR-1M	6,600	151,140	(3,630)
NOVOZYMES B	MS	10/24/2017	CIBOR-1W	(940)	(33,653)	(2,991)
NUMEREX CORP	MS	8/16/2017	LIBOR-1M	(7,200)	(55,872)	13,536

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2017
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
NUMIS CORPORATION PLC	MS	10/24/2017	SONIA-1D	6,249	$20,597	$(157)
NV5 GLOBAL INC	MS	8/16/2017	LIBOR-1M	4,400	152,020	27,280
OBI	MS	10/12/2017	FEDEF-1D	(15,100)	(155,124)	15,820
OBR HUARTE LAIN	MS	10/24/2017	EONIA-1D	(54,000)	(206,539)	28,867
OBR HUARTE LAIN	MS	11/14/2017	FEDEF-1D	(62,538)	(159,631)	(52,291)
OLD SECOND BNCP	MS	8/16/2017	LIBOR-1M	3,800	39,710	1,368
OMEGA PROTEIN CP	MS	8/16/2017	LIBOR-1M	6,700	166,495	670
OMNOVA SOLUTIONS	MS	8/16/2017	LIBOR-1M	9,800	96,530	(7,350)
OPHIR ENERGY PLC	MS	11/14/2017	FEDEF-1D	(60,717)	(69,420)	(1,921)
OPUS BANK	MS	8/16/2017	LIBOR-1M	(2,600)	(76,570)	23,660
ORANGE BELGIUM	MS	10/24/2017	EONIA-1D	4,460	100,544	120
ORBCOMM CORP	MS	8/16/2017	LIBOR-1M	(7,300)	(60,955)	1,314
ORBOTECH	MS	8/16/2017	LIBOR-1M	1,000	32,840	2,050
ORCHIDS PAPR PRO	MS	8/16/2017	LIBOR-1M	(6,400)	(166,720)	(8,064)
ORDINA BEHEER	MS	10/24/2017	EONIA-1D	190,100	410,787	(3,697)
ORION CORP	MS	10/15/2018	FEDEF-1D	(25)	(18,450)	4,391
ORIOR N	MS	10/24/2017	TOIS-1D	450	36,024	432
ORITANI FINANCIAL CORP	MS	8/16/2017	LIBOR-1M	4,500	81,000	(2,925)
OROCOBRE LTD	MS	9/13/2017	FEDEF-1D	(1,283)	(3,071)	(3,855)
OTONOMY INC	MS	8/16/2017	LIBOR-1M	(3,000)	(52,800)	8,850
OVERSTOCK.COM	MS	8/16/2017	LIBOR-1M	(2,600)	(44,330)	1,170
P.T.C.L. (A)	MS	10/10/2018	FEDEF-1D	211,000	36,389	1,433
PAC MERCANTL BK	MS	8/16/2017	LIBOR-1M	(16,800)	(128,520)	8,400
PACIFIC BIOSCIENCES OF CALIFORNIA	MS	8/16/2017	LIBOR-1M	(12,700)	(63,627)	2,413
PACIFIC ETHANOL	MS	8/16/2017	LIBOR-1M	9,200	79,120	(13,800)
PAM TRANS SVC	MS	8/16/2017	LIBOR-1M	(2,900)	(75,951)	8,352
PAR PACIFIC HOLDINGS INC	MS	8/16/2017	LIBOR-1M	(9,640)	(127,248)	(12,821)
PARATEK PHARMACEUTICALS INC	MS	8/16/2017	LIBOR-1M	(4,600)	(73,600)	4,140
PARROT PROMESSES	MS	10/24/2017	EONIA-1D	(8,828)	(79,889)	(2,616)
PATRICK INDS	MS	8/16/2017	LIBOR-1M	2,200	176,990	2,860
PC CONNECTION	MS	8/16/2017	LIBOR-1M	4,000	110,480	(1,360)
PCM	MS	8/16/2017	LIBOR-1M	5,700	131,385	(3,420)
PDF SOLUTIONS	MS	8/16/2017	LIBOR-1M	(5,000)	(115,400)	2,850
PDL BIOPHARMA	MS	8/16/2017	LIBOR-1M	21,300	49,416	(2,556)
PEAPACK GLADSTON	MS	8/16/2017	LIBOR-1M	4,400	135,608	(2,706)
PEGATRON	MS	10/12/2017	FEDEF-1D	15,000	35,507	329
PENNYMAC FINANCIAL SERVICE	MS	8/16/2017	LIBOR-1M	9,800	163,170	2,450
PERRY ELLIS	MS	8/16/2017	LIBOR-1M	5,200	127,764	(5,096)
PEUGEOT S.A.	MS	10/24/2017	EONIA-1D	810	14,887	2,547
PHARMERICA CP	MS	8/16/2017	LIBOR-1M	4,700	121,965	(5,405)
PHH	MS	8/16/2017	LIBOR-1M	(6,100)	(90,585)	1,647
PIONEER CEMENT	MS	10/10/2018	FEDEF-1D	15,715	18,236	3,348
PIONEER ENERGY SERVICES CORPORATION	MS	8/16/2017	LIBOR-1M	17,900	112,770	-
PLY GEM HOLDINGS INC	MS	8/16/2017	LIBOR-1M	7,100	117,150	(2,485)
PREFERRED BK LA	MS	8/16/2017	LIBOR-1M	3,400	179,894	8,500
PRIMO WATER CORP	MS	8/16/2017	LIBOR-1M	10,900	134,561	6,267
PRIMORIS SVCS CP	MS	8/16/2017	LIBOR-1M	(4,000)	(91,840)	(10,621)
PRO HOLDINGS INC	MS	8/16/2017	LIBOR-1M	(4,600)	(99,314)	(3,634)
PROPERTYLINK GROUP ORD	MS	10/15/2018	FEDEF-1D	(118,168)	(64,972)	(4,455)
PROTEOSTASIS THERAPEUTICS IN	MS	8/16/2017	LIBOR-1M	2,400	31,704	3,696
PROVIDENT FINANCIAL PLC	MS	10/24/2017	SONIA-1D	(3,620)	(126,696)	2,596
PURPLEBRICKS GROUP PLC	MS	10/24/2017	SONIA-1D	(61,267)	(119,855)	(27,362)
PURPLEBRICKS GROUP PLC	MS	11/14/2017	FEDEF-1D	(26,411)	(63,376)	(15)
Q2 HOLDINGS INC	MS	8/16/2017	LIBOR-1M	(3,100)	(93,930)	(4,495)
QUANEX BUILDING PRODUCTS CORP	MS	8/16/2017	LIBOR-1M	1,800	37,890	(2,340)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2017
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
QUIDEL CORP	MS	8/16/2017	LIBOR-1M	(2,200)	$(45,562)	$3,806
RADIANT LOGISTICS INC	MS	8/16/2017	LIBOR-1M	(13,800)	(52,716)	2,070
RADWARE LTD	MS	8/16/2017	LIBOR-1M	(12,100)	(176,539)	(1,210)
RAIN INDUSTRIES LTD	MS	11/14/2017	FEDEF-1D	86,159	71,822	12,635
RAMAYANA LESTARI	MS	10/12/2017	FEDEF-1D	354,500	32,602	1,666
RANDGOLD RESOURCES LTD	MS	10/24/2017	SONIA-1D	(2,930)	(247,521)	(1,474)
RANDGOLD RESOURCES LTD	MS	11/14/2017	FEDEF-1D	(4,233)	(343,381)	(15,944)
RATHBONE BROTHERS PLC	MS	11/14/2017	FEDEF-1D	(2,961)	(80,327)	2,969
RAVEN INDS	MS	8/16/2017	LIBOR-1M	5,000	123,250	2,000
RAYONR ADV MTRL	MS	8/16/2017	LIBOR-1M	9,300	150,381	(24,180)
RCI HOSPITALITY HOLDINGS INC	MS	8/16/2017	LIBOR-1M	6,299	106,894	3,653
RCR TOMLINSON LTD	MS	9/13/2017	FEDEF-1D	(6,011)	(12,717)	(483)
RE/MAX HLDGS INC	MS	8/16/2017	LIBOR-1M	3,000	167,700	450
REALIA BUSINESS	MS	11/14/2017	LIBOR-1M	77,433	78,754	(3,545)
RED ROBIN GOURM	MS	8/16/2017	LIBOR-1M	(3,100)	(153,295)	5,890
REIS INC	MS	8/16/2017	LIBOR-1M	(5,500)	(106,150)	(3,850)
RENAULT	MS	10/24/2017	EONIA-1D	4,240	393,838	(12,680)
RESOLUTE FOREST PRODUCTS	MS	8/16/2017	LIBOR-1M	(7,300)	(41,245)	1,095
RESOURCE CAPITAL CORP	MS	8/16/2017	LIBOR-1M	(7,400)	(60,981)	153
RIETER N	MS	10/24/2017	TOIS-1D	652	124,567	(838)
RIGNET INC	MS	8/16/2017	LIBOR-1M	(2,700)	(59,805)	6,480
RIO TINTO LTD	MS	10/15/2018	LIBOR-1M	11,396	498,035	75,413
ROGERS SUGAR INC	MS	10/16/2017	LIBOR-1M	21,700	94,647	16,053
ROYAL BANK OF SCOTLAND GROUP	MS	10/24/2017	SONIA-1D	(68,200)	(189,530)	(772)
ROYAL UNIBREW	MS	10/24/2017	CIBOR-1W	4,970	189,152	(460)
RTI SURGICAL INC	MS	8/16/2017	LIBOR-1M	9,400	31,020	(470)
RURAL ELECTRIFICATION CORPORATION LTD.	MS	11/14/2017	FEDEF-1D	176,026	289,405	79,434
RUTH’S HOSPITALITY GROUP INC	MS	8/16/2017	LIBOR-1M	6,200	112,220	(5,890)
SAFEGUARD SCIEN	MS	8/16/2017	LIBOR-1M	(6,100)	(81,435)	7,930
SALMAR ASA	MS	10/24/2017	NIBOR-1W	1,380	40,304	(1,230)
SAMSUNG BIOLOGICS CO LTD	MS	10/15/2018	FEDEF-1D	(196)	(25,520)	(1,568)
SAMSUNG ENG	MS	11/1/2017	FEDEF-1D	(4,551)	(39,083)	(10,141)
SAMSUNG HEAVY	MS	11/1/2017	FEDEF-1D	(26,431)	(233,482)	(2,482)
SAMSUNG HEAVY	MS	10/15/2018	FEDEF-1D	(31,045)	(274,179)	(2,976)
SAMSUNG SDI	MS	10/15/2018	FEDEF-1D	(2,445)	(199,768)	(70,529)
SANDFIRE RESOURCES NL	MS	9/13/2017	LIBOR-1M	52,670	247,630	13,908
SANOMA OYJ	MS	10/24/2017	EONIA-1D	7,300	65,938	473
SARACEN MINERAL HOLDINGS LTD	MS	10/15/2018	FEDEF-1D	(279,975)	(308,397)	84,437
SARAS	MS	10/24/2017	EONIA-1D	24,200	40,763	(3,399)
SCICLONE	MS	8/16/2017	LIBOR-1M	6,000	62,400	(1,500)
SEACHANGE INTL	MS	8/16/2017	LIBOR-1M	(9,000)	(22,500)	720
SEACOR HLDGS	MS	8/16/2017	LIBOR-1M	(2,500)	(180,900)	(3,025)
SEVEN WEST MEDIA LTD	MS	9/13/2017	LIBOR-1M	232,039	127,506	15,608
SHORETEL INC	MS	8/16/2017	LIBOR-1M	(12,000)	(87,000)	3,600
SIGMA DESIGNS	MS	8/16/2017	LIBOR-1M	(25,200)	(159,779)	6,059
SIGMA PHARMACEUTICALS LTD	MS	10/15/2018	LIBOR-1M	137,626	115,985	9,166
SILVER SPRING NETWORKS INC	MS	8/16/2017	LIBOR-1M	5,700	74,100	(1,254)
SIMULATNS PLUS	MS	8/16/2017	LIBOR-1M	(7,100)	(71,000)	(355)
SIRIUS MINERALS PLC	MS	10/24/2017	SONIA-1D	(1,804,000)	(408,514)	(5,674)
SISTEMA PJSC FC	MS	8/3/2017	LIBOR-1M	301,600	102,664	17,310
SLM SOLUTION GRP	MS	10/24/2017	EONIA-1D	(2,610)	(96,866)	(3,243)
SMARK CO LTD	MS	10/15/2018	FEDEF-1D	(2,100)	(3,356)	(214)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2017
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SMART & FINAL	MS	8/16/2017	LIBOR-1M	(13,700)	$(195,910)	$(685)
SNAM SPA	MS	10/24/2017	EONIA-1D	(97,000)	(393,433)	24,524
SODASTREAM INTERNATIONAL LTD	MS	8/16/2017	LIBOR-1M	1,500	61,755	4,230
SORIBADA INC	MS	10/15/2018	FEDEF-1D	(27,399)	(47,452)	9,585
SOUND ENERGY PLC	MS	10/24/2017	SONIA-1D	(561,004)	(482,516)	(23,875)
SOUTHERN CROSS MEDIA GROUP L	MS	10/15/2018	LIBOR-1M	188,808	209,545	(93)
SPAREBANK 1 NORD-NORGE	MS	10/24/2017	NIBOR-1W	30,700	198,407	3,726
SPARK NETWORKS	MS	8/16/2017	LIBOR-1M	(5,200)	(5,198)	357
SPARK NETWORKS	MS	8/16/2017	LIBOR-1M	(5,200)	(5,198)	357
SPBK 1 SR BANK	MS	10/24/2017	NIBOR-1W	34,900	262,613	(3,177)
SPEEDY HIRE PLC	MS	11/14/2017	LIBOR-1M	20,542	10,453	3,566
STAAR SURG NEW	MS	8/16/2017	LIBOR-1M	(5,300)	(56,710)	4,240
STAGE STORES	MS	8/16/2017	LIBOR-1M	(12,900)	(45,021)	8,901
STARTEK INC	MS	8/16/2017	LIBOR-1M	13,000	112,060	520
STEIN MART	MS	8/16/2017	LIBOR-1M	(8,000)	(31,520)	2,240
STOLT-NIELSEN LTD	MS	10/24/2017	NIBOR-1W	3,760	61,378	(4,563)
STONERIDGE	MS	8/16/2017	LIBOR-1M	5,900	105,787	(8,968)
STRATTEC SEC	MS	8/16/2017	LIBOR-1M	(1,900)	(80,560)	22,040
SUNCOKE ENERGY INC	MS	8/16/2017	LIBOR-1M	7,200	83,664	(20,160)
SVG CAPITAL PLC	MS	10/24/2017	SONIA-1D	21,252	189,960	12
SWISS LIFE HOLDING AG	MS	10/24/2017	TOIS-1D	232	69,267	1,583
SYKES ENTERPRIS	MS	8/16/2017	LIBOR-1M	3,100	89,218	(2,635)
SYNERGY RES CORP	MS	8/16/2017	LIBOR-1M	(3,100)	(27,249)	558
TAILORED BRANDS INC	MS	8/16/2017	LIBOR-1M	8,300	180,027	(3,652)
TAIWAN COOPERATIVE FINANCIAL	MS	9/13/2017	FEDEF-1D	(298,000)	(134,413)	(1,149)
TANDEM DIABETES CARE INC	MS	8/16/2017	LIBOR-1M	(8,500)	(20,400)	425
TANGOE INC/CT	MS	8/16/2017	LIBOR-1M	(10,900)	(89,271)	9,919
TARENA INTERNATIONAL INC	MS	8/16/2017	LIBOR-1M	7,600	117,648	(5,244)
TARGET HEALTHCARE REIT LTD	MS	11/14/2017	FEDEF-1D	(4,652)	(6,770)	267
TEAM INC	MS	8/16/2017	LIBOR-1M	(5,600)	(190,960)	2,800
TEEKAY CORP	MS	8/16/2017	LIBOR-1M	(4,000)	(34,040)	(6,380)
TELECOM ITALIA R	MS	10/24/2017	EONIA-1D	360,200	271,646	(15,665)
TELIGENT INC	MS	8/16/2017	LIBOR-1M	(7,900)	(55,458)	158
TEN NETWORK HOLDINGS LTD	MS	10/15/2018	FEDEF-1D	(11,348)	(9,378)	1,670
TENARIS	MS	10/24/2017	EONIA-1D	(41,970)	(772,251)	38,998
TERANGA GOLD	MS	10/16/2017	LIBOR-1M	15,257	9,183	1,132
TESCO CORP	MS	8/16/2017	LIBOR-1M	(13,700)	(126,725)	8,905
TETHYS OIL	MS	10/24/2017	STIBO-1W	24,648	221,376	(12,690)
TETRA TECH	MS	8/16/2017	LIBOR-1M	13,400	67,000	(536)
THAI REINSURE	MS	10/11/2017	FEDEF-1D	(104,479)	(6,062)	(47)
THERMON GROUP HOLDINGS INC	MS	8/16/2017	LIBOR-1M	(9,100)	(170,898)	(18,018)
Tier Reit Inc. Com	MS	8/16/2017	LIBOR-1M	(5,300)	(94,287)	(2,226)
TILLY’S INC A SHARES	MS	8/16/2017	LIBOR-1M	12,500	162,125	5,375
TITAN INTERNATIONAL INC	MS	8/16/2017	LIBOR-1M	3,200	35,008	7,520
TIVITY HEALTH INC	MS	8/16/2017	LIBOR-1M	1,900	45,695	3,040
TPG TELECOM LTD	MS	9/13/2017	FEDEF-1D	(37,355)	(302,229)	119,840
TPG TELECOM LTD	MS	10/15/2018	FEDEF-1D	(42,394)	(339,103)	132,111
TRAIS CO LTD	MS	11/1/2017	FEDEF-1D	(3,000)	(7,107)	2,394
TRAIS CO LTD	MS	10/15/2018	FEDEF-1D	(5,012)	(11,503)	3,629
TRAVELZOO INC	MS	8/16/2017	LIBOR-1M	4,400	44,660	(4,400)
TRECORA RESOURCES	MS	8/16/2017	LIBOR-1M	(5,400)	(79,650)	12,690
TRIPLE-S MANAGEMENT CORP	MS	8/16/2017	LIBOR-1M	1,300	27,521	(2,678)
TRITAX BIG BOX REIT PLC	MS	11/14/2017	FEDEF-1D	(88,707)	(141,720)	(12,559)
TSAKOS ENERGY	MS	8/16/2017	LIBOR-1M	(8,600)	(43,516)	2,838
TUCOWS INC	MS	8/16/2017	LIBOR-1M	(2,700)	(102,465)	(59,589)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2017
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
TULLOW OIL PLC	MS	10/24/2017	SONIA-1D	(18,600)	$(70,808)	$1,942
TUNGSTEN CORP PLC	MS	11/14/2017	FEDEF-1D	(14,916)	(15,549)	5,138
U S Concrete Inc. Common	MS	8/16/2017	LIBOR-1M	(1,600)	(97,600)	(7,200)
UBI SOFT ENTERT.	MS	10/24/2017	EONIA-1D	11,480	379,557	(2,241)
UNIV ELECTRONIC	MS	8/16/2017	LIBOR-1M	(900)	(59,805)	6,255
UNIVERSAL FOR	MS	8/16/2017	LIBOR-1M	1,400	144,858	(2,464)
UNIVERSAL LOGISTICS HOLDINGS I	MS	8/16/2017	LIBOR-1M	(2,800)	(40,040)	(420)
USA TRUCK INC	MS	8/16/2017	LIBOR-1M	(7,000)	(67,970)	8,820
UTD CMNTY BK GA	MS	8/16/2017	LIBOR-1M	2,600	76,154	(3,016)
UTD COMMUN FINL	MS	8/16/2017	LIBOR-1M	8,600	75,164	(1,978)
UTD MOBILE HOME	MS	8/16/2017	LIBOR-1M	6,000	86,760	1,140
VALLOUREC	MS	10/24/2017	EONIA-1D	(89,087)	(654,239)	21,657
VALMET OYJ	MS	10/24/2017	EONIA-1D	44,545	695,459	10,024
VASCO DATA SECU	MS	8/16/2017	LIBOR-1M	(9,300)	(136,245)	(5,115)
VECTRUS INC	MS	8/16/2017	LIBOR-1M	2,900	69,745	(4,379)
VEDANTA RESOURCES PLC	MS	10/24/2017	SONIA-1D	4,430	55,453	2,842
VERITIV CORPRATN	MS	8/16/2017	LIBOR-1M	1,000	59,000	(2,950)
VERTU MOTORS PLC	MS	10/24/2017	SONIA-1D	921,567	518,821	(17,391)
VERTU MOTORS PLC	MS	11/14/2017	LIBOR-1M	199,636	166,141	(57,639)
VICOR CORP	MS	8/16/2017	LIBOR-1M	(3,000)	(46,050)	150
VIRGIN AUSTRALIA HOLDINGS LT	MS	10/15/2018	FEDEF-1D	(112,189)	(19,601)	975
VIRGIN MONEY HOLDINGS UK	MS	10/24/2017	SONIA-1D	57,600	221,014	4,710
VIROMED	MS	11/1/2017	FEDEF-1D	(1,281)	(121,373)	7,451
VIRTUSA CORP	MS	8/16/2017	LIBOR-1M	(2,700)	(73,251)	4,455
VITAMIN SHOPPE INC	MS	8/16/2017	LIBOR-1M	(5,200)	(116,877)	4,297
VOCERA COMMUNICATIONS INC	MS	8/16/2017	LIBOR-1M	8,200	161,622	8,528
VOCUS GROUP LTD	MS	9/13/2017	FEDEF-1D	(57,138)	(179,860)	4,131
VOCUS GROUP LTD	MS	10/15/2018	FEDEF-1D	(10,230)	(34,099)	2,909
VSE CORP	MS	8/16/2017	LIBOR-1M	2,100	81,480	(3,066)
VZ HOLDING N	MS	10/24/2017	TOIS-1D	(1,975)	(601,254)	7,292
WABASH NATL CORP	MS	8/16/2017	LIBOR-1M	7,200	120,312	6,768
WAJAX CORP	MS	10/16/2017	LIBOR-1M	7,100	81,612	52,413
WALKER & DUNLOP INC	MS	8/16/2017	LIBOR-1M	5,700	176,700	2,337
WATERSTONE FINANCIAL INC COMMON STOCK	MS	8/16/2017	LIBOR-1M	(4,000)	(72,800)	(80)
WEST FRASER	MS	10/16/2017	LIBOR-1M	12,000	430,800	(21,089)
WESTERN AREAS LTD	MS	9/13/2017	FEDEF-1D	(60,474)	(118,546)	6,285
WESTERN ASSET MORTGAGE CAPIT	MS	8/16/2017	LIBOR-1M	10,700	110,638	(2,675)
WESTMORELND COAL	MS	8/16/2017	LIBOR-1M	1,700	30,787	68
WHITESTONE REIT CLASS B	MS	8/16/2017	LIBOR-1M	(7,900)	(108,862)	(1,027)
WILLDAN GROUP INC	MS	8/16/2017	LIBOR-1M	5,500	141,460	5,995
WINMARK CORP	MS	8/16/2017	LIBOR-1M	(400)	(48,380)	4,080
WINNEBAGO INDS	MS	8/16/2017	LIBOR-1M	5,200	169,780	(6,500)
WIZZ AIR HOLDINGS PLC	MS	10/24/2017	SONIA-1D	22,300	511,714	(12,063)
WOORI TECH INV	MS	10/15/2018	FEDEF-1D	(84,265)	(60,626)	12,524
WOORIDUL HUEBRAIN LTD	MS	10/15/2018	FEDEF-1D	(8,048)	(22,464)	(51,458)
WORKIVA INC	MS	8/16/2017	LIBOR-1M	(6,400)	(87,360)	6,720
WUESTENR&WUERT N	MS	10/24/2017	EONIA-1D	21,172	428,912	-
YOOX NET-A-PORTER GROUP	MS	10/24/2017	EONIA-1D	(11,800)	(330,207)	36,913
YOWIE GROUP LTD	MS	10/15/2018	FEDEF-1D	(143,319)	(93,116)	36,334
ZELTIQ AESTHETICS INC	MS	8/16/2017	LIBOR-1M	(4,300)	(175,053)	(15,609)

						$4,046,803

For the period ended January 31, 2017, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2017
(unaudited)

The open futures contracts held by the Fund at January 31, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
MSCI EAFE	37	Mar-2017	$87,110
MSCI Emerging Markets	82	Mar-2017	162,880
S&P 500 Index E-MINI	(32)	Mar-2017	(41,200)

			$208,790

For the period ended January 31, 2017, the total amount of all open futures contracts, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on net assets of $501,666,613.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of this security has been committed as collateral for open short positions.
(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	All or a portion of this security has been pledged as collateral for open purchased and written option contracts.
(D)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
(E)	Security considered Master Limited Partnership. At January 31, 2017, these securities amounted to $138,141 or 0.0% of Net Assets.
(F)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The net fair value of such securities as of January 31, 2017 was $65,592 and represented 0.0% of net assets.
(G)	Interest rate unavailable.
†	At January 31, 2017, the tax basis cost of the Fund’s investments was $455,245,442, and the unrealized appreciation and depreciation were $15,741,327 and $(29,361,264), respectively.
††	At January 31, 2017, the tax basis cost of the Fund’s securities sold short was $95,904,563, and the unrealized appreciation and depreciation were $6,815,026 and $(7,657,692), respectively.

ADR — American Depositary Receipt

BAML — Bank of America Merrill Lynch

BBA — British Banker’s Association

CIBOR — Copenhagen Interbank Offered Rate

Cl — Class

DB — Deutsche Bank

EAFE — Europe, Australasia and Far East

EONIA — Euro OverNight Index Average

FEDEF — Federal Funds Effective Rate

GS — Goldman Sachs

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LTD — Limited

MS — Morgan Stanley

MSCI — Morgan Stanley Capital International

NIBOR — Norwegian Interbank Offered Rate

PLC — Public Limited Company

S&P — Standard & Poor’s

SONIA — Sterling Over Night Index Average

SPDR — Standard & Poor’s Depositary Receipt

STIBO — Stockholm Interbank Offered Rate

TOIS — Tom/Next Indexed Swaps

USD — United States Dollar

The following is a list of the inputs used as of January 31, 2017, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Registered Investment Companies	$295,145,732	$—	$—	$295,145,732
U.S. Treasury Obligations	—	39,312,885	—	39,312,885
Common Stock
Australia	4,875	—	—	4,875
Austria	530,150	—	—	530,150
Belgium	205,988	—	—	205,988
Bermuda	474,702	—	—	474,702
Brazil	260,639	—	—	260,639
Canada	3,727,813	—	—	3,727,813
Chile	68,340	—	—	68,340
China	1,802,342	1,211,201	60,395	3,073,938
Colombia	132,491	—	—	132,491
Denmark	500,176	—	—	500,176
Finland	121,366	—	—	121,366
Germany	1,488,403	—	—	1,488,403
Greece	209,260	—	—	209,260
Hong Kong	2,799,027	1,298,864	28,700	4,126,591
Israel	997,631	—	—	997,631
Italy	219,094	—	—	219,094
Japan	4,562,443	—	—	4,562,443
Kuwait	157,018	—	—	157,018
Malaysia	79,522	—	—	79,522
Norway	692,569	—	—	692,569
Portugal	203,222	—	—	203,222
Puerto Rico	42,233	—	—	42,233
Russia	105,347	—	—	105,347
Singapore	1,038,470	—	—	1,038,470
South Korea	5,495,641	—	—	5,495,641
Sweden	296,469	—	—	296,469
Switzerland	32,061	—	—	32,061
Thailand	324,738	—	—	324,738
United Kingdom	1,103,553	—	—	1,103,553
United States	76,847,417	—	—	76,847,417

Total Common Stock	104,523,000	2,510,065	89,095	107,122,160

Preferred Stock	44,710	—	—	44,710
Warrant	—	18	—	18

Total Investments in Securities	$399,713,442	$41,822,968	$89,095	$441,625,505

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2017
(unaudited)

Securities Sold Short	Level 1	Level 2	Level 3‡	Total
Common Stock
Argentina	$(144,605)	$—	$—	$(144,605)
Australia	(298,084)	—	—	(298,084)
Belgium	(298,665)	—	—	(298,665)
Bermuda	(93,667)	—	—	(93,667)
Canada	(3,380,849)	—	—	(3,380,849)
China	(1,531,848)	(74,240)	—	(1,606,088)
Finland	(92,612)	—	—	(92,612)
France	(76,151)	—	—	(76,151)
Germany	(913,906)	—	—	(913,906)
Greece	(294,099)	—	—	(294,099)
Hong Kong	(2,302,503)	(511,442)	—	(2,813,945)
India	(354,699)	—	—	(354,699)
Ireland	(242,212)	—	—	(242,212)
Israel	(502,575)	—	—	(502,575)
Italy	(583,347)	—	—	(583,347)
Japan	(3,797,262)	—	—	(3,797,262)
Netherlands	(474,040)	—	—	(474,040)
Norway	(468,554)	—	—	(468,554)
Singapore	(662,348)	—	(23,503)	(685,851)
Sweden	(37,567)	—	—	(37,567)
Switzerland	(500,258)	—	—	(500,258)
Taiwan	(227,744)	—	—	(227,744)
United Kingdom	(214,761)	—	—	(214,761)
United States	(73,604,478)	—	—	(73,604,478)

Total Common Stock	(91,096,834)	(585,682)	(23,503)	(91,706,019)

Registered Investment Companies	(5,041,210)	—	—	(5,041,210)

Total Securities Sold Short	$(96,138,044)	$(585,682)	$(23,503)	$(96,747,229)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$74,224	$—	$—	$74,224
Written Options	(1,129,260)	—	—	(1,129,260)
Futures Contracts *
Unrealized Appreciation	249,990	—	—	249,990
Unrealized Depreciation	(41,200)	—	—	(41,200)
Total Return Swaps *
Unrealized Appreciation	—	7,381,336	—	7,381,336
Unrealized Depreciation	—	(3,334,533)	—	(3,334,533)

Total Other Financial Instruments	$(846,246)	$4,046,803	$—	$3,200,557

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

‡	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended January 31, 2017, there were transfers between Level 1 and Level 2 assets and liabilities. Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to market closures. As of January 31, 2017, asset securities with a total value of $2,510,065 and liability securities with a total value of $(585,682) transferred from Level 1 to Level 2 due to the application of the fair value provided by MarkIt. For the period ended January 31, 2017, there were transfers between Level 1 and Level 3 assets of $89,095 and liabilities of $(23,503) due to unavailability of a closing price on the primary exchange on which the security trades. All transfers were considered to have occurred as of the end of the period.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
REAL ASSETS FUND
January 31, 2017
(unaudited)

SCHEDULE OF INVESTMENTS

REGISTERED INVESTMENT COMPANIES — 33.2%

	Shares	Value

OPEN-END FUNDS — 33.2%
AQR Risk-Balanced Commodities Fund, Cl R6	4,941,979	$32,913,578
PIMCO CommoditiesPlus Strategy, Cl Institutional	5,072,242	32,969,571

		65,883,149

Total Registered Investment Companies (Cost $73,911,042)		65,883,149

COMMON STOCK — 32.3%

ENERGY — 31.1%
Antero Midstream Partners LP	11,400	382,128
Buckeye Partners LP (A)	25,300	1,763,663
DCP Midstream LP (A)	37,600	1,461,512
Dominion Midstream Partners (A)	5,737	182,437
Enbridge	19,900	847,740
Enbridge Energy Escrow Account *	238,065	—
Enbridge Energy Management *	80,326	1,513,342
Energy Transfer Equity LP (A)	77,300	1,387,535
Energy Transfer Partners LP (A)	84,993	3,242,483
Enterprise Products Partners LP (A)	166,500	4,716,945
Equities GP Holdings (A)	36,250	998,687
Equities Midstream Partners (A)	27,750	2,171,715
GasLog Partners LP (A)	15,900	364,110
Golar LNG Partners LP (A)	34,370	851,689
Hoegh LNG Partners LP (A)	12,300	240,465
Kinder Morgan	74,002	1,653,205
Magellan Midstream Partners (A) .	36,150	2,893,084
MPLX (A)	82,397	3,118,726
Noble Midstream Partners (A)	9,200	399,464
NuStar Energy LP (A)	5,500	304,205
ONEOK	49,500	2,727,945
ONEOK Partners LP (A)	67,725	2,921,656
PBF Logistics LP (A)	16,660	328,202
Phillips 66 Partners LP (A)	31,050	1,744,078
Plains GP Holdings, Cl A	81,535	2,645,811
SemGroup, Cl A	11,404	452,739
Shell Midstream Partners (A)	65,450	2,125,161
Spectra Energy	24,200	1,007,930
Spectra Energy Partners (A)	49,350	2,237,529
Summit Midstream Partners LP (A)	15,550	372,423
Sunoco Logistics Partners LP (A)	79,500	2,028,840
Tallgrass Energy GP, Cl A	103,800	2,799,486
Targa Resources	38,800	2,235,656

COMMON STOCK — continued

	Shares/Face Amount	Value

ENERGY
TC Pipelines LP (A)	6,600	$396,528
Tesoro Logistics LP (A)	18,100	1,047,628
TransCanada	23,600	1,114,392
Valero Energy Partners (A)	3,600	173,412
VTTI Energy Partners (A)	48,200	891,700
Western Gas Equity Partners LP (A)	14,280	640,744
Western Gas Partners LP (A)	62,400	3,830,112
Williams Partners LP (A)	35,600	1,461,024

		61,676,131

INDUSTRIALS — 0.7%
Macquarie Infrastructure	17,690	1,326,573

REAL ESTATE — 0.3%
InfraREIT ‡	34,100	561,968

UTILITIES — 0.2%
NextEra Energy Partners LP (A)	13,100	413,043

Total Common Stock (Cost $59,291,546)		63,977,715

U.S. TREASURY OBLIGATIONS — 31.1%
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/29	$2,089,163	2,890,353
3.625%, 04/15/28	865,493	1,150,752
2.500%, 01/15/29	1,427,658	1,744,142
2.375%, 01/15/25	1,478,874	1,714,146
2.375%, 01/15/27	730,048	867,185
2.125%, 02/15/40	887,737	1,113,346
2.125%, 02/15/41	1,150,603	1,450,591
2.000%, 01/15/26	1,136,979	1,295,280
1.750%, 01/15/28	812,202	918,765
1.375%, 01/15/20	530,148	561,110
1.375%, 02/15/44	760,123	839,504
1.250%, 07/15/20	1,211,826	1,289,321
1.125%, 01/15/21	1,401,216	1,482,264
1.000%, 02/15/46	545,975	555,960
0.750%, 02/15/42	1,105,504	1,059,870
0.750%, 02/15/45	1,455,401	1,388,004
0.625%, 07/15/21	5,761,173	6,004,110
0.625%, 01/15/24	2,747,313	2,825,106
0.625%, 01/15/26	1,940,083	1,978,259
0.625%, 02/15/43	1,816,732	1,685,112
0.375%, 07/15/23	2,234,972	2,279,634
0.375%, 07/15/25	2,412,068	2,424,760
0.375%, 01/15/27	1,869,205	932,798
0.250%, 01/15/25	2,532,190	2,516,047
0.125%, 04/15/19	5,603,309	5,708,343

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
REAL ASSETS FUND
January 31, 2017
(unaudited)

U.S. TREASURY OBLIGATIONS — continued

	Face Amount(1)/ Shares	Value
0.125%, 04/15/20	3,911,241	$3,983,145
0.125%, 04/15/21	2,479,658	2,514,723
0.125%, 01/15/22	565,166	572,162
0.125%, 07/15/22	907,843	920,125
0.125%, 01/15/23	2,596,274	2,603,684
0.125%, 07/15/24	2,481,154	2,466,307
0.125%, 07/15/26	2,094,331	2,048,430

Total U.S. Treasury Obligations (Cost $62,629,915)		61,783,338

SOVEREIGN DEBT — 0.9%
Australia Government Bond

3.750%, 04/21/37 AUD	175,000	138,150
Japanese Government CPI Linked Bond

0.100%, 03/10/26 JPY	110,000,000	1,031,706
New Zealand Government Bond

3.000%, 09/20/30 NZD	681,000	564,901
Spain Government Inflation Linked Bond

0.550%, 11/30/19 EUR(B)	724	818

Total Sovereign Debt (Cost $1,869,955)		1,735,575

PREFERRED STOCK— 0.4%

UNITED STATES — 0.4% (C)*
Anadarko Petroleum (Cost $717,628)	18,630	808,356

Total Investments— 97.9% (Cost $198,420,086) †		$194,188,133

PURCHASED OPTIONS/SWAPTIONS* — 0.0%

	Contracts	Value
CHF/NOK Currency, Expires
02/18/17, Strike Price $8.100	565,000	$145
CHF/NOK Currency, Expires
02/18/17, Strike Price $8.000	565,000	22
U.S. 10-Year Bond Future Option,
Expires 02/27/17, Strike Price $123.500	39	11,578

Total Purchased Options/ Swaptions — 0.0% (Cost $34,084)		$11,745

WRITTEN OPTIONS/SWAPTIONS* — 0.0%

	Contracts	Value
CHF/NOK Currency, Expires
02/18/17, Strike Price $7.900	$(565,000)	$(14)
U.S. 10-Year Bond Future Option,
Expires 02/27/17, Strike Price
$122.500	(39)	(4,266)

Total Written Options/ Swaptions — 0.0% (Proceeds $13,829)		$(4,280)

For the period ended January 31, 2017, the total amount of all open purchased and written options/swaptions, as presented in the above Schedule of Investments, is representative of the volume of activity for this derivative type during the period.

A summary of the open futures contracts held by the Fund at January 31, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
90-Day Euro$	12	Dec-2017	$(16,069)
90-Day Euro$	(12)	Dec-2018	26,539
Australian 3-Year Bond	4	Mar-2017	561
Australian Bond	(4)	Mar-2017	(1,349)
Canadian 10-Year Bond	4	Mar-2017	(2,527)
Euro-BTP	(1)	Mar-2017	2,167
Euro-Bund	(5)	Mar-2017	2,186
Euro-OAT	6	Mar-2017	(6,425)
Euro-Schatz	(23)	Mar-2017	(421)
Japanese 10-Year Bond	(1)	Mar-2017	2,644
Long Gilt 10-Year Bond	(1)	Mar-2017	(205)
U.S. 10-Year Treasury Note	3	Mar-2017	2,527
U.S. 10-Year Ultra Bond	(9)	Mar-2017	1,409
U.S. 2-Year Treasury Note	(16)	Apr-2017	1,074
U.S. 5-Year Treasury Note	58	Mar-2017	8,912
U.S. Long Treasury Bond	4	Mar-2017	(5,316)
U.S. Ultra Long Treasury Bond	(13)	Mar-2017	(4,213)

			$11,494

For the period ended January 31, 2017, the total amount of all open futures contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

A list of the outstanding forward foreign currency contracts held by the Fund at January 31, 2017, is as follows:

					Unrealized
					Appreciation
Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
2/3/17-3/6/17	AUD	304,000	USD	224,563	$(5,895)
2/1/17-12/20/17	EUR	884,000	USD	964,029	9,654
2/3/17-3/6/17	JPY	235,906,053	USD	2,033,284	(57,132)
2/3/17-3/6/17	NZD	1,610,000	USD	1,144,123	(36,500)
2/1/17	USD	598,125	EUR	540,000	(15,192)

					$(105,065)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
REAL ASSETS FUND
January 31, 2017
(unaudited)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at January 31, 2017, is as follows:

Counterparty	Currency to Deliver	Currency to Receive	Unrealized Appreciation/ (Depreciation)
Bank of America	(1,343,333)	1,307,971	$(35,362)
BNP Paribas	(590,044)	587,473	(2,571)
Brown Brothers Harriman	(298,649)	291,467	(7,182)
Goldman Sachs	(291,467)	304,156	12,689
JPMorgan Chase Bank	(951,636)	908,792	(42,844)
National Australia Bank	(113,672)	113,537	(135)
State Street	(127,594)	121,819	(5,775)
UBS	(1,043,947)	1,030,730	(13,217)
UBS Securities	(293,655)	282,987	(10,668)

			$(105,065)

For the period ended January 31, 2017, the total amount of all open forward foreign currency contracts, as presented in the tables above, is representative of the volume of activity for this derivative type during the period.

A list of the open swap agreements held by the Fund at January 31, 2017, is as follows:

			Interest Rate Swaps
							Swap Contracts, at Value
			Termination	Notional	Premiums	Unrealized
Counterparty	Fund Pays	Fund Received	Date	Amount	Paid	Appreciation	Asset	Liability
Goldman Sachs	2.78%	3M LIBOR	11/15/43	290,000	$9	$(7,799)	$-	$(7,790)
Goldman Sachs	2.51%	3M LIBOR	08/15/26	685,000	11	(8,471)	-	(8,460)
		USD-LIBOR-BBA 3M
Goldman Sachs	1.75%	LIBOR	05/31/21	2,080,000	19	17,535	17,554	-
Merrill Lynch	3M USD LIBOR	2.73%	11/15/43	165,000	5	(2,658)	-	(2,653)
		USD-FEDERAL FUNDS-
Merrill Lynch	1.42%	H 15-0IS- COMPOUND	05/31/21	630,000	6	4,024	4,030	-
Morgan Stanley	1.41%	1.41%	12/08/26	505,000	-	(9,238)	-	(9,238)
Morgan Stanley	3M USD LIBOR	2.40%	08/15/26	375,000	6	895	901	-
		EUR - EUROSTAT
		EUROZONE HICP
Morgan Stanley	1.13%	(CPTFEMU)	12/08/21	505,000	-	6,713	6,713	-

					$56	$1,001$	29,198	$(28,141)

For the period ended January 31, 2017, the total amount of all open swap agreements, as presented in the tables above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on net assets of $198,271,663.

*	Non-income producing security.
‡	Real Estate Investment Trust
(1)	In U.S. Dollars unless otherwise indicated.
(A)	Security considered Master Limited Partnership. At January 31, 2017, these securities amounted to $44,708,800 or 22.5% of Net Assets.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
(C)	Interest rate unavailable.
†	At January 31, 2017, the tax basis cost of the Fund’s investments was $198,420,086, and the unrealized appreciation and depreciation were $9,601,849 and $(13,833,802) respectively.

AUD — Australian Dollar

BBA — British Bankers’ Association

CHF — Swiss Franc

Cl — Class

CPTFEMU — Eurostat Eurozone HICP Ex Tobacco Unrevised

                    Series NSA

EUR — Euro

HICP — Harmonised Indices of Consumer Prices

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

NOK — Norwegian Krone

NZD — New Zealand Dollar

USD — United States Dollar

The following is a list of the inputs used as of January 31, 2017, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$65,883,149	$—	$—	$65,883,149
Common Stock	63,977,715	—	—	63,977,715
U.S. Treasury Obligations	—	61,783,338	—	61,783,338
Sovereign Debt	—	1,735,575	—	1,735,575
Preferred Stock	808,356	—	—	808,356

Total Investments in Securities	$130,669,220	$63,518,913	$—	$194,188,133

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options/Swaptions	$11,578	$167	$—	$11,745
Written Options/Swaptions	(4,266)	(14)	—	(4,280)
Futures Contracts *
Unrealized Appreciation	48,019	—	—	48,019
Unrealized Depreciation	(36,525)	—	—	(36,525)
Forwards Contracts *
Unrealized Appreciation	—	9,654	—	9,654
Unrealized Depreciation	—	(114,719)	—	(114,719)
Interest Rate Swaps *
Unrealized Appreciation	—	29,198	—	29,198
Unrealized Depreciation	—	(28,141)	—	(28,141)

Total Other Financial Instruments	$18,806	$(103,855)	$—	$(85,049)

* Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended January 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended January 31, 2017, there were no Level 3 securities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2017
(unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 24.7%

	Face Amount	Value

CONSUMER DISCRETIONARY — 2.3%
21st Century Fox America
7.250%, 05/18/18	$250,000	$267,223
3.700%, 10/15/25	250,000	252,805
American Honda Finance MTN
1.700%, 09/09/21	1,000,000	965,204
Aramark Services
5.125%, 01/15/24	13,000	13,509
4.750%, 06/01/26(A)	85,000	84,660
CBS
2.300%, 08/15/19	500,000	501,725
2.900%, 01/15/27	250,000	229,432
CCO Holdings
5.500%, 05/01/26(A)	60,000	62,850
Churchill Downs
5.375%, 12/15/21	115,000	119,313
Daimler Finance North America
2.000%, 07/06/21(A)	1,000,000	968,943
DISH DBS
5.875%, 11/15/24	180,000	182,025
ERAC USA Finance
2.700%, 11/01/23(A)	1,000,000	958,746
Ford Motor Credit
1.724%, 12/06/17	350,000	349,780
2.375%, 03/12/19	500,000	499,994
5.750%, 02/01/21	645,000	710,952
General Motors
5.000%, 04/01/35	340,000	335,125
5.200%, 04/01/45	380,000	373,770
Hilton Grand Vacations Borrower LLC
6.125%, 12/01/24(A)	25,000	26,125
Hyundai Capital America MTN
3.000%, 10/30/20(A)	260,000	260,979
LIN Television
5.875%, 11/15/22	55,000	56,100
Myriad International Holdings
6.000%, 07/18/20(A)	355,000	383,698
NBCUniversal Enterprise
5.250%, 03/29/49(A)	170,000	178,075
President and Fellows of Harvard College
3.300%, 07/15/56	120,000	107,596
SACI Falabella
3.750%, 04/30/23(A)	200,000	201,238
Tenneco
5.000%, 07/15/26	60,000	59,922
Time Warner
2.100%, 06/01/19	500,000	500,665
3.600%, 07/15/25	250,000	245,070
Viacom
5.250%, 04/01/44	55,000	50,390

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER DISCRETIONARY — (continued)
Whirlpool MTN
4.850%, 06/15/21	$205,000	$222,142

		9,168,056

CONSUMER STAPLES — 1.3%
Anheuser-Busch InBev Finance
2.625%, 01/17/23	750,000	735,719
4.700%, 02/01/36	250,000	261,704
Archer-Daniels-Midland
2.500%, 08/11/26	500,000	472,716
Bunge Finance
3.250%, 08/15/26	250,000	239,316
CVS Health
2.800%, 07/20/20	500,000	507,064
5.125%, 07/20/45	200,000	219,966
DS Services of America
10.000%, 09/01/21(A)	75,000	81,844
El Puerto de Liverpool
3.875%, 10/06/26(A)	390,000	357,825
Kraft Heinz Foods
6.125%, 08/23/18	250,000	266,160
Kroger
2.650%, 10/15/26	250,000	230,793
Lamb Weston Holdings
4.625%, 11/01/24(A)	55,000	55,138
Mondelez International Holdings Netherlands
1.625%, 10/28/19(A)	350,000	342,624
Sigma Alimentos
5.625%, 04/14/18(A)	200,000	208,000
Walgreens Boots Alliance
3.100%, 06/01/23	500,000	499,035
4.650%, 06/01/46	200,000	200,222
Wal-Mart Stores
4.750%, 10/02/43	500,000	553,323

		5,231,449

ENERGY — 2.6%
Abu Dhabi National Energy PJSC
2.500%, 01/12/18(A)	200,000	200,815
Chevron
2.566%, 05/16/23	450,000	445,033
CNPC General Capital
3.950%, 04/19/22(A)	200,000	206,860
Concho Resources
4.375%, 01/15/25	385,000	393,663
ConocoPhillips
2.200%, 05/15/20	500,000	496,690
Dolphin Energy
5.500%, 12/15/21(A)	200,000	220,512
Energy Transfer Partners
6.050%, 06/01/41	445,000	473,944
3.903%, 11/01/66(B)	56,000	47,810

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2017
(unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY — (continued)
Ensco
4.500%, 10/01/24	$90,000	$80,550
5.750%, 10/01/44	65,000	52,163
Equities Midstream Partners
4.125%, 12/01/26	275,000	270,483
Gulport Energy
6.375%, 05/15/25	60,000	61,500
HollyFrontier
5.875%, 04/01/26	230,000	238,811
Kinder Morgan
5.625%, 11/15/23(A)	400,000	442,314
Kinder Morgan Energy Partners
5.800%, 03/15/35	200,000	215,370
MEG Energy
7.000%, 03/31/24(A)	40,000	37,600
Nabors Industries
5.500%, 01/15/23(A)	115,000	120,175
5.100%, 09/15/23	265,000	276,925
Newfield Exploration
5.750%, 01/30/22	210,000	223,650
Occidental Petroleum
3.000%, 02/15/27	500,000	482,188
Pertamina Persero MTN
5.625%, 05/20/43(A)	545,000	516,481
Petrobras Global Finance
5.625%, 05/20/43	140,000	109,200
6.850%, 06/05/15	300,000	252,090
Petrobras Global Finance BV
5.375%, 01/27/21	20,000	20,131
Petroleos Mexicanos
6.375%, 02/04/21	350,000	374,210
Phillips 66
4.300%, 04/01/22	250,000	268,410
5.875%, 05/01/42	35,000	41,490
QEP Resources
5.250%, 05/01/23	190,000	189,050
Range Resources
5.000%, 03/15/23(A)	105,000	104,475
Rowan
7.375%, 06/15/25	265,000	276,925
Ruby Pipeline
6.000%, 04/01/22(A)	250,000	264,906
Shell International Finance
1.750%, 09/12/21	1,000,000	972,850
3.750%, 09/12/46	280,000	259,928
SM Energy
6.500%, 01/01/23	320,000	329,600
5.625%, 06/01/25	40,000	39,000
TC PipeLines
4.650%, 06/15/21	400,000	420,794
Tesoro
4.750%, 12/15/23(A)	140,000	143,850

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY — (continued)
Tesoro Logistics
5.250%, 01/15/25	$80,000	$83,400
Thai Oil
4.875%, 01/23/43(A)	200,000	199,892
Ultrapar International
5.250%, 10/06/26(A)	280,000	275,016
Williams Partners
3.600%, 03/15/22	300,000	304,808

		10,433,562

FINANCIALS — 6.8%
Ally Financial
3.750%, 11/18/19	375,000	381,094
American Express
7.000%, 03/19/18	350,000	370,327
Banco Santander Chile
3.875%, 09/20/22(A)	185,000	190,553
Bangkok Bank MTN
3.300%, 10/03/18(A)	350,000	356,784
Bank of America MTN
5.650%, 05/01/18	1,100,000	1,149,938
5.000%, 05/13/21	775,000	840,687
3.300%, 01/11/23	500,000	500,899
Bank of America
6.000%, 09/01/17	550,000	563,904
Barclays
2.875%, 06/08/20	610,000	607,332
BB&T
5.250%, 11/01/19	1,000,000	1,081,025
BBVA Banco Continental
3.250%, 04/08/18(A)	275,000	279,647
Capital One
2.250%, 09/13/21	500,000	488,626
3.375%, 02/15/23	500,000	500,096
Cielo
3.750%, 11/16/22(A)	250,000	234,425
Citigroup
6.125%, 11/21/17	750,000	776,810
2.700%, 03/30/21	580,000	576,658
3.750%, 06/16/24	500,000	508,351
Fifth Third Bank MTN
2.150%, 08/20/18	1,000,000	1,005,803
Franklin Resources
4.625%, 05/20/20	350,000	374,980
Goldman Sachs Group
5.950%, 01/18/18	750,000	780,570
2.600%, 04/23/20	405,000	406,829
3.750%, 05/22/25	500,000	502,122
6.750%, 10/01/37	140,000	172,569
Goldman Sachs Group MTN
6.000%, 06/15/20	55,000	60,992
HSBC Holdings
4.300%, 03/08/26	500,000	515,295

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2017
(unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — (continued)
Intercontinental Exchange
2.750%, 12/01/20	$1,007,000	$1,023,015
JPMorgan Chase
6.000%, 10/01/17	1,000,000	1,029,483
4.250%, 10/15/20	55,000	58,348
2.550%, 10/29/20	500,000	501,645
4.625%, 05/10/21	530,000	571,074
4.350%, 08/15/21	400,000	428,083
3.875%, 09/10/24	500,000	504,191
KeyCorp MTN
2.900%, 09/15/20	500,000	507,172
Lloyds Banking Group
3.100%, 07/06/21	200,000	202,022
Metropolitan Life Global Funding I
1.550%, 09/13/19(A)	1,000,000	987,140
1.950%, 09/15/21(A)	550,000	533,359
Morgan Stanley
2.800%, 06/16/20	650,000	655,600
Morgan Stanley MTN
6.625%, 04/01/18	650,000	685,550
3.700%, 10/23/24	300,000	302,210
3.125%, 07/27/26	500,000	474,745
MSCI
4.750%, 08/01/26(A)	55,000	54,725
National Rural Utilities Cooperative Finance
4.750%, 04/30/43(B)	175,000	176,430
Nationwide Mutual Insurance
3.253%, 12/15/24 (A) (B)	400,000	393,757
Navient MTN
8.000%, 03/25/20	345,000	370,875
New York Life Global Funding
2.350%, 07/14/26(A)	450,000	420,417
Quicken Loans
5.750%, 05/01/25(A)	155,000	149,188
Santander UK Group Holdings
5.625%, 09/15/45(A)	200,000	201,060
Springleaf Finance
5.250%, 12/15/19	250,000	251,250
Starwood Property Trust
5.000%, 12/15/21(A)	65,000	66,056
Teachers Insurance & Annuity Association of America
4.375%, 09/15/54 (A) (B)	350,000	347,375
Toronto-Dominion Bank MTN
1.450%, 09/06/18	1,000,000	996,134
Wells Fargo
2.500%, 03/04/21	585,000	579,134
3.069%, 01/24/23	500,000	499,480
3.000%, 10/23/26	550,000	521,337

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — (continued)
Wells Fargo Bank MTN
2.150%, 12/06/19	$285,000	$284,786

		27,001,957

HEALTH CARE — 3.1%
Abbott Laboratories
3.750%, 11/30/26	785,000	772,863
AbbVie
1.800%, 05/14/18	250,000	250,369
3.600%, 05/14/25	250,000	246,038
Actavis Funding
2.350%, 03/12/18	500,000	503,131
4.550%, 03/15/35	500,000	492,974
Aetna
2.800%, 06/15/23	375,000	371,997
Amgen
3.625%, 05/15/22	500,000	516,792
4.663%, 06/15/51	350,000	340,203
Anthem
1.875%, 01/15/18	500,000	501,110
4.650%, 08/15/44	170,000	170,844
Baylor Scott & White Holdings
4.185%, 11/15/45	250,000	246,298
Biogen
2.900%, 09/15/20	60,000	60,977
Celgene
3.875%, 08/15/25	250,000	252,927
5.000%, 08/15/45	250,000	259,671
Centene
4.750%, 01/15/25	115,000	113,490
Express Scripts Holding
3.000%, 07/15/23	500,000	481,485
Fresenius Medical Care US Finance
6.875%, 07/15/17	110,000	112,200
Gilead Sciences
3.500%, 02/01/25	250,000	251,821
2.950%, 03/01/27	300,000	285,192
4.000%, 09/01/36	250,000	240,317
4.150%, 03/01/47	125,000	117,608
HCA
5.000%, 03/15/24	60,000	62,475
5.250%, 04/15/25	140,000	147,350
Kindred Healthcare
8.000%, 01/15/20	185,000	182,225
MEDNAX
5.250%, 12/01/23(A)	35,000	36,138
Medtronic
3.500%, 03/15/25	500,000	511,019
Northwell Healthcare
3.979%, 11/01/46	335,000	308,084
PerkinElmer
5.000%, 11/15/21	205,000	222,101

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2017
(unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

HEALTH CARE — (continued)
Pfizer
4.000%, 12/15/36	$500,000	$504,623
Providence St. Joseph Health Obligated Group
2.746%, 10/01/26	335,000	316,438
3.744%, 10/01/47	175,000	161,266
Quintiles IMS
4.875%, 05/15/23(A)	110,000	111,238
5.000%, 10/15/26(A)	200,000	201,332
RWJ Barnabas Health
3.949%, 07/01/46	350,000	318,768
Shire Acquisitions Investments Ireland
1.900%, 09/23/19	390,000	385,373
2.875%, 09/23/23	500,000	477,549
Tenet Healthcare
6.000%, 10/01/20	112,000	118,160
Teva Pharmaceutical Finance Netherlands III
1.400%, 07/20/18	500,000	496,443
Thermo Fisher Scientific
2.950%, 09/19/26	300,000	283,564
Universal Health Services
4.750%, 08/01/22(A)	230,000	231,438
Valeant Pharmaceuticals International
6.375%, 10/15/20(A)	185,000	162,106
5.875%, 05/15/23(A)	175,000	133,219
Zoetis
3.250%, 02/01/23	385,000	386,076

		12,345,292

INDUSTRIALS — 2.5%
3M MTN
3.125%, 09/19/46	250,000	220,561
Braskem America Finance
7.125%, 07/22/41(A)	280,000	292,460
Burlington Northern Santa Fe
3.900%, 08/01/46	500,000	485,358
CK Hutchison International 16
2.750%, 10/03/26(A)	200,000	185,897
Clean Harbors
5.125%, 06/01/21	80,000	82,016
Continental Airlines Pass-Through Trust , Ser 2000-1, Cl A
8.048%, 11/01/20	198,410	217,259
Continental Airlines Pass-Through Trust , Ser 2012-2, Cl A
4.000%, 10/29/24	241,452	246,280
Continental Airlines Pass-Through Trust , Ser 1998-1, Cl A
6.648%, 09/15/17	49,386	49,762

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INDUSTRIALS — (continued)
CSX
4.750%, 05/30/42	$250,000	$262,287
Eaton
2.750%, 11/02/22	500,000	498,737
Embraer Netherlands Finance
5.050%, 06/15/25	145,000	145,181
FedEx
3.875%, 08/01/42	250,000	225,166
Ferreycorp SAA
4.875%, 04/26/20(A)	200,000	199,250
GATX
3.250%, 09/15/26	250,000	236,429
General Dynamics
1.875%, 08/15/23	500,000	475,538
General Electric
4.125%, 10/09/42	250,000	254,773
IHS Markit
5.000%, 11/01/22(A)	55,000	56,994
International Lease Finance
7.125%, 09/01/18(A)	400,000	430,280
6.250%, 05/15/19	600,000	647,220
5.875%, 08/15/22	40,000	44,192
John Deere Capital MTN
1.250%, 10/09/19	1,000,000	984,521
Johnson Controls International
1.400%, 11/02/17	500,000	499,302
L3 Technologies
3.850%, 12/15/26	285,000	285,719
Lockheed Martin
4.500%, 05/15/36	250,000	263,961
Molex Electronic Technologies
3.900%, 04/15/25(A)	87,000	86,414
Norfolk Southern
4.450%, 06/15/45	250,000	261,339
Owens Corning
4.200%, 12/01/24	95,000	97,151
Republic Services
3.550%, 06/01/22	250,000	259,931
Siemens Financieringsmaatschappij
2.350%, 10/15/26(A)	400,000	369,299
TransDigm
6.375%, 06/15/26(A)	55,000	54,175
TTX MTN
3.900%, 02/01/45(A)	400,000	359,638
Union Pacific
4.150%, 01/15/45	250,000	253,155
United Technologies
1.778%, 05/04/18(C)	200,000	200,120
4.500%, 06/01/42	250,000	262,972
3.750%, 11/01/46	425,000	399,200

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2017
(unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INDUSTRIALS — (continued)
Waste Management
3.500%, 05/15/24	$250,000	$257,059

		10,149,596

INFORMATION TECHNOLOGY — 0.9%
Cisco Systems
1.850%, 09/20/21	1,000,000	976,616
Diamond 1 Finance
7.125%, 06/15/24(A)	40,000	43,795
First Data
5.000%, 01/15/24(A)	175,000	177,298
Flex
4.750%, 06/15/25	70,000	73,711
Hewlett Packard Enterprise
3.600%, 10/15/20	345,000	354,158
6.200%, 10/15/35	195,000	206,869
Micron Technology
5.250%, 08/01/23(A)	130,000	130,325
Microsoft
2.400%, 02/06/22	1,000,000	999,728
3.300%, 02/06/27	235,000	235,056
Tencent Holdings
3.375%, 03/05/18(A)	355,000	360,097
Virgin Media Secured Finance
5.500%, 08/15/26(A)	200,000	203,000

		3,760,653

MATERIALS — 1.2%
Air Liquide Finance
2.500%, 09/27/26(A)	500,000	472,943
Albemarle
4.150%, 12/01/24	250,000	256,000
Amcor Finance USA
3.625%, 04/28/26(A)	200,000	196,513
Anglo American Capital
4.875%, 05/14/25(A)	200,000	202,500
ArcelorMittal
7.750%, 03/01/41	215,000	233,813
Axalta Coating Systems
4.875%, 08/15/24(A)	150,000	151,875
Celulosa Arauco y Constitucion
5.000%, 01/21/21	205,000	216,123
Freeport-McMoRan
2.375%, 03/15/18	90,000	89,730
3.550%, 03/01/22	310,000	289,850
Graphic Packaging International
4.125%, 08/15/24	85,000	82,663
International Paper
3.800%, 01/15/26	250,000	253,352
Koppers
6.000%, 02/15/25(A)	50,000	51,750
LyondellBasell Industries
5.000%, 04/15/19	500,000	528,774

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

MATERIALS — (continued)
Methanex
5.250%, 03/01/22	$180,000	$187,782
Mexichem
6.750%, 09/19/42(A)	205,000	201,156
OCP
5.625%, 04/25/24(A)	200,000	207,658
Scotts Miracle-Gro
5.250%, 12/15/26(A)	60,000	60,413
Sealed Air
4.875%, 12/01/22(A)	55,000	56,719
5.250%, 04/01/23(A)	110,000	114,675
Southern Copper
5.875%, 04/23/45	210,000	214,011
Suzano Austria GmbH
5.750%, 07/14/26(A)	245,000	245,319
Valvoline
5.500%, 07/15/24(A)	80,000	84,000
Votorantim Cimentos
7.250%, 04/05/41(A)	345,000	336,340

		4,733,959

REAL ESTATE — 1.1%
Boston Properties
3.125%, 09/01/23	225,000	222,354
Camden Property Trust
5.700%, 05/15/17	400,000	404,819
CBRE Services
5.000%, 03/15/23	75,000	77,413
DDR MTN
7.500%, 07/15/18	150,000	161,035
GLP Capital
5.375%, 04/15/26	60,000	62,550
HCP
3.400%, 02/01/25	500,000	479,361
iStar
6.500%, 07/01/21	355,000	369,200
Liberty Property
4.750%, 10/01/20	350,000	374,059
MGM Growth Properties Operating Partnership
5.625%, 05/01/24(A)	30,000	31,313
Prologis
4.000%, 01/15/18	350,000	356,070
Realty Income
2.000%, 01/31/18	200,000	200,703
Ventas Realty
3.250%, 10/15/26	450,000	429,219
VEREIT Operating Partnership
3.000%, 02/06/19	55,000	55,037
4.875%, 06/01/26	80,000	81,555
WEA Finance
1.750%, 09/15/17(A)	755,000	755,719

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2017
(unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

REAL ESTATE — (continued)
Welltower
2.250%, 03/15/18	$500,000	$502,914

		4,563,321

TELECOMMUNICATION SERVICES — 1.4%
Altice US Finance I
5.375%, 07/15/23(A)	200,000	208,250
AT&T
3.900%, 03/11/24	250,000	251,571
5.250%, 03/01/37	340,000	338,399
4.350%, 06/15/45	10,000	8,585
4.750%, 05/15/46	525,000	479,543
5.450%, 03/01/47	130,000	129,271
4.500%, 03/09/48	60,000	52,374
5.700%, 03/01/57	130,000	129,221
Bharti Airtel International Netherlands
5.350%, 05/20/24(A)	435,000	456,350
Colombia Telecomunicaciones
5.375%, 09/27/22(A)	200,000	196,500
Cox Communications
3.350%, 09/15/26(A)	200,000	190,422
CSC Holdings
8.625%, 02/15/19	100,000	111,000
Embarq
7.995%, 06/01/36	280,000	271,513
Level 3 Financing
5.250%, 03/15/26(A)	55,000	54,794
Ooredoo International Finance MTN
3.250%, 02/21/23(A)	200,000	197,412
SBA Communications
4.875%, 09/01/24(A)	60,000	58,566
SK Telecom MTN
2.125%, 05/01/18(A)	380,000	380,037
Sprint Capital
6.875%, 11/15/28	120,000	123,600
Sprint Communications
9.000%, 11/15/18(A)	110,000	120,450
Sprint Spectrum
3.360%, 09/20/21(A)	200,000	200,250
Telefonica Emisiones
5.462%, 02/16/21	210,000	229,178
Time Warner Cable
4.500%, 09/15/42	415,000	372,836
T-Mobile USA
6.633%, 04/28/21	115,000	119,888
Verizon Communications
2.625%, 02/21/20	240,000	243,084
5.150%, 09/15/23	325,000	358,898
4.272%, 01/15/36	250,000	232,735
4.862%, 08/21/46	200,000	192,076

		5,706,803

CORPORATE OBLIGATIONS — continued

	Face Amount(1)	Value

UTILITIES — 1.5%
AmeriGas Partners
5.500%, 05/20/25	$45,000	$46,125
Baltimore Gas & Electric
3.500%, 08/15/46	500,000	454,554
Duke Energy Carolinas
4.250%, 12/15/41	500,000	514,657
Duke Energy Florida
3.400%, 10/01/46	500,000	447,327
Empresa Nacional de Electricidad
4.250%, 04/15/24	45,000	45,343
Enersis Americas
4.000%, 10/25/26	40,000	39,008
FirstEnergy
2.750%, 03/15/18	130,000	130,980
Georgia Power
4.300%, 03/15/43	250,000	255,276
HKCG Finance
6.250%, 08/07/18 (A)	200,000	212,156
Kansas City Power & Light
3.150%, 03/15/23	300,000	300,693
Metropolitan Edison
4.000%, 04/15/25 (A)	400,000	402,322
NextEra Energy Capital Holdings
2.056%, 09/01/17	400,000	401,500
PacifiCorp
5.750%, 04/01/37	250,000	306,114
Public Service Electric & Gas MTN
4.000%, 06/01/44	500,000	495,999
Southern Gas Capital
2.450%, 10/01/23	400,000	384,274
Southwestern Electric Power
6.200%, 03/15/40	350,000	429,499
Talen Energy Supply
6.500%, 06/01/25	65,000	52,488
Transelec
4.250%, 01/14/25 (A)	200,000	202,873
Virginia Electric & Power
5.400%, 04/30/18	325,000	340,005
4.450%, 02/15/44	250,000	262,215
4.000%, 11/15/46	290,000	285,974

		6,009,382

Total Corporate Obligations (Cost $101,763,277)		99,104,030

SOVEREIGN DEBT — 23.5%
Argentine Bonos del Tesoro
18.200%, 10/03/21 ARS	23,590,000	1,575,148

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2017
(unaudited)

SOVEREIGN DEBT — continued

	Face Amount(1)	Value

16.000%, 10/17/23 ARS	6,344,000	$412,192

15.500%, 10/17/26 ARS	32,609,000	2,194,541
Argentine Republic Government International Bond
7.500%, 04/22/26(A)	225,000	234,900
Bank Negara Malaysia Monetary Notes

2.310%, 04/20/17 MYR(D)	15,630,000	3,506,095
Brazil Letras do Tesouro Nacional

12.619%, 01/01/19 BRL(D)	18,000,000	4,728,343
Brazil Notas do Tesouro Nacional

10.000%, 01/01/27 BRL	30,100,000	9,214,602
Colombia Government International Bond
4.500%, 01/28/26	400,000	417,800
Colombian TES

10.000%, 07/24/24 COP	904,000,000	368,327

7.750%, 09/18/30 COP	8,950,600,000	3,258,691

7.500%, 08/26/26 COP	457,800,000	163,404

6.000%, 04/28/28 COP	534,600,000	169,077
Indonesia Government International Bond
3.700%, 01/08/22(A)	200,000	202,736
Indonesia Treasury Bond

10.500%, 08/15/30 IDR	550,000,000	49,284

9.000%, 03/15/29 IDR	2,447,000,000	197,904

8.750%, 05/15/31 IDR	6,794,000,000	535,023

8.375%, 03/15/24 IDR	16,072,000,000	9,851,875

7.000%, 05/15/27 IDR	3,785,000,000	270,428
Korea Monetary Stabilization Bond

1.250%, 08/02/18 KRW	4,000,000,000	3,425,034
Korea Treasury Bond

2.000%, 03/10/21 KRW	4,100,000,000	3,551,306

1.500%, 06/10/19 KRW	4,100,000,000	3,514,012

1.375%, 09/10/21 KRW	4,200,000,000	3,539,403
Malaysia Government Bond

4.240%, 02/07/18 MYR	2,830,000	646,380

4.012%, 09/15/17 MYR	3,554,000	807,210

SOVEREIGN DEBT — continued

	Face Amount(1)	Value

3.314%, 10/31/17 MYR	23,705,000	$5,363,635

3.260%, 03/01/18 MYR	14,920,000	3,376,767
Mexican Bonos

8.500%, 12/13/18 MXN	58,010,000	2,865,252

6.500%, 06/10/21 MXN	27,000,000	1,266,073

5.750%, 03/05/26 MXN	17,300,000	738,237

5.000%, 12/11/19 MXN	172,370,000	8,039,940

4.750%, 06/14/18 MXN	140,170,000	6,555,312
Mexico Cetes

0.00%, 03/02/17 MXN(D)	882,373,000	4,209,811
Mexico Government International Bond

4.000%, 03/15/15 EUR	140,000	121,691
Philippine Government International Bond

6.250%, 01/14/36 PHP	10,000,000	218,025

3.900%, 11/26/22 PHP	10,000,000	192,907

2.125%, 05/23/18 PHP	218,000,000	4,337,891
Republic of South Africa Government Bond

10.500%, 12/21/26 ZAR	2,289,000	188,387

8.875%, 02/28/35 ZAR	910,000	63,970

8.250%, 03/31/32 ZAR	1,540,000	103,952

8.000%, 01/31/30 ZAR	1,470,000	98,954

7.000%, 02/28/31 ZAR	300,000	18,370
Saudi Government International Bond
4.500%, 10/26/46(A)	240,000	234,771
3.250%, 10/26/26(A)	385,000	367,437
Ukraine Government International Bond
7.750%, 09/01/26(A)	1,920,000	1,805,280
4.624%, 05/31/40(A) (B)	3,100,000	915,585

Total Sovereign Debt (Cost $98,166,340)		93,915,962

U.S. TREASURY OBLIGATIONS — 21.1%
U.S. Treasury Bonds
3.875%, 08/15/40	250,000	287,471
3.750%, 08/15/41	250,000	282,070
3.625%, 08/15/43	250,000	277,383

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2017
(unaudited)

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
3.125%, 08/15/44	$250,000	$253,477
2.875%, 08/15/45	250,000	240,967
2.875%, 11/15/46	4,690,000	4,528,049
2.750%, 08/15/42	250,000	236,895
2.500%, 02/15/45	250,000	223,233
2.500%, 02/15/46	250,000	222,549
2.500%, 05/15/46	660,000	587,246
2.250%, 08/15/46	290,000	243,917
U.S. Treasury Inflation Protected Securities
1.375%, 02/15/44	67,313	74,343
1.000%, 02/15/46	845,446	860,908
0.750%, 02/15/45	1,204,293	5,547,127
0.375%, 07/15/25	1,155,146	1,161,225
0.250%, 01/15/25	1,981,936	1,969,301
U.S. Treasury Notes
2.750%, 02/15/24	500,000	516,270
2.250%, 01/31/24	1,255,000	1,255,245
2.250%, 11/15/24	250,000	248,379
2.000%, 02/28/21	500,000	504,649
2.000%, 05/31/21	500,000	503,628
2.000%, 08/31/21	500,000	502,656
2.000%, 12/31/21	12,440,000	12,493,454
2.000%, 02/15/25	250,000	243,311
2.000%, 08/15/25	250,000	242,110
2.000%, 11/15/26	6,045,000	5,809,105
1.875%, 01/31/22	3,660,000	3,654,136
1.875%, 05/31/22	1,130,000	1,123,202
1.875%, 08/31/22	500,000	495,215
1.750%, 02/28/22	500,000	495,254
1.625%, 11/30/20	500,000	498,418
1.625%, 02/15/26	250,000	233,496
1.500%, 12/31/18	2,180,000	2,192,262
1.500%, 01/31/19	8,425,000	8,470,090
1.500%, 02/28/19	500,000	502,520
1.500%, 11/30/19	500,000	500,821
1.500%, 01/31/22	2,905,000	2,844,857
1.500%, 02/28/23	500,000	481,680
1.500%, 08/15/26	435,000	399,928
1.375%, 02/29/20	500,000	497,852
1.375%, 05/31/20	500,000	496,660
1.375%, 08/31/23	500,000	474,512
1.250%, 11/30/18	500,000	500,703
1.250%, 12/31/18	4,460,000	4,464,704
1.125%, 01/31/19	680,000	678,911
1.125%, 05/31/19	500,000	497,774
1.125%, 08/31/21	865,000	837,157
1.000%, 05/31/18	500,000	500,020
1.000%, 08/31/19	500,000	495,293
0.750%, 10/31/17	1,660,000	1,659,741
0.750%, 08/31/18	4,845,000	4,820,018
0.500%, 02/28/17	7,335,000	7,335,322

Total U.S. Treasury Obligations (Cost $85,907,502)		84,465,514

MORTGAGE-BACKED SECURITIES — 19.0%

AGENCY MORTGAGE-BACKED OBLIGATIONS — 16.8%
FHLMC
4.500%, 03/01/46	24,038	25,996

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
4.000%, 06/01/46	$3,182,850	$3,340,822
3.500%, 08/01/46	9,400,371	9,637,395
3.000%, 10/01/45	6,387,265	6,356,161
2.500%, 12/01/31	2,059,597	2,071,144
FNMA
4.500%, 06/01/46	1,246,152	1,342,687
4.000%, 04/01/46	4,295,324	4,509,101
3.850%, 08/01/25	194,779	206,717
3.820%, 01/01/29	519,629	562,140
3.760%, 12/01/35	492,850	503,861
3.500%, 04/01/46	5,710,321	5,839,460
3.390%, 01/01/31	210,000	212,962
3.260%, 09/01/24	205,799	212,407
3.210%, 01/01/26	196,657	200,914
3.190%, 06/01/25	208,071	212,509
3.170%, 02/01/30	255,000	254,339
3.110%, 02/01/28	215,000	216,214
3.010%, 04/01/28	215,000	214,219
3.000%, 04/01/43	4,785,184	4,767,588
2.960%, 04/01/27	208,516	208,750
2.950%, 06/01/31	220,000	212,903
2.780%, 05/01/28	215,000	209,844
2.710%, 12/01/27	194,214	189,672
2.500%, 09/01/26	3,528,807	3,475,422
2.000%, 01/01/24	1,827,572	1,837,347
FNMA TBA
5.000%, 02/01/38	530,000	577,664
4.500%, 02/01/34	3,525,000	3,789,787
3.500%, 02/25/41	3,235,000	3,301,014
3.000%, 02/01/26	6,065,000	6,055,044
GNMA
4.620%, 10/20/65	1,484,682	1,556,538
4.399%, 04/20/63	933,964	985,734
3.500%, 06/20/46	1,456,106	1,509,914
3.000%, 10/20/46	738,007	745,169
GNMA TBA
3.500%, 02/15/41	1,130,000	1,170,168
3.000%, 02/01/43	700,000	706,016

		67,217,622

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 2.2%
225 Liberty Street Trust, Ser 2016-225L, Cl A
3.597%, 02/10/36(A)	85,000	87,193
BAMLL Commercial Mortgage Securities Trust, Ser 2012- PARK, Cl A
2.959%, 12/10/30(A)	105,000	106,479
BAMLL Commercial Mortgage Securities Trust, Ser 2014- 520M, Cl A
4.185%, 08/15/46(A)(B)	105,000	111,697
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/30(A)	360,000	355,392
COMM Mortgage Trust, Ser 2014-UBS5, Cl A4
3.838%, 09/10/47	310,000	324,010
COMM Mortgage Trust, Ser 2016- SAVA, Cl A

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2017
(unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
3.550%, 10/15/18	$195,000	$196,038
COMM Mortgage Trust, Ser 2016-SAVA, Cl C
3.550%, 10/15/34(B)	100,000	100,353
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/44(A) (B)	110,000	115,928
GS Mortgage Securities Trust, Ser 2007-GG10, Cl A4
5.793%, 08/10/45(B)	215,111	215,391
GS Mortgage Securities Trust, Ser 2012-ALOH, Cl A
3.551%, 04/10/34(A)	110,000	115,591
Homestar Mortgage Acceptance, Ser 2004-3, Cl AV2C
1.114%, 07/25/34(B)	359,368	356,993
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C18, Cl A3
3.578%, 02/15/47	265,000	274,963
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A4
3.801%, 09/15/47	330,000	344,117
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-C1, Cl A4
5.716%, 02/15/51	449,685	458,578
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD11, Cl A4
5.753%, 06/15/49(B)	396,541	398,027
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A3
4.106%, 07/15/46(A)	329,544	338,626
ML-CFC Commercial Mortgage Trust, Ser 2007-6, Cl A4
5.485%, 03/12/51(B)	298,352	298,457
Morgan Stanley BAML Trust
3.621%, 02/15/24	235,000	244,145
Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl A
3.350%, 07/13/29(A)	105,000	108,852
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/43(A) (B)	105,000	102,473
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004- 12, Cl 2A
2.720%, 09/25/34(B)	542,080	534,554
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004- 16, Cl 5A1
2.997%, 11/25/34(B)	369,708	369,354

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2004-2AC, Cl A1
2.922%, 02/25/34(B)	$519,805	$520,485
Towd Point Mortgage Trust, Ser 2015-2, Cl 1A12
2.750%, 11/25/60(A) (B)	348,354	348,062
UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Cl AS
5.154%, 01/10/45(A)	515,000	566,479
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005- AR15, Cl A1A1
1.031%, 11/25/45(B)	552,866	517,957
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005- AR2, Cl 1A1A
1.101%, 01/25/45(B)	581,550	559,312
Wells Fargo Commercial Mortgage Trust, Ser 120B, Cl A
2.710%, 03/18/28(A) (B)	115,000	116,600
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-DD, Cl 1A1
3.111%, 01/25/35(B)	356,392	355,614
WFRBS Commercial Mortgage Trust, Ser 2011-C4, Cl A3
4.394%, 06/15/44(A)	223,334	230,407

		8,772,127

Total Mortgage-Backed Securities (Cost $77,509,139)		75,989,749

ASSET-BACKED SECURITIES — 4.2%
AUTOMOTIVE — 0.5%
Americredit Automobile Receivables Trust, Ser 2016-4, Cl B
1.830%, 12/08/21	575,000	568,866
Avis Budget Rental Car Funding AESOP, Ser 2014-2A, Cl A
2.500%, 02/20/21(A)	180,000	180,364
CPS Auto Trust, Ser 2017-A, Cl B
2.680%, 05/17/21(A)	115,000	114,955
Credit Acceptance Auto Loan Trust, Ser 2016-3A, Cl A
2.150%, 04/15/24	250,000	248,020
Drive Auto Receivables Trust, Ser 2017-AA, Cl C
2.980%, 01/18/22(A)	45,000	44,990
Drive Auto Receivables Trust, Ser 2017-AA, Cl B
2.510%, 01/15/21(A)	35,000	34,995
DT Auto Owner Trust, Ser 2016- 4A, Cl C

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2017
(unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
AUTOMOTIVE (continued)
2.740%, 10/17/22(A)	$220,000	$219,056
Exeter Automobile Receivables Trust, Ser 2017-1A, Cl A
1.960%, 03/15/21(A)	70,000	69,995
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl B
1.890%, 06/15/21	365,000	363,090
Westlake Automobile Receivables Trust, Ser 2016-3A, Cl A2
1.420%, 10/15/19(A)	150,000	149,688

		1,994,019

CREDIT CARDS — 1.4%
BA Credit Card Trust, Ser 2015-A2, Cl A
1.360%, 09/15/20	1,000,000	999,462
Chase Issuance Trust, Ser 2016- A4, Cl A
1.490%, 07/15/22	1,000,000	982,841
Citibank Credit Card Issuance Trust, Ser 2014-A1, Cl A1
2.880%, 01/23/23	1,000,000	1,028,271
Discover Card Execution Note Trust, Ser 2016-A4, Cl A4
1.390%, 03/15/22	1,000,000	989,028
World Financial Network Credit Card Master Trust, Ser 2012-A, Cl A
3.140%, 01/17/23	1,000,000	1,027,250
World Financial Network Credit Card Master Trust, Ser 2016-A, Cl A
2.030%, 04/15/25	550,000	540,817

		5,567,669

MORTGAGE RELATED SECURITIES — 0.8%
BBCMS Trust, Ser 2013-TYSN, Cl A2
3.756%, 09/05/20(A)	110,000	115,839
BNC Mortgage Loan Trust, Ser 2007-2, Cl A2
0.871%, 05/25/37(B)	412,820	406,693
Citigroup Mortgage Loan Trust, Ser 2005-3, Cl 2A4
3.182%, 08/25/35(B)	635,007	531,638
First Franklin Mortgage Loan Trust, Ser 2006-FF10, Cl A4
0.906%, 07/25/36(B)	534,579	521,431
Morgan Stanley Home Equity Loan Trust, Ser 2006-1, Cl A1
1.011%, 12/25/35(A) (B)	503,696	491,915
Morgan Stanley Home Equity Loan Trust, Ser 2006-1, Cl A2C
1.101%, 12/25/35(B)	524,828	511,597
Nomura Home Equity Loan Trust, Ser 2006-HE1, Cl M1
0.944%, 02/25/36(B)	570,000	558,296

		3,137,409

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
OTHER ASSET-BACKED SECURITIES — 1.5%
CIT Education Loan Trust, Ser 2007-1, Cl A
0.950%, 03/25/42(A) (B)	$102,095	$95,800
Home Partners of America Trust, Ser 2016-1, Cl A
2.185%, 03/17/33(A) (B)	242,525	244,188
Navient Student Loan Trust, Ser 2014-2, Cl A
1.174%, 03/25/83(B)	345,736	335,702
Navient Student Loan Trust, Ser 2014-3, Cl A
1.154%, 03/25/83(B)	348,306	338,699
Navient Student Loan Trust, Ser 2014-4, Cl A
1.154%, 03/25/83(B)	197,068	192,915
Navient Student Loan Trust, Ser 2016-1A, Cl A
1.234%, 02/25/70(A) (B)	291,057	285,309
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
2.475%, 11/25/24(B)	291,697	298,121
Nelnet Student Loan Trust, Ser 2014-3A, Cl A
1.336%, 06/25/41(A) (B)	289,023	285,239
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
1.484%, 11/25/48(A) (B)	300,000	281,472
Nelnet Student Loan Trust, Ser 2015-2A, Cl A2
1.371%, 09/25/47(A) (B)	271,447	267,888
OneMain Financial Issuance Trust, Ser 2016-1A, Cl A
3.660%, 02/20/29(A)	540,000	547,085
Park Place Securities Asset- Backed Pass-Through Certificates, Ser 2005-WHQ2, Cl M1
1.164%, 05/25/35(B)	443,130	442,724
SLC Student Loan Trust, Ser 2006-1, Cl A6
1.123%, 12/15/38(B)	320,000	291,570
SLC Student Loan Trust, Ser 2006-2, Cl A5
0.950%, 09/15/26(B)	277,156	275,431
SLM Student Loan Trust, Ser 2004-5A, Cl A5
1.482%, 10/25/23(A) (B)	145,761	146,057
SLM Student Loan Trust, Ser 2005-4, Cl A3
1.158%, 01/25/27(B)	274,843	272,190
SLM Student Loan Trust, Ser 2006-8, Cl A6
1.198%, 01/25/41(B)	410,000	369,919
SLM Student Loan Trust, Ser 2008-5, Cl A4
2.582%, 07/25/23(B)	250,456	255,383
SLM Student Loan Trust, Ser 2011-2, Cl A2

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2017
(unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
OTHER ASSET-BACKED SECURITIES (continued)
1.956%, 10/25/34(B)	$150,000	$151,635
SLM Student Loan Trust, Ser 2014-1, Cl A3
1.371%, 02/26/29(B)	300,000	292,661
SoFi Professional Loan Program, Ser 2015-D, Cl A2
2.720%, 10/27/36(A)	312,633	313,684
Wachovia Student Loan Trust, Ser 2006-1, Cl A6
1.052%, 04/25/40(A) (B)	310,000	277,920

		6,261,592

Total Asset-Backed Securities (Cost $17,029,777)		16,960,689

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.0%
FHLB
0.000%, 02/03/17(D)	685,000	684,986
0.000%, 02/15/17(D)	855,000	854,862
0.000%, 02/28/17(D)	420,000	419,906
5.500%, 07/15/36	350,000	459,587
4.000%, 09/01/28	315,000	345,598
2.875%, 09/11/20	250,000	260,422
2.375%, 09/10/21	250,000	254,703
1.875%, 03/13/20	250,000	252,212
1.750%, 12/14/18	500,000	504,398
1.500%, 03/08/19	500,000	501,516
1.375%, 03/09/18	500,000	502,254
1.375%, 02/18/21	250,000	245,709
1.250%, 06/08/18	500,000	501,176

		5,787,329

FHLMC
2.375%, 01/13/22	250,000	254,105

FNMA
0.000%, 02/02/17 (D) (E)	690,000	689,993
4.000%, 03/01/39	1,680,000	1,759,077
2.625%, 09/06/24	250,000	252,593
2.125%, 04/24/26	250,000	237,254
1.875%, 09/18/18	500,000	505,868
1.875%, 09/24/26	500,000	461,313
1.750%, 06/20/19	500,000	504,484
1.625%, 01/21/20	500,000	501,457
1.250%, 05/06/21	250,000	243,746
1.000%, 08/28/19	500,000	494,561

		5,650,346

Tennessee Valley Authority
3.500%, 12/15/42	435,000	427,216

Total U.S. Government Agency Obligations (Cost $12,358,624)		12,118,996

MUNICIPAL BONDS — 1.2%
Alabama — 0.1%
Alabama Economic Settlement Authority, Ser B, RB
3.163%, 09/15/25	285,000	286,545

MUNICIPAL BONDS — continued

	Face Amount	Value
Florida — 0.1%
Greater Orlando, Aviation Authority, Ser C, RB
3.494%, 10/01/36	$500,000	$452,145

Wisconsin — 0.0%
Wisconsin Health & Educational Facilities Authority, RB
4.000%, 11/15/46	175,000	169,944

Maine — 0.1%
Maine State, Housing Authority, Ser D, RB
3.289%, 11/15/31	250,000	231,458

West Virginia — 0.1%
West Virginia University, Ser B, RB
4.471%, 10/01/42	500,000	506,280

Massachusetts — 0.1%
Massachusetts State, GO
4.910%, 05/01/29	450,000	519,602

California — 0.4%
Anaheim, Housing & Public Improvements Authority, RB
2.712%, 10/01/28	400,000	368,380
City of Los Angeles California, Wastewater System Revenue, RB
5.713%, 06/01/39	300,000	363,189
Regents of the University of California Medical Center, Ser M, RB
2.859%, 05/15/30	500,000	462,640
University of California, Ser AS, RB
3.552%, 05/15/39	500,000	462,525

		1,656,734

New York — 0.3%
New York State, Dormitory Authority, Ser C, RB
0.750%, 02/15/18	500,000	498,030
Port Authority of New York & New Jersey, Ser 181, RB
4.960%, 08/01/46	500,000	561,744

		1,059,774

Total Municipal Bonds (Cost $5,256,214)		4,882,482

Total Investments—96.7% (Cost $397,990,873) †		$387,437,422

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2017
(unaudited)

A list of the open forward foreign currency contracts held by the Fund at January 31, 2017, is as follows:
Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
3/6/17	AUD	11,887,000	USD	8,959,293	$(48,854)
3/2/17-4/10/17	EUR	33,983,000	USD	36,082,980	(679,504)
3/6/17-9/6/17	JPY	3,390,940,000	USD	33,294,119	3,088,251
3/31/17-7/31/17	KRW	16,560,000,000	USD	14,675,269	282,973
3/6/17	USD	2,502,209	CLP	1,698,750,000	111,202
3/7/17	USD	6,334,792	INR	434,250,000	74,738
9/6/17-9/7/17	USD	2,000,000	MXP	38,872,000	(195,472)

					$2,633,334

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at January 31, 2017, is as follows:

Counterparty	Currency to Deliver	Currency to Receive	Unrealized Appreciation (Depreciation)
Bank of America	$(126,530)	$125,219	$(1,311)
Citigroup	(56,882,694)	58,348,795	1,466,101
JPMorgan Chase Bank	(44,196,573)	45,365,117	1,168,544

			$2,633,334

For the period ended January 31, 2017, the total amount of all open forward foreign currency contracts, as presented in the tables above, is representative of the volume of activity for this derivative type during the period.

			Interest Rate Swaps

							Swap Contracts, at Value
Counterparty	Fund Pays	Fund Received	Termination Date	Notional Amount	Premiums Paid	Unrealized Appreciation	Asset	Liability
Citigroup	2.38%	USD LIBOR BBA	11/18/46	3,800,000	$-	$192,138	$192,138	$ -
Goldman Sachs	1.53%	3-Month USD -LIBOR	09/16/26	19,800,000	-	1,360,631	1,360,631	-

					$-	$1,552,769	$1,552,769	$ -

For the period ended January 31, 2017, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on net assets of $400,603,697.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
(B)	Floating rate security - Rate disclosed is the rate in effect on January 31, 2017.
(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on January 31, 2017. The coupon on a step bond changes on a specified date.
(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
†	At January 31, 2017, the tax basis cost of the Fund’s investments was $397,990,873, and the unrealized appreciation and depreciation were $1,525,918 and $(12,079,369) respectively.

ARS — Argentine Peso

AUD — Australian Dollar

BBA — British Bankers’ Association

BRL — Brazilian Real

Cl — Class

CLP — Chilean Peso

COP — Colombian Peso

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IDR — Indonesian Rupiah

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

PHP — Philippine Peso

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

USD — United States Dollar

ZAR — South African Rand

As of January 31, 2017, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2017